UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® Municipal Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

9/30/08

LMB-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 14, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.5%
General Obligations – Schools	10.2%
Utilities – Municipal Owned	8.8%
State & Local Agencies	8.7%
Universities – Colleges	5.8%

Credit quality of bonds (r)
AAA	26.4%
AA	25.9%
A	25.0%
BBB	15.8%
BB	1.5%
B	0.6%
CCC	0.4%
CC (o)	0.0%
Not Rated	4.4%

Portfolio facts
Average Duration (d)(i)	7.8
Average Life (i)(m)	15.5 yrs.
Average Maturity (i)(m)	17.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages	are based on net assets as of 9/30/08, unless otherwise noted.

The	portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

April 1, 2008 through September 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.77%	$1,000.00	$971.66	$3.81
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.52%	$1,000.00	$968.05	$7.50
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69
C	Actual	1.51%	$1,000.00	$968.17	$7.45
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
A1	Actual	0.52%	$1,000.00	$972.88	$2.57
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
B1	Actual	1.28%	$1,000.00	$969.21	$6.32
	Hypothetical (h)	1.28%	$1,000.00	$1,018.65	$6.48

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, and 1.36% for A, B, C, A1, and B1 classes, respectively; the actual expenses paid during the period would have been approximately $4.20, $7.89, $7.89, $2.97, and $6.71 for A, B, C, A1, and B1 classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.31, $8.09, $8.09, $3.04, and $6.88 for A, B, C, A1, and B1 classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.5%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$165,391
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	802,939
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	76,437
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,218,794
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	9,125,000	8,381,951
Indianapolis, IN, Local Public Improvement (Airport Authority Project), “I”, MBIA, 5%, 2034	900,000	717,372
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,170,000	2,750,193
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,508,151
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,097,248

		$17,718,476
General Obligations - General Purpose - 4.5%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,044,424
Chicago, IL, AMBAC, 5.5%, 2018	11,800,000	12,770,432
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,133,649
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	2,340,000	2,420,590
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	590,000	525,991
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,492
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,128,904
Country Club Hills, IL, “N”, MBIA, 5%, 2031	3,170,000	2,924,008
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	873,243
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,085,860
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	517,956
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	444,021
Mobile County, AL, 6%, 2009 (c)	800,000	823,768
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,018,920
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	1,928,240
State of California, 5%, 2031	1,405,000	1,287,486
State of Illinois, MBIA, 5.5%, 2025	500,000	501,770

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
State of Washington, 6.75%, 2010	$3,880,000	$4,095,418
State of Washington, 6%, 2012	4,360,000	4,762,602
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,264,176

		$54,556,950
General Obligations - Improvement - 2.5%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,046,650
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,272,715
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,094,261
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	10,185,000	11,979,291
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,068,428

		$30,461,345
General Obligations - Schools - 10.1%
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	$20,295,000	$22,353,522
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,278,040
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	399,320
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	248,690
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	281,697
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,009,090
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	1,982,307
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	333,071
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,356,565
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	937,290
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	957,810
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	2,505,000	857,436
Joshua, TX, Independent School District, PSF, 4.75%, 2033	11,585,000	10,242,530
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,451,537
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,340,255
Keller, TX, Independent School District, PSF, 6%, 2017	225,000	234,943
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,271,567
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)	640,000	703,283
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	883,890
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	738,780

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	$12,000,000	$11,261,640
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,221,887
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,062,510
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,044,395
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building, “N”, PSF, 0%, 2029	4,000,000	1,132,400
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,608,585
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	786,473
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,275,000	527,846
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, “N”, PSF, 0%, 2014	90,000	66,789
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,806,362
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	3,938,557
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,212,200
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,212,200
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	2,500,000	2,423,375
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	402,774
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	13,899,900
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	7,464,533
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,897,587
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	1,966,280
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	616,706
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,750,032
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,855,139
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	4,916,174

		$122,935,967
Healthcare Revenue - Hospitals - 22.2%
Akron Bath Copley, OH, Hospital Rev. (Children’s Hospital), FSA, 5.25%, 2025	$1,000,000	$991,030
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	650,000	748,683
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	179,482

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$3,995,000	$2,745,564
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	403,137
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5.5%, 2038	4,220,000	3,740,988
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,001,560
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,683,045
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	770,000	666,604
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	840,000	757,520
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,175,236
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	2,275,000	2,143,505
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,044,064
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF 5.75%, 2038	2,640,000	2,475,686
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	3,260,000	3,063,357
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	2,550,000	2,204,909
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	164,208
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	76,921
Cass County, MO, Hospital Rev., 5.625%, 2038	890,000	744,690
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	435,000	427,779
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,948,853
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,150,000	2,790,932
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	1,175,000	1,036,656
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	919,260
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	544,420
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	2,630,000	2,345,460

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Douglas County, NE, Hospital Authority Rev. (Children’s Hospital Foundation), 6%, 2028	$3,000,000	$2,891,970
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,698,900
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	4,508,200
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	110,000	110,073
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	650,000	499,571
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,370,212
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)	2,000,000	2,185,480
Harris County, TX, Health Facilities Development Corp., “A” (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,435,493
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 7.204%, 2027 (p)	5,000,000	5,013,100
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,789,755
Illinois Development Finance Authority Rev. (Provena Health), “A” MBIA, 5.25%, 2012	1,600,000	1,618,032
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	3,630,000	3,166,231
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	3,250,000	2,995,655
Illinois Finance Authority Rev. (Kishhealth Systems Obligations Group), 5.75%, 2028	2,990,000	2,745,358
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	715,000	620,127
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	2,158,350
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,933,596
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015	7,500,000	7,640,025
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	2,827,440
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,611,525
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,865,266

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$1,765,000	$1,573,268
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	5,137,070
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	203,339
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	417,669
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,495,926
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	113,585
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,321,484
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	401,740
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	241,955
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	3,655,000	3,343,375
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,241,819
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5.5%, 2033	1,510,000	1,328,528
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5.75%, 2041	2,140,000	1,894,842
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	630,000	512,171
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	2,666,780
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,550,418
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	211,653
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,709,188
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,199

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee), 6.375%, 2022	$1,000,000	$1,017,040
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	504,339
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	294,807
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,636,444
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	1,100,000	1,072,588
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,286,605
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Mary’s Healthcare), 6.125%, 2037	1,810,000	1,710,559
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	249,487
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	256,190
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2012 (c)	1,000,000	1,097,160
Marion County, FL, Hospital District (Munroe Regional Medical Center), 5.625%, 2019	480,000	483,096
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	507,930
Marshall County, AL, Health Care, “A”, 5.75%, 2015	1,000,000	1,022,140
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	938,672
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,440,020
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	1,750,000	1,650,793
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,254,215
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,635,000	2,463,462
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	2,250,000	1,851,593
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,636,070
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,160,040

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	$395,000	$332,566
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	529,767
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	3,456,777
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,967,868
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	1,013,700
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	285,261
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	691,935
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	802,880
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM, MBIA, 5.375%, 2014 (c)	515,000	540,384
Michigan Hospital Finance Authority Rev., (Crittenton), “A” 5.625%, 2027	1,000,000	973,690
Michigan State Hospital Finance Authority (McLaren Health Care), 5.75%, 2038	2,910,000	2,659,856
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,187,129
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	836,415
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	477,372
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,582,451
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	230,000	232,868
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	493,607
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	265,000	277,219
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,044,050
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	515,105
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	2,708,340
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	491,035

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	$4,695,000	$550,019
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,810,871
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,479,052
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,500,150
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	703,485
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	652,451
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	900,000	854,136
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	600,000	617,814
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	250,841
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,626,261
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,436,164
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,490,000	1,574,155
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University), 6.625%, 2023	2,665,000	2,340,243
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	2,710,000	1,945,048
Reno, NV, Hospital Rev. (Washoe Medical Center), “N”, 5.5%, 2039	2,000,000	1,813,720
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,900,786
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,672,830
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	270,000	280,579
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	720,634
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	344,893
Ross County, OH, Hospital Rev. (Adena Health System), 5.75%, 2035	2,520,000	2,237,710

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	$770,000	$769,438
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	265,776
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	970,520
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	3,750,582
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,393,037
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	328,905
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	548,175
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	826,943
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	445,000	390,848
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	469,035
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,480,733
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	480,585
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	504,738
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	4,385,000	3,608,329
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,609,665
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	918,530
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	774,960
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,609,120
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	3,009,270
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	626,556
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	407,076
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,393,455

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	$1,410,000	$1,126,858
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	496,720
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,126,171
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	837,135
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,276,724
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,466,874
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	469,255
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	184,913
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,202,538
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	927,960
West Virginia Hospital Finance Authority Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,749,548
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,235,358
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,568,086
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	858,976
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	654,823
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,789,848
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	3,165,000	2,441,798
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,247,140
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,098,150
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,039,013
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	325,000	326,762

		$270,334,210

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 0.5%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	$1,635,000	$1,463,717
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	305,000	338,211
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	195,000	204,023
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	313,084
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	121,755
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	780,000	687,625
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	455,000	531,367
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,007,067
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	860,000	844,890
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	337,988

		$5,849,727
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$235,000	$235,360
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	125,000	125,845
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,064,240

		$1,425,445
Industrial Revenue - Airlines - 0.4%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$740,000	$340,141
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	332,756
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	458,266
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	421,564
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	300,000	284,739

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$1,970,000	$1,730,921
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,752,140

		$5,320,527
Industrial Revenue - Chemicals - 0.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (a)	$4,500,000	$4,441,680
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	683,636
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	820,656
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	875,470

		$6,821,442
Industrial Revenue - Environmental Services - 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,424,815
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,412,550
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	500,000	499,070
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,769,645
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	1,950,000	1,815,567
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	150,000	152,910
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	226,611
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	507,481

		$8,808,649
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other - 2.0%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$500,000	$508,905

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$1,000,000	$944,700
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	240,675
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	414,810
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	500,105
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	3,600,139
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,624,661
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,308,307
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	400,000	413,340
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	540,997
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	670,516
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	3,954,766

		$24,721,921
Industrial Revenue - Paper - 1.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$260,000	$190,122
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,636,784
Georgetown County, SC, Environmental Improvement Rev. (International Paper Co.), 5.7%, 2014	1,400,000	1,366,568
Jay, ME, Solid Waste Disposal Rev., (International Paper Co.), “A” 5.125%, 2018	1,500,000	1,244,415
Mobile, AL, Industrial Development Board Improvement Rev., (International Paper Co.), “B”, 6.45%, 2019	2,000,000	1,878,280
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026	1,500,000	1,342,380
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	500,000	435,850
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	700,000	700,721

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$2,055,000	$1,801,064
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,132,375
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	550,000	282,249

		$13,010,808
Miscellaneous Revenue - Entertainment & Tourism - 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$265,000	$92,212
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	185,000	150,451

		$242,663
Miscellaneous Revenue - Other - 0.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$760,000	$647,262
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	300,000	323,730
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	432,504
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	1,375,000	1,282,820
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	1,120,000	1,022,773
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	428,106
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	3,963,608
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	60,000	48,038

		$8,148,841
Multi-Family Housing Revenue - 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$441,679
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,021,829
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2049 (a)(n)	2,000,000	2,033,260
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	200,696

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	$1,465,000	$1,214,675
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,003,524
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (a)(n)	2,000,000	1,922,580
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	305,000	246,169
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,816,640

		$9,901,052
Parking - 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$257,486
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	550,000	353,359
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,185,000	711,877
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	300,000	168,792

		$1,491,514
Sales & Excise Tax Revenue - 2.6%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,056,138
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	9,288,600
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,768,600
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	5,250,000	5,049,555
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,009,700
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,094,563
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	3,340,000	3,197,516

		$31,464,672
Single Family Housing - Local - 3.2%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,911,951
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	116,000	119,975
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,777,479
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	325,000	324,961

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$25,000	$25,114
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,480,000	2,429,036
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	415,000	416,747
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	20,000	20,239
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	75,000	75,992
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,500,000	1,346,685
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,455,000	3,409,774
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	270,000	76,486
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,066
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	150,000	151,442
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	505,000	514,837
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	605,000	609,314
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	80,000	80,188
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	980,000	990,378
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	75,000	77,439
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	560,000	558,398
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	183,544
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,330,000	3,244,119
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,365,000	2,031,299
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,800,000	1,809,882
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	285,000	287,266
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	570,000	565,662
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	895,000	892,530
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	360,000	358,855

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	$2,650,000	$2,513,154
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,185,000	3,076,519
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	756,000
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	965,000	923,071
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,465,000	1,395,940
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	335,000	311,862
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	925,000	927,350
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	2,100,000	1,953,147
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	565,000	528,891
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	860,000	847,977
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program), “A”, GNMA, 5.25%, 2039	1,166,831	1,030,779

		$39,624,348
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,580,000	$1,757,494
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,315,000	655,122
Colorado Housing & Finance Authority Rev., 6.05%, 2016	135,000	135,605
Colorado Housing & Finance Authority Rev., 7.45%, 2016	115,000	114,247
Colorado Housing & Finance Authority Rev., 6.875%, 2028	25,000	25,022
Colorado Housing & Finance Authority Rev., 6.8%, 2030	180,000	180,718
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	175,000	179,083
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	10,000	10,041
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	3,000	3,034
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	820,000	765,519
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	80,000	80,956
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	39,000	39,372
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	80,445
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	540,000	542,592

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	$505,000	$514,615
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	145,000	145,692
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	60,000	60,852
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	80,000	81,937
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,805,000	1,829,945
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	485,000	486,082
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	120,000	122,555
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,805,000	1,824,259
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	80,000	80,875
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	125,000	125,793
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	300,000	304,974
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	285,000	287,385
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	615,000	623,395
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	430,000	437,929
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	310,000	311,001
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	220,000	220,312
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	645,000	655,204
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	205,000	207,007
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	435,000	431,690
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	975,000	977,145
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	530,000	534,929
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,910,000	1,914,851
New Mexico Mortgage Finance Authority Rev., “N”, GNMA, 5.95%, 2037	1,645,000	1,654,130
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	1,210,000	1,211,730

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	$40,000	$40,108
Oklahoma Housing Finance Agency Rev., 6.65%, 2029	165,000	167,262
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	2,175,000	2,204,210
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	438,266
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	3,390,000	3,445,291
Virginia Housing Development Authority Commonwealth, “A”, 4.4%, 2015	1,650,000	1,460,151
Virginia Housing Development Authority Commonwealth, “A”, 4.4%, 2015	2,115,000	1,859,593
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	355,000	352,533

		$29,580,951
Solid Waste Revenue - 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,562,575
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	780,000	756,584
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,615,000	2,699,569
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	876,480

		$5,895,208
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$546,900
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,045,032
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,031,120

		$2,623,052
State & Local Agencies - 8.6%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,679,455
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,777,445
Alabama Building Renovation Authority, AMBAC, 6%, 2018	760,000	790,962
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,954,738
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	2,964,253
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	18,700,000	19,625,089

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “B”, AMBAC, 3.5%, 2018	$3,100,000	$3,100,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.993%, 2018 (p)	5,650,000	6,209,011
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,070,710
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,681,492
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	764,359
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	1,948,914
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,326,700
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,302,200
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	7,022,260
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	29,048,683
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,028,700
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,164,380

		$104,459,351
Student Loan Revenue - 1.0%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$584,675
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,209,512
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,527,195
Massachusetts Educational Financing Authority, Education Loan Rev. “H”, ASSD GTY 6.35%, 2030	4,325,000	3,974,545
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	425,000	403,100

		$11,699,027
Tax - Other - 0.6%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$20,000	$20,055
Black Hawk, CO, Device Tax Rev., 5%, 2013	15,000	14,692
Black Hawk, CO, Device Tax Rev., 5%, 2015	45,000	42,860
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	3,640,000	3,809,551
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,605,000	1,370,959
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	930,000	765,344

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$1,815,840

		$7,839,301
Tax Assessment - 1.3%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,174,696
Capital Region Community Development District Rev., “A”, 7%, 2039	925,000	863,488
Fishhawk Community Development District, FL, 5.125%, 2009	140,000	138,580
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	2,490,432
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	45,000	44,791
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	925,000	768,943
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,820,000	1,433,341
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	757,453
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	560,000	553,857
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,119,816
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	105,000	103,909
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	150,000	148,821
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	36,142
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	1,024,661
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	530,150
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,158,696
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	1,855,540
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	270,000	258,657
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	688,233
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	25,000	24,748
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	597,584
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2010	155,000	130,800
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	95,646

		$15,998,984

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 2.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,640,000	$2,663,892
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	2,536,637
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,500,000	1,134,060
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	3,625,000	3,017,595
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	14,000,000	514,080
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	42,220
District of Columbia, Tobacco Settlement Rev., 6.25%, 2024	1,155,000	1,097,169
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,610,000	2,805,959
Guam Economic Development Authority, 5%, 2011 (c)	35,000	36,766
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	168,839
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,483,139
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,650,000	1,476,998
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	2,224,286
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,480,000	2,653,600
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	466,710
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	249,732
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,145,660
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,830,000	1,233,566
Washington Tobacco Settlement Authority, 6.5%, 2026	210,000	202,310

		$27,153,218
Toll Roads - 0.5%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$1,975,000	$1,773,353
E-470 Public Highway Authority Rev., Capital Appreciation “B”, MBIA, 0%, 2010 (c)	5,000,000	3,080,050
New Jersey Turnpike Authority Rev., “C”, MBIA, 6.5%, 2016	235,000	263,346
New Jersey Turnpike Authority Rev., “C”, ETM, MBIA, 6.5%, 2016 (c)	80,000	90,003
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016 (c)	1,000,000	912,500

		$6,119,252

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 3.5%
Indiana Finance Authority Highway Rev., “A”, FGIC, 4.5%, 2024	$5,000,000	$4,458,850
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	2,000,000	2,407,820
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	4,648,800
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,555,218
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	5,955,824
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	15,974,850
Pennsylvania Turnpike Commission Oil, “A”, AMBAC, 5.25%, 2018	180,000	182,140
Pennsylvania Turnpike Commission Oil, “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,166,123
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	4,570,000	4,287,848
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	2,225,000	628,073

		$42,265,546
Universities - Colleges - 5.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,195,000	$1,107,729
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 6%, 2038	1,725,000	1,555,312
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,104,210
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	580,000	476,661
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	317,380
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,376,898
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	800,000	747,984
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,427,730
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	209,794
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	229,348
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,095,560
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,200,000	1,958,726

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	$70,000	$67,419
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,805,331
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	4,927,700
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,588,429
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,391,742
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	503,566
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	587,827
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,093,501
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	6,070,309
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	477,405
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	1,851,300
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,121,547
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	852,014
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	3,117,322
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	1,370,000	1,384,522
Ohio State University, 6%, 2009 (c)	500,000	525,925
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	9,000,615
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	1,718,700
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	500,000	529,280
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,145,180
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	7,044,071
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	460,939
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	534,934
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,744,880

		$69,151,790

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$851,088
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,529,865
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	978,250
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	942,274

		$4,301,477
Universities - Secondary Schools - 0.8%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$571,495
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	1,815,000	1,629,670
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,500,000	3,439,100
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019	1,000,000	1,020,890
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2024	1,500,000	1,527,510
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029	1,000,000	1,017,530
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	76,210
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	405,896
New Hampshire Health & Education (Derryfield School), ETM, 6.5%, 2010 (c)	140,000	141,233
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	485,000	459,130

		$10,288,664
Utilities - Investor Owned - 1.9%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$810,630
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	1,265,000	1,169,518
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,434,401
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,573,952
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022	1,000,000	931,150

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	$565,000	$551,598
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	440,990
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,304,062
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	626,595
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	724,486
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,006,800
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	993,290
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,185,000	1,923,783
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,500,000	1,386,780
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) “A”, 5.5%, 2022 (a)	500,000	464,015
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,665,000	1,590,458

		$22,932,508
Utilities - Municipal Owned - 8.7%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,650,600
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,794,625
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	164,969
Georgia Municipal Electric Authority Power Rev., MBIA, 6.375%, 2016	2,000,000	2,296,040
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,047,760
Georgia Municipal Electric Authority Power Rev., MBIA, 6.5%, 2020	7,350,000	8,477,196
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	415,304
Hawaii Department of Budget & Finance Rev. (Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	3,307,800
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	27,893,171
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,406,520
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	10,158,443

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.91%, 2019	$2,250,000	$2,324,363
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,313,400
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,372,440
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,181,291
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,210,235
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,112,003

		$106,126,160
Utilities - Other - 1.4%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$845,000	$673,423
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,357,896
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,485,000	1,277,991
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,056,215
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	5,425,000	3,758,060
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,110,000	1,721,211
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	3,418,669
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,013,945

		$17,277,410
Water & Sewer Utility Revenue - 3.8%
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	$1,000,000	$1,064,760
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,245,769
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,123,322
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	4,535,000	4,266,709
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,148,128
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	140,000	120,084
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	4,215,000	4,204,083
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	6,060,000	5,145,243
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	6,781,072
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	578,408

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	$2,000,000	$1,863,580
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,197,760
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,450,010
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,240,412
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	3,405,000	3,214,422
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,122,595
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	426,545

		$46,192,902
Total Investments (Identified Cost, $1,227,128,767)		$1,182,743,658

Other Assets, Less Liabilities - 3.0%		36,361,023
Net Assets - 100.0%		$1,219,104,681

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,519,631 representing 0.37% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.	RITES	Residual Interest Tax-Exempt Security
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

33

Portfolio of Investments (unaudited) – continued

Derivative contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	270	$31,636,406	Dec-08	$471,997

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

34

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $1,227,128,767)	$1,182,743,658
Cash	18,640,131
Receivable for daily variation margin on open futures contracts	717,188
Receivable for investments sold	24,617,784
Receivable for fund shares sold	2,468,395
Interest receivable	17,972,583
Receivable from investment adviser	77,446
Other assets	2,290
Total assets		$1,247,239,475
Liabilities
Distributions payable	$1,881,710
Payable for investments purchased	5,783,528
Payable to the holder of the floating rate certificate from trust assets	18,210,415
Payable for fund shares reacquired	1,777,277
Payable to affiliates
Management fee	20,131
Shareholder servicing costs	83,002
Distribution and service fees	57,318
Administrative services fee	1,100
Payable for independent trustees’ compensation	71,752
Payable for interest expense and fees	134,970
Accrued expenses and other liabilities	113,591
Total liabilities		$28,134,794
Net assets		$1,219,104,681
Net assets consist of
Paid-in capital	$1,253,128,548
Unrealized appreciation (depreciation) on investments	(43,913,112)
Accumulated net realized gain (loss) on investments	10,650,515
Accumulated distributions in excess of net investment income	(761,270)
Net assets		$1,219,104,681
Shares of beneficial interest outstanding		156,425,016

35

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$320,123,163
Shares outstanding	41,093,759
Net asset value per share		$7.79
Offering price per share (100/95.25 × net asset value per share)		$8.18
Class B shares
Net assets	$20,535,246
Shares outstanding	2,632,146
Net asset value and offering price per share		$7.80
Class C shares
Net assets	$57,429,647
Shares outstanding	7,343,353
Net asset value and offering price per share		$7.82
Class A1 shares
Net assets	$798,751,049
Shares outstanding	102,500,952
Net asset value and redemption price per share		$7.79
Offering price per share (100/95.25 × net asset value per share)		$8.18
Class B1 shares
Net assets	$22,265,576
Shares outstanding	2,854,806
Net asset value and offering price per share		$7.80

On sales of $50,000 or more, the offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

36

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$33,669,770
Expenses
Management fee	$3,163,592
Distribution and service fees	863,978
Shareholder servicing costs	454,214
Administrative services fee	87,739
Independent trustees’ compensation	18,142
Custodian fee	84,834
Shareholder communications	44,147
Auditing fees	23,295
Legal fees	13,229
Interest expense and fees	628,195
Miscellaneous	121,146
Total expenses		$5,502,511
Fees paid indirectly	(11,863)
Reduction of expenses by investment adviser	(1,346,498)
Net expenses		$4,144,150
Net investment income		$29,525,620
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$2,856,907
Futures contracts	629,597
Net realized gain (loss) on investments		$3,486,504
Change in unrealized appreciation (depreciation)
Investments	$(68,561,655)
Futures contracts	347,936
Net unrealized gain (loss) on investments		$(68,213,719)
Net realized and unrealized gain (loss) on investments		$(64,727,215)
Change in net assets from operations		$(35,201,595)

See Notes to Financial Statements

37

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/08 (unaudited)	Year ended 3/31/08
From operations
Net investment income	$29,525,620	$53,556,368
Net realized gain (loss) on investments	3,486,504	5,184,545
Net unrealized gain (loss) on investments	(68,213,719)	(38,955,725)
Change in net assets from operations	$(35,201,595)	$19,785,188
Distributions declared to shareholders
From net investment income
Class A	$(7,345,176)	$(12,232,669)
Class B	(443,773)	(946,157)
Class C	(1,051,835)	(1,451,193)
Class A1	(21,205,035)	(35,551,163)
Class B1	(529,185)	(1,003,290)
From net realized gain on investments
Class A	—	(275,822)
Class B	—	(23,678)
Class C	—	(39,170)
Class A1	—	(979,811)
Class B1	—	(32,472)
Total distributions declared to shareholders	$(30,575,004)	$(52,535,425)
Change in net assets from fund share transactions	$49,177,352	$958,239,656
Total change in net assets	$(16,599,247)	$925,489,419
Net assets
At beginning of period	1,235,703,928	310,214,509
At end of period (including accumulated distributions in excess of net investment income of $761,270 and undistributed net investment income of $288,114)	$1,219,104,681	$1,235,703,928

See Notes to Financial Statements

38

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
Class A			2008	2007		2006	2005	2004

Net asset value, beginning of period	$8.21		$8.55	$8.53		$8.58	$8.70	$8.54
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.42	$0.42	(z)	$0.41	$0.42	$0.41
Net realized and unrealized gain (loss) on investments	(0.42)		(0.35)	0.00	(w)(z)	(0.06)	(0.13)	0.17
Total from investment operations	$(0.23)		$0.07	$0.42		$0.35	$0.29	$0.58
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.40)		$(0.40)	$(0.41)	$(0.42)
From net realized gain on investments	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.40)		$(0.40)	$(0.41)	$(0.42)
Net asset value, end of period	$7.79		$8.21	$8.55		$8.53	$8.58	$8.70
Total return (%) (r)(s)(t)	(2.83	)(n)	0.81	5.00		4.18	3.49	6.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.05	1.19		1.17	1.04	1.04
Expenses after expense reductions (f)	0.77	(a)	0.80	0.94		0.92	0.79	0.88
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.70	0.79		0.81	0.79	0.88
Net investment income	4.53	(a)	4.99	4.91	(z)	4.71	4.90	4.80
Portfolio turnover	15		32	10		9	8	9
Net assets at end of period (000 Omitted)	$320,123		$279,614	$248,226		$240,212	$241,850	$264,797

See Notes to Financial Statements

39

Financial Highlights – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
Class B			2008	2007		2006	2005	2004

Net asset value, beginning of period	$8.22		$8.57	$8.54		$8.59	$8.72	$8.55
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.36	(z)	$0.34	$0.36	$0.35
Net realized and unrealized gain (loss) on investments	(0.42)		(0.36)	0.00	(w)(z)	(0.05)	(0.14)	0.18
Total from investment operations	$(0.26)		$0.00 (w)	$0.36		$0.29	$0.22	$0.53
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.33)		$(0.34)	$(0.35)	$(0.36)
From net realized gain on investments	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.33)		$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$7.80		$8.22	$8.57		$8.54	$8.59	$8.72
Total return (%) (r)(s)(t)	(3.20	)(n)	(0.06)	4.34		3.40	2.60	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.80	1.95		1.92	1.79	1.79
Expenses after expense reductions (f)	1.52	(a)	1.55	1.70		1.67	1.54	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.42	(a)	1.45	1.55		1.56	1.54	1.63
Net investment income	3.79	(a)	4.24	4.16	(z)	3.96	4.15	4.05
Portfolio turnover	15		32	10		9	8	9
Net assets at end of period (000 Omitted)	$20,535		$22,372	$26,919		$36,752	$43,930	$52,594

See Notes to Financial Statements

40

Financial Highlights – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
Class C			2008	2007		2006	2005	2004

Net asset value, beginning of period	$8.24		$8.59	$8.56		$8.61	$8.73	$8.56
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.36	(z)	$0.35	$0.36	$0.35
Net realized and unrealized gain (loss) on investments	(0.42)		(0.35)	0.01	(z)	(0.06)	(0.13)	0.18
Total from investment operations	$(0.26)		$0.00 (w)	$0.37		$0.29	$0.23	$0.53
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.34)		$(0.34)	$(0.35)	$(0.36)
From net realized gain on investments	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.34)		$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$7.82		$8.24	$8.59		$8.56	$8.61	$8.73
Total return (%) (r)(s)(t)	(3.18	)(n)	(0.05)	4.34		3.41	2.72	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.80	1.94		1.92	1.79	1.79
Expenses after expense reductions (f)	1.51	(a)	1.55	1.69		1.67	1.54	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.41	(a)	1.45	1.54		1.56	1.54	1.63
Net investment income	3.74	(a)	4.23	4.16	(z)	4.09	4.15	4.05
Portfolio turnover	15		32	10		9	8	9
Net assets at end of period (000 Omitted)	$57,430		$42,759	$35,070		$34,618	$33,911	$37,508

See Notes to Financial Statements

41

Financial Highlights – continued

	Six months ended 9/30/08 (unaudited)		Year ended 3/31/08 (i)
Class A1

Net asset value, beginning of period	$8.21		$8.39
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.34
Net realized and unrealized gain (loss) on investments	(0.42)		(0.18	)(g)
Total from investment operations	$(0.22)		$0.16
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.33)
From net realized gain on investments	—		(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.34)
Net asset value, end of period	$7.79		$8.21
Total return (%) (r)(s)(t)	(2.71	)(n)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.79	(a)
Expenses after expense reductions (f)	0.52	(a)	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.42	(a)	0.44	(a)
Net investment income	4.80	(a)	5.26	(a)
Portfolio turnover	15		32
Net assets at end of period (000 Omitted)	$798,751		$864,341

See Notes to Financial Statements

42

Financial Highlights – continued

	Six months ended 9/30/08 (unaudited)		Year ended 3/31/08 (i)
Class B1

Net asset value, beginning of period	$8.22		$8.40
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.29
Net realized and unrealized gain (loss) on investments	(0.42)		(0.18	)(g)
Total from investment operations	$(0.25)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.28)
From net realized gain on investments	—		(0.01)
Total distributions declared to shareholders	$(0.17)		$(0.29)
Net asset value, end of period	$7.80		$8.22
Total return (%) (r)(s)(t)	(3.08	)(n)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.55	(a)
Expenses after expense reductions (f)	1.28	(a)	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.18	(a)	1.21	(a)
Net investment income	4.04	(a)	4.50	(a)
Portfolio turnover	15		32
Net assets at end of period (000 Omitted)	$22,266		$26,618

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

43

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both

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Notes to Financial Statements (unaudited) – continued

dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

45

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,182,743,658	$—	$1,182,743,658
Other Financial Instruments	$471,997	$—	$—	$471,997

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

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Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At September 30, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $18,210,415. The weighted average interest rate on the floating rate certificates issued by the

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Notes to Financial Statements (unaudited) – continued

trust was 6.96%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2008, interest expense and fees in connection with self-deposited inverse floaters was $628,195. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including

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Notes to Financial Statements (unaudited) – continued

realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

3/31/08
Tax-exempt income	$51,184,472
Long-term capital gain	1,350,953
Total distributions	$52,535,425

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Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/08
Cost of investments	$1,207,260,061
Gross appreciation	33,460,266
Gross depreciation	(76,187,084)
Net unrealized appreciation (depreciation)	$(42,726,818)

As of 3/31/08
Undistributed ordinary income	$321,955
Undistributed tax-exempt income	5,169,163
Undistributed long-term capital gain	4,275,475
Other temporary differences	(2,668,166)
Net unrealized appreciation (depreciation)	27,188,874

The aggregate cost above included prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2008, this waiver amounted to $1,265,310 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2008 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

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Notes to Financial Statements (unaudited) – continued

Effective March 1, 2009, the investment adviser has agreed in writing to reduce its management fee to 0.37% of average daily net assets in excess of $1.3 billion up to $2 billion and 0.35% of average daily net assets in excess of $2 billion. This written agreement will continue through July 31, 2009 unless changed or rescinded by the fund’s Board of Trustees.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class A1	Class B1
0.74%	1.49%	1.49%	0.49%	1.25%

This written agreement was terminated on July 31, 2008. Effective August 1, 2008 the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue through July 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended September 30, 2008, the reduction under these agreements amounted to $77,446 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $109,935 and $20,151 for the six months ended September 30, 2008, as its portion of the initial sales charge on sales of Class A and Class A1 shares, respectively of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

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Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$389,627
Class B	0.75%	0.25%	1.00%	1.00%	111,892
Class C	0.75%	0.25%	1.00%	1.00%	266,660
Class B1	0.75%	0.25%	1.00%	0.76%	95,799
Total Distribution and Service Fees					$863,978

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B1 shares, assets attributable to such Class B1 shares are subject to the 0.25% annual Class B1 service fee. On assets attributable to all other Class B1 shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.

Certain Class A and Class A1 shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A and Class A1 shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2008, were as follows:

Amount
Class A	$570
Class B	9,117
Class C	5,935
Class A1	—
Class B1	9,194

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2008, the fee was $278,055, which equated to 0.0438% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $176,159.

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Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended September 30, 2008 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,639. This amount is included in independent trustees’ compensation for the six months ended September 30, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $71,752 at September 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,172 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,742, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $178,518,962 and $189,481,644, respectively.

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Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/08		Year ended 3/31/08 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,784,357	$80,324,711	12,188,966	$102,379,470
Class B	386,715	3,176,253	676,593	5,683,358
Class C	2,510,717	20,752,891	1,967,955	16,577,633
Class A1	613,008	4,910,777	1,362,877	11,483,711
Class B1	7,390	57,840	32,015	267,404
	13,302,187	$109,222,472	16,228,406	$136,391,576
Shares issued in connection with acquisition of MFS Municipal Bond Fund
Class A1	—	$—	113,972,241	$956,544,151
Class B1	—	—	3,971,203	33,357,434
	—	$—	117,943,444	$989,901,585
Shares issued to shareholders in reinvestment of distributions
Class A	535,858	$4,404,013	831,082	$6,992,514
Class B	31,483	259,107	63,839	538,422
Class C	71,103	586,500	113,902	962,766
Class A1	1,643,641	13,514,278	2,453,772	20,578,947
Class B1	37,736	310,604	65,102	546,737
	2,319,821	$19,074,502	3,527,697	$29,619,386
Shares reacquired
Class A	(3,281,534)	$(26,886,054)	(7,981,503)	$(67,115,365)
Class B	(506,896)	(4,163,626)	(1,161,506)	(9,804,901)
Class C	(425,227)	(3,487,057)	(977,878)	(8,264,793)
Class A1	(4,997,663)	(41,064,200)	(12,546,924)	(105,513,431)
Class B1	(428,560)	(3,518,685)	(830,080)	(6,974,401)
	(9,639,880)	$(79,119,622)	(23,497,891)	$(197,672,891)
Net change
Class A	7,038,681	$57,842,670	5,038,545	$42,256,619
Class B	(88,698)	(728,266)	(421,074)	(3,583,121)
Class C	2,156,593	17,852,334	1,103,979	9,275,606
Class A1	(2,741,014)	(22,639,145)	105,241,966	883,093,378
Class B1	(383,434)	(3,150,241)	3,238,240	27,197,174
	5,982,128	$49,177,352	114,201,656	$958,239,656

(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1), through the stated period end.

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Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2008, the fund’s commitment fee and interest expense on the line of credit were $2,830 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Municipal Bond Fund. In connection with the acquisition, the fund also issued new share Classes A1 and B1 to the acquired fund shareholders, that differ from existing share Classes A and B in respect to class level expenses. The acquisition was accomplished by a tax-free exchange of 117,943,444 shares of the fund (valued at $989,901,585) for all of the assets and liabilities of MFS Municipal Bond Fund. MFS Municipal Bond Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Municipal Bond Fund’s net assets on that date were $989,901,585, including $45,804,567 of unrealized appreciation, $114,563 of accumulated net investment loss, and $380,444 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,291,597,453.

55

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

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Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

57

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”) and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and expense limitation), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

58

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered

59

Board Review of Investment Advisory Agreement – continued

into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed to amend the Fund’s investment advisory agreement. As a result, effective March 1, 2009, the Fund’s investment advisory fee rate will be 0.40% of the Fund’s average daily net assets up to $1.3 billion, 0.37% of the Fund’s average daily net assets between $1.3 billion and $2.0 billion, and 0.35% of the Fund’s average daily net assets over $2.0 billion. In addition, effective August 1, 2008, MFS will observe an expense limitation for the Fund, which may not be modified by MFS without the consent of the Board.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

60

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

61

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

eDelivery

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS®
INVESTMENT MANAGEMENT

M F S
INVESTMENT MANAGEMENT

9/30/08 Semiannual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 14, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	16.5%
Healthcare Revenue – Hospitals	13.8%
Universities – Colleges	12.7%
State & Local Agencies	11.3%
General Obligations – General Purpose	9.1%

Credit quality of bonds (r)
AAA	26.7%
AA	39.2%
A	20.3%
BBB	8.9%
BB	1.5%
B	0.2%
Not Rated	3.2%

Portfolio facts
Average Duration (d)(i)	7.8
Average Life (i)(m)	15.3 yrs.
Average Maturity (i)(m)	17.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.2%
Healthcare Revenue – Hospitals	12.1%
Water & Sewer Utility Revenue	11.2%
General Obligations – General Purpose	9.6%
Utilities – Municipal Owned	7.9%

Credit quality of bonds (r)
AAA	25.1%
AA	32.2%
A	22.6%
BBB	11.1%
BB	0.2%
B	0.1%
Not Rated	8.7%

Portfolio facts
Average Duration (d)(i)	7.8
Average Life (i)(m)	14.5 yrs.
Average Maturity (i)(m)	16.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	15.2%
State & Local Agencies	13.9%
General Obligations – Schools	11.0%
Water & Sewer Utility Revenue	9.4%
Universities – Colleges	8.8%

Credit quality of bonds (r)
AAA	15.9%
AA	30.7%
A	29.7%
BBB	14.0%
BB	0.3%
B	0.7%
C	0.1%
Not Rated	8.6%

Portfolio facts
Average Duration (d)(i)	8.6
Average Life (i)(m)	16.7 yrs.
Average Maturity (i)(m)	19.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.6%
Water & Sewer Utility Revenue	19.7%
General Obligations – Schools	10.0%
Airport & Port Revenue	6.1%
State & Local Agencies	4.3%

Credit quality of bonds (r)
AAA	14.0%
AA	31.9%
A	34.1%
BBB	10.3%
BB	0.8%
B	0.4%
Not Rated	8.5%

Portfolio facts
Average Duration (d)(i)	8.3
Average Life (i)(m)	16.0 yrs.
Average Maturity (i)(m)	17.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	24.6%
Universities – Colleges	14.5%
Healthcare Revenue – Hospitals	10.4%
General Obligations – Schools	6.1%
Airport & Port Revenue	5.4%

Credit quality of bonds (r)
AAA	28.2%
AA	37.5%
A	21.7%
BBB	7.6%
BB	0.3%
B	0.4%
Not Rated	4.3%

Portfolio facts
Average Duration (d)(i)	8.0
Average Life (i)(m)	15.9 yrs.
Average Maturity (i)(m)	17.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.9%
Universities – Colleges	13.2%
General Obligations – General Purpose	8.4%
Water & Sewer Utility Revenue	6.7%
State & Local Agencies	6.5%

Credit quality of bonds (r)
AAA	23.5%
AA	26.5%
A	26.2%
BBB	16.1%
BB	0.8%
B	0.1%
Not Rated	6.8%

Portfolio facts
Average Duration (d)(i)	7.9
Average Life (i)(m)	15.4 yrs.
Average Maturity (i)(m)	16.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.3%
Healthcare Revenue – Hospitals	14.1%
General Obligations – General Purpose	14.0%
Multi-Family Housing Revenue	7.3%
Universities – Secondary Schools	4.4%

Credit quality of bonds (r)
AAA	15.5%
AA	38.3%
A	29.9%
BBB	11.9%
BB	1.3%
B	0.2%
Not Rated	2.9%

Portfolio facts
Average Duration (d)(i)	7.1
Average Life (i)(m)	13.2 yrs.
Average Maturity (i)(m)	16.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2008 through September 30, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.83%	$1,000.00	$976.13	$4.11
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$972.45	$7.81
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.98% and 1.73% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.85 and $8.55 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.96 and $8.74 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

Expense Tables – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.68%	$1,000.00	$976.76	$3.37
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
B	Actual	1.44%	$1,000.00	$973.05	$7.12
	Hypothetical (h)	1.44%	$1,000.00	$1,017.85	$7.28

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.83% and 1.59% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.11 and $7.86 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.20 and $8.04 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.62%	$1,000.00	$965.17	$3.05
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
B	Actual	1.39%	$1,000.00	$961.44	$6.83
	Hypothetical (h)	1.39%	$1,000.00	$1,018.10	$7.03
C	Actual	1.52%	$1,000.00	$961.00	$7.47
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.77%, 1.54%, and 1.67% for A, B, and C classes, respectively; the actual expenses paid during the period would have been approximately $3.79, $7.57, and $8.20 for A, B, and C classes, respectively; and the hypothetical expenses paid during the period would have been approximately $3.90, $7.79, and $8.44 for A, B, and C classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

Expense Tables – continued

MFS® FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.59%	$1,000.00	$963.47	$2.90
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
B	Actual	1.36%	$1,000.00	$959.82	$6.68
	Hypothetical (h)	1.36%	$1,000.00	$1,018.25	$6.88

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.74% and 1.51% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $3.64 and $7.41 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $3.75 and $7.64 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.84%	$1,000.00	$973.57	$4.16
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$969.12	$7.85
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.99% and 1.74% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.89 and $8.58 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $5.01 and $8.80 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

7

Expense Tables – continued

MFS® MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.95%	$1,000.00	$971.01	$4.69
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.59%	$1,000.00	$967.84	$7.84
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.00% and 1.74% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.94 and $8.58 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $5.06 and $8.80 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.87%	$1,000.00	$972.74	$4.30
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.52%	$1,000.00	$969.64	$7.51
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.92% and 1.67% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.55 and $8.24 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.66 and $8.44 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.4%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)	$1,000,000	$1,051,370

General Obligations - General Purpose - 9.0%
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	$650,000	$577,479
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,026,570
Hoover, AL, “B”, 6%, 2010 (c)	500,000	526,010
Houston County, AL, AMBAC, 6.25%, 2009 (c)	750,000	794,722
Huntsville, AL, Water System Rev., 5%, 2033	1,000,000	936,230
Mobile County, AL, 6%, 2009 (c)	1,345,000	1,384,960
Puerto Rico Commonwealth, “A”, 5.5%, 2032	390,000	354,354
Puerto Rico Commonwealth, “A”, 5.375%, 2033	180,000	159,759
Puerto Rico Commonwealth, “A”, 6%, 2038	305,000	295,923
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	337,210
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	406,770
		$6,799,987
General Obligations - Improvement - 5.0%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,046,650
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	718,826
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,003,060
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,000,000	1,036,290
		$3,804,826
General Obligations - Schools - 7.0%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,027,594
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,684,078
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,608,585
		$5,320,257
Healthcare Revenue - Hospitals - 13.6%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$644,385
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,502,565
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	686,055
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	424,060
Birmingham, AL, Baptist Health Systems, “A” (Baptist Medical Center), 5.625%, 2015	300,000	299,544
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	200,000	156,516

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (a)	$1,000,000	$937,950
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	353,640
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)	1,000,000	1,043,620

Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,128,803
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,016,950
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	981,728
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	408,010
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	461,275
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	209,284
		$10,254,385
Industrial Revenue - Metals - 0.7%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$529,065

Industrial Bonds - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$407,124

Industrial Revenue - Paper - 3.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$146,248
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	500,000	554,850
Mobile, AL, Industrial Development Board Improvement Rev., “A” (International Paper Co.), 6.35%, 2016	650,000	620,653
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	350,000	328,699
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	651,128
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	483,105
		$2,784,683

9

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.1%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$725,000	$795,209

Multi-Family Housing Revenue - 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$980,000	$944,720
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	943,469
		$1,888,189
Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$266,948
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	348,352
		$615,300
Single Family Housing - State - 1.6%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$40,000	$37,374
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	750,000	710,092
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	435,000	432,516
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	40,000	37,302
		$1,217,284
State & Local Agencies - 11.1%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,581,751
Alabama Public School & College, Capital Improvement, “A”, 5%, 2019	500,000	506,095
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,030,050
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,065,325
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	450,760
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031	1,750,000	1,640,625
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	1,000,000	1,071,060
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016	1,000,000	1,068,130
		$8,413,796
Tax-Other - 1.3%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$964,050

Issuer	Shares/Par	Value ($)

Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$420,000	$366,500

Transportation - Special Tax - 1.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$775,000	$727,152

Universities - Colleges - 12.5%
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	$700,000	$639,331
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	923,210

Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	939,750
Auburn University, General Fee Rev., FSA, 5%, 2038	1,000,000	918,860
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,318,738
University of Alabama, Birmingham Hospital Rev., “A”, MBIA, 5%, 2041	2,000,000	1,747,500
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	927,610
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	937,330
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	954,690
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	140,094
		$9,447,113
Utilities - Municipal Owned - 6.8%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$959,340
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,406,095
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	433,337
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	376,924
		$5,175,696
Utilities - Other - 1.3%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$969,800

Water & Sewer Utility Revenue - 16.2%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$751,317
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,045,760
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,016,590
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	677,400
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,311,330

10

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	$1,000,000	$906,940
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,239,024
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	329,492

Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)	2,650,000	2,702,576
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,923,120
		$12,276,849
Total Investments (Identified Cost, $76,162,262)		$73,808,635

Other Assets, Less Liabilities - 2.4%		1,784,013
Net Assets - 100.0%		$75,592,648

See Portfolio Footnotes and Notes to Financial Statements

11

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 0.6%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$800,959

General Obligations - General Purpose - 9.5%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,238,835
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	1,145,000	1,020,778
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)(f)	800,000	870,432
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,273,900
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	336,342
Puerto Rico Commonwealth, “A”, 5.5%, 2032	695,000	631,477
Puerto Rico Commonwealth, “A”, 5.375%, 2033	335,000	297,329
Puerto Rico Commonwealth, “A”, 6%, 2038	560,000	543,334
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,775,560
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	384,588
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	417,929
		$13,790,504
General Obligations - Improvement - 5.9%
Guam Government, “A”, 5.25%, 2037	$255,000	$204,877
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,470,000	1,523,346
Puerto Rico Municipal Finance Agency, “A”, 5.5%, 2018 (u)	6,500,000	6,735,885
		$8,464,108
General Obligations - Schools - 7.2%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,054,188
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	839,070
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	920,552
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	833,965
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,653,842
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,321,080
Little Rock, AR, School District Construction, “C”, FSA, 5%, 2017	1,000,000	1,018,840
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,038,670
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,313,636

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	$565,000	$489,403
		$10,483,246
Healthcare Revenue - Hospitals - 12.0%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$529,990
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	3,895,000	4,038,726
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	679,763
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	841,620
Baxter County, AR, Hospital Rev., Refunding & Improvement, “B”, 5.6%, 2009 (c)	1,500,000	1,542,960
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	1,500,000	1,329,015
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	814,418
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	2,500,000	2,229,525
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	719,598
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	967,136
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,014,160
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	414,076
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	501,460
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	924,020
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	813,050
		$17,359,517
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$300,669

Industrial Revenue - Paper - 0.5%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$254,353

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - continued
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	$250,000	$209,218
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	307,194
		$770,765
Multi-Family Housing Revenue - 0.6%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$913,390

Sales & Excise Tax Revenue - 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$9,770,000	$437,598
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	879,589
		$1,317,187
Single Family Housing - Local - 6.7%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,483,400
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	29,472	29,593
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,795,000	1,646,913
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,147,558
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,357,350
		$9,664,814
Single Family Housing - State - 6.3%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$165,000	$158,860
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	500,000	498,510
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,405,420
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,540,000	1,536,489
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	425,000	425,170
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	564,863
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	205,000	204,803
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	248,208

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	$890,000	$699,638
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,830,000	1,812,322
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	403,900
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, 8.375%, 2011 (c)	1,000,000	1,142,510
		$9,100,693
State & Local Agencies - 1.7%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,284,600
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	174,986
		$2,459,586
Tax - Other - 4.6%
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	$2,500,000	$2,631,725
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,152,979
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	907,920
		$6,692,624
Tobacco - 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$682,140
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	620,625
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	215,000	187,613
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	252,355
		$1,742,733
Transportation - Special Tax - 2.6%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$1,000,000	$878,910
Puerto Rico Highway & Transportation Authority, “B”, MBIA, 5.875%, 2010 (c)	2,000,000	2,132,160
Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	668,895
		$3,679,965
Universities - Colleges - 17.9%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,249,436
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	1,000,000	1,003,690

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	$2,495,000	$2,287,266
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	880,220
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	506,775
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	924,090
University of Arkansas, Administration Building Rev., “A”, 5%, 2038	1,000,000	918,590
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,483,795
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2026	1,405,000	1,330,718
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2027	2,180,000	2,051,009
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	3,200,000	2,914,880
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	2,998,039
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,299,600
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	939,080
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	1,883,080
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,039,731
University of Central Arkansas, Student Housing Rev., “C”, FGIC, 5%, 2009 (c)	250,000	257,140
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	980,097
		$25,947,236
Universities - Dormitories - 0.3%
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical University Project), “A”, 6%, 2027	$500,000	$453,490

Utilities - Investor Owned - 1.1%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$885,320
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	690,398
		$1,575,718

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 7.8%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$441,523
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	2,000,000	1,798,580
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	880,000	914,461
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,677,940
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,000,000	1,077,210
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	414,991
		$11,324,705
Water & Sewer Utility Revenue - 11.0%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,081
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,033,250
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2010	2,000,000	1,906,020
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,344,417
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2011 (c)	2,125,000	2,253,350
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	621,833
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,720,740
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2020 (c)	765,000	813,891
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,119,900
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,923,120
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	922,910
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	977,250
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,263,200
		$15,969,962
Total Investments (Identified Cost, $147,057,000)		$142,811,871

Other Assets, Less Liabilities - 1.4%		1,994,279
Net Assets - 100.0%		$144,806,150

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	20	$2,343,438	Dec-08	$25,375

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

14

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® California Municipal Bond Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.7%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,297,489
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	490,000	407,680
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	3,715,200
Port of Oakland, CA, “A”, MBIA, 5%, 2026	3,000,000	2,500,830
		$9,921,199
General Obligations - General Purpose - 7.1%
Los Angeles, CA, 5.25%, 2014 (u)	$10,810,000	$11,709,824
State of California, 5.125%, 2025	2,000,000	1,938,560
State of California, 5.5%, 2026	2,000,000	2,001,340
State of California, 5.25%, 2029	2,000,000	1,924,900
State of California, AMBAC, 6.3%, 2010	3,000,000	3,199,770
State of California, AMBAC, 7%, 2010	2,000,000	2,165,480
State of California, Various Purposes, “91”, 5%, 2028	3,000,000	2,786,550
		$25,726,424
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$815,000	$654,804

General Obligations - Schools - 10.9%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,500,000	$1,444,125
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,776,650
Campbell, CA, Union High School District, FSA, 5%, 2021	1,280,000	1,294,707
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,225,598
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	979,810
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,200,792
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	218,200
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	608,250
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,331,093
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,071,440
Glendale, CA, Community College District, Election 2002, “D”, MBIA, 5%, 2031	2,710,000	2,489,162
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	939,638
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,016,321
Inglewood, CA, Union School District, “A”, FGIC, 6%, 2009 (c)	1,695,000	1,772,868

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	$1,035,000	$1,109,624
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	2,757,423
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	427,478
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,296,595
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	1,941,843
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,392,475
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	935,022
San Gabriel, CA, Union School District, “A”, FSA, 5%, 2024	2,000,000	1,993,360
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,115,000	3,573,795
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,038,077
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,280,123
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	1,315,000	180,865
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	181,664
Shasta, CA, Union High School District, Election 2001, MBIA, 0%, 2027	2,020,000	590,991
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	462,480
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,018,320
		$39,548,789
Healthcare Revenue - Hospitals - 15.0%
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$1,950,820
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,537,790
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	1,838,280
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	883,220
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,438,868

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Municipal Finance Authority, Certificates of Participation (Community Hospitals, Central California), 5.25%, 2037	$2,000,000	$1,599,880
California Statewide Communities Development Authority Rev., 5%, 2035	2,000,000	1,629,360
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	2,595,000	2,320,475
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,008,580
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, 5.5%, 2023	1,000,000	961,640
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	2,025,000
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	1,842,380
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,727,280
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	3,758,720
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,535,180
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,538,420
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	3,766,960
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,519,395
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,073,030
Kaweah Delta Health Care District Rev., 6%, 2012 (c)	2,000,000	2,239,420
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2014 (c)	3,000,000	3,330,600
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,615,360
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,296,814
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,870,000	1,532,465
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	831,006
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	191,851

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	$500,000	$432,250
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	385,000	321,475
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	984,030
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,689,800
		$54,420,349
Healthcare Revenue - Long Term Care - 0.9%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$968,620
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	766,130
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	968,410
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	425,000	417,533
		$3,120,693
Human Services - 0.6%
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	$1,455,000	$1,533,395
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	860,000	722,391
		$2,255,786
Industrial Revenue - Environmental Services - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,872,520
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (a)	2,250,000	2,092,118
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,017,725
		$4,982,363
Industrial Revenue - Other - 0.4%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$775,810
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	861,619
		$1,637,429
Miscellaneous Revenue - Other - 1.8%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,454,073
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,090,000	1,006,931

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	$1,000,000	$779,020
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,396,439
		$6,636,463
Multi-Family Housing Revenue - 0.8%
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	$3,000,000	$3,043,770

Parking - 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,069,900

Single Family Housing - Local - 2.8%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,722,346
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	15,000	15,068
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,375,000	2,315,863
California Rural Home Mortgage Finance Authority Rev., “A”, GNMA, 5.75%, 2044	1,910,000	1,899,495
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,008
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	610,000	639,933
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)	2,000,000	2,482,040
		$10,094,753
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev. Home Mortgage, “L”, 5.5%, 2038	$3,000,000	$2,780,100
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	870,000	427,100
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,490,000	987,635
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,189,071
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,355,720
		$8,739,626
Solid Waste Revenue - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,000,270
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,154,705
		$3,154,975
State & Agency - Other - 1.2%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,635,000	$2,878,790

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	$1,500,000	$1,548,195
		$4,426,985
State & Local Agencies - 13.6%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$835,000	$1,019,644
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	787,570
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,345,325
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,419,100
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,592,481
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., SBHAC, 5%, 2038	3,500,000	3,170,895
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,355,630
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,330,920
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,685,240
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	7,000,000	7,457,380
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,353,050
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,031,380
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,215,536
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	2,130,000	2,236,862
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,733,541
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,751,224
		$49,485,778
Tax - Other - 0.9%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$1,815,840
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,605,504
		$3,421,344
Tax Assessment - 4.6%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,305,987

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	$3,350,000	$3,389,229
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,350,000	1,258,173
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	990,280
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	733,847
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015	775,000	789,144
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,584,923
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,264,438
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, MBIA, 0%, 2026	4,720,000	1,451,778
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	1,930,150
		$16,697,949
Tobacco - 3.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	$2,000,000	$73,440
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	42,220
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	2,645,000	2,957,295
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,740,000	2,945,719
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	5,883,840
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	534,300
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	5,000,000	529,750
		$12,966,564
Toll Roads - 1.7%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$4,000,000	$3,591,600
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	2,500,000	2,694,200
		$6,285,800

Issuer	Shares/Par	Value ($)

Universities - Colleges - 8.7%
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	$1,000,000	$302,620
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	1,500,000	1,506,315
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	892,975
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	2,068,420
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,109,000
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,297,710
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	644,407
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,118,526
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,256,265
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	830,000	893,719
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	183,051
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,869,960
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,514,700
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	918,660
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,240,700
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	551,970
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,095,971
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	606,600
University of California Rev., “A”, AMBAC, 5%, 2033	4,000,000	3,736,880
University of California, “J”, FSA, 4.5%, 2035	2,000,000	1,598,760
		$31,407,209
Universities - Dormitories - 1.0%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,660,660
California Statewide Communities Development Authority, (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,848,780
		$3,509,440
Universities - Secondary Schools - 1.1%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,142,990

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - continued
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	$930,000	$911,595
Los Angeles, CA, COP, 5.7%, 2018	1,900,000	1,934,770
		$3,989,355
Utilities - Investor Owned - 1.5%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,443,020
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,087,800
		$5,530,820
Utilities - Municipal Owned - 1.6%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,497,049
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,222,942
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	921,193
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	780,968
Virgin Islands Water & Power Authority Rev., 5.3%, 2018	250,000	231,473
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	993,490
		$5,647,115
Utilities - Other - 0.5%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$2,565,000	$1,934,241

Water & Sewer Utility Revenue - 9.3%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,216,002
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	21,512

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	$1,980,000	$1,895,850
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,064
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)	405,000	467,050
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	903,360
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,031,150
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,155,685
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,627,480
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,472,666
Lodi, CA, Wastewater Systems Rev., FSA, 5%, 2032	1,000,000	922,870
Los Angeles California Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 5%, 2044	1,745,000	1,560,362
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,659,180
Sacramento County, CA, Sanitation District, Financing Authority Rev., MBIA, 5%, 2035	1,460,000	1,338,908
Southern California Metropolitan Water District Rev., 5.75%, 2018	10,000,000	10,976,000
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,398,633
		$33,669,772
Total Investments (Identified Cost, $374,748,005)		$353,979,695

Other Assets, Less Liabilities - 2.5%		8,929,473
Net Assets - 100.0%		$362,909,168

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	115	$13,474,766	Dec-08	$223,425

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 6.0%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$949,670
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,003,390
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	890,950
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	440,000	445,183
		$3,289,193
General Obligations - Schools - 9.8%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$2,600,000	$2,970,604
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014	400,000	502,748
Florida Board of Education, Public Education, “J”, 5%, 2032	1,000,000	949,410
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	947,060
		$5,369,822
Healthcare Revenue - Hospitals - 21.2%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$430,000	$427,493
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,155,680
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	258,501
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	417,669
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	113,585
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	894,090
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	406,485
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	650,783
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c) (f)	480,000	498,014
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,225
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	507,930
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	500,000	552,160

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	$250,000	$230,645
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	515,105
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	1,000,000	1,092,450
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	851,620
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	557,610
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	857,096
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	442,205
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	300,927
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	885,000	886,735
		$11,637,008
Healthcare Revenue - Long Term Care - 0.8%
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	$300,000	$225,456
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	250,000	210,965
		$436,421
Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$319,821

Industrial Revenue - Chemicals - 1.2%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$486,075
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	175,094
		$661,169
Industrial Revenue - Environmental Services - 0.5%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	$300,000	$279,318

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 1.1%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	$160,000	$165,336
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	428,005
		$593,341
Industrial Revenue - Paper - 1.0%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$549,330

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$1,004,320

Miscellaneous Revenue - Other - 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$115,406
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	169,748
		$285,154
Multi-Family Housing Revenue - 3.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$405,210
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), “D-1”, MBIA, 5.5%, 2010 (c)	500,000	537,095
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	945,000	907,994
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	90,000	89,752
		$1,940,051
Sales & Excise Tax Revenue - 3.9%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$426,460
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	950,830
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	778,333
		$2,155,623
Single Family Housing - Local - 0.8%
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	$24,000	$24,822
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,425
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	44,871

Issuer	Shares/Par	Value ($)

Single Family Housing - Local - continued
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	$360,000	$356,407
		$451,525
Single Family Housing - State - 2.1%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$905,000	$699,972
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “3”, 5.5%, 2039	500,000	457,955
		$1,157,927

Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$178,580

State & Local Agencies - 4.2%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$974,720
Miami-Dade County School Board, FL, Certificates of Participation, “B”, ASSD GTY, 5%, 2033	1,500,000	1,318,320
		$2,293,040
Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$113,679

Tax Assessment - 4.1%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$185,000	$163,200
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	134,901
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	124,467
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	190,000	182,890
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	195,000	184,807
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,768
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	90,000	89,065
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	105,000	104,175
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	75,128
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	35,000	34,671
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	144,154
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	115,000	95,790

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	$100,000	$86,618
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	80,000	76,639
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	72,446
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	58,780
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	185,651
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	133,922
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	130,000	123,681
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	140,641
		$2,261,394
Tobacco - 2.6%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$500,000	$409,135
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,050,000	793,842
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	214,375
		$1,417,352
Universities - Colleges - 2.9%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$611,183
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	973,730
		$1,584,913
Universities - Dormitories - 3.9%
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	$1,185,000	$1,183,957
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	930,040
		$2,113,997

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 0.3%
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	$200,000	$171,302

Utilities - Investor Owned - 0.9%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$476,785

Utilities - Municipal Owned - 3.2%
Florida Power Agency Rev., “A”, 5%, 2031	$1,000,000	$872,950
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024	250,000	231,380
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	720,000	667,721
		$1,772,051
Water & Sewer Utility Revenue - 19.3%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,001,820
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	1,000,000	931,790
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,414,050
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	916,720
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	881,820
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,041,858
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,000,000	943,120
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	1,808,029
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	1,750,000	1,619,748
		$10,558,955
Total Investments (Identified Cost, $56,124,294)		$53,072,071

Other Assets, Less Liabilities - 3.3%		1,805,698
Net Assets - 100.0%		$54,877,769

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	25	$2,929,297	Dec-08	$57,273

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.3%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$688,006
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	1,250,000	1,132,950
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	961,480
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	285,274
		$3,067,710
General Obligations - General Purpose - 3.8%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$467,605
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	453,285
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,015,010
Puerto Rico Commonwealth, “A”, 5.5%, 2032	275,000	249,865
		$2,185,765
General Obligations - Improvement - 1.9%
Guam Government, “A”, 5.25%, 2037	$100,000	$80,344
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,000,000	1,040,360
		$1,120,704
General Obligations - Schools - 6.1%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$474,082
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	797,835
Fulton County, GA, School District, 6.375%, 2010	1,080,000	1,112,270
Wilkes County, GA, School District, 5%, 2024	1,115,000	1,116,695
		$3,500,882
Healthcare Revenue - Hospitals - 10.3%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$667,747
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	1,000,000	912,060
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	323,155
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	152,544
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	275,604
Houston County, GA, Hospital Authority Rev., Anticipation Certificates, 5.25%, 2042	500,000	423,725
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	435,000	387,746

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	$80,000	$80,306
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	100,615
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	1,913,780
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	477,445
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	197,321
		$5,912,048
Healthcare Revenue - Long Term Care - 0.7%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$128,382
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	116,322
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	147,758
		$392,462

Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$462,170

Industrial Revenue - Other - 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$670,898
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	143,603
		$814,501
Industrial Revenue - Paper - 1.3%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$126,996
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	131,464
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	491,295
		$749,755

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 2.3%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, 5%, 2032 (a)	$500,000	$431,320
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	901,278
		$1,332,598
Sales & Excise Tax Revenue - 2.8%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037	$1,500,000	$1,383,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	243,846
		$1,627,596
Single Family Housing - State - 4.4%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$893,890
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	560,000	554,411
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	690,795
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	421,875
		$2,560,971
State & Agency - Other - 2.7%
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	$335,000	$355,422
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	169,848
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,048,530
		$1,573,800
State & Local Agencies - 3.8%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$526,110
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029	400,000	383,340
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	808,386
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, XLCA, 5%, 2029	500,000	455,980
		$2,173,816
Tax - Other - 1.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,007,110

Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$122,943
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	150,000	124,210
		$247,153

Issuer	Shares/Par	Value ($)

Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$340,000	$296,691

Transportation - Special Tax - 1.2%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$535,000	$501,969
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	185,000	181,059
		$683,028
Universities - Colleges - 14.2%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$179,015
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	172,212
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	436,155
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	425,555
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	424,115
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,060,899
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	252,105
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	456,860
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), “A”, 5.75%, 2017	1,000,000	1,062,080
Fulton County, GA, Development Authority Rev. (Molecular Science Building), MBIA, 5%, 2034	1,000,000	935,640
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	1,250,000	1,145,500
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	93,253
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	500,000	468,355
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	160,000	162,571
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	920,640
		$8,194,955
Universities - Dormitories - 0.9%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$489,125

Utilities - Municipal Owned - 5.0%
Georgia Municipal Electric Authority Power Rev., “A”, MBIA, 6.5%, 2020	$1,250,000	$1,441,650

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	$1,000,000	$1,083,690
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	380,775
		$2,906,115
Utilities - Other - 0.4%
Main Street Natural Gas, Inc. Gas Rev., “B”, 5%, 2019	$250,000	$207,595

Water & Sewer Utility Revenue - 24.2%
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	$870,000	$785,001
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	500,000	451,340
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	997,180
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035 (f)	1,000,000	940,890
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,067,740
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	498,722
Dahlonega, GA, Water & Wastewater Rev., “A”, ASSD GTY, 5.5%, 2037	1,000,000	981,490

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	$500,000	$535,270
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,176,560
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	100,000	108,159
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,336,685
Jackson County, GA, Water & Sewer Authority, “A”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,078,550
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	961,560
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	708,135
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	949,830
		$13,950,412
Total Investments (Identified Cost, $57,554,931)		$55,456,962

Other Assets, Less Liabilities - 3.8%		2,166,108
Net Assets - 100.0%		$57,623,070

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	10	$1,171,719	Dec-08	$31,246

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$927,950

General Obligations - General Purpose - 8.3%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,223,710
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	1,050,000	1,024,800
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,046,870
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,085,373
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)	2,000,000	2,063,640
Puerto Rico Commonwealth, “A”, 5.375%, 2033	260,000	230,763
Puerto Rico Commonwealth, “A”, 6%, 2038	415,000	402,650
		$9,077,806
General Obligations - Improvement - 5.5%
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	$80,000	$83,227
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2008 (c)(u)	2,000,000	2,072,580
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,707,221
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,139,295
		$6,002,323
Healthcare Revenue - Hospitals - 20.7%
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$830,000	$739,837
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	457,085
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health System), 5.5%, 2039	1,000,000	910,620
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	974,510
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	251,767
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	799,855
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	611,737

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	$1,000,000	$816,840
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	560,000	573,742
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	741,668
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	662,633
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2038	965,000	832,129
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	466,301
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, 5.25%, 2038	2,000,000	1,893,340
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	706,600
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,000,000	1,869,800
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	629,257
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	537,890
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	835,020
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,034,700
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	920,660
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	412,600
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	408,490
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	945,000	1,007,200
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 5%, 2031	1,000,000	873,830

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	$500,000	$420,970
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, 6.698%, 2022 (p)	1,350,000	1,632,744
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	479,310
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	182,936
		$22,684,071
Healthcare Revenue - Long Term Care - 1.4%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$322,388
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	218,850
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), “A”, 5.4%, 2037	350,000	293,765
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	222,963
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	166,753
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	400,000	355,412
		$1,580,131
Human Services - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$270,000	$257,002
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	495,076
		$752,078
Industrial Revenue - Chemicals - 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “A”, 6.5%, 2011	$1,500,000	$1,566,510

Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$658,778
Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$336,570

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,549,760

Multi-Family Housing Revenue - 4.6%
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009	$115,000	$114,767
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, 5.875%, 2033	1,500,000	1,422,150
Maryland Community Development Administration, “A”, 5%, 2034	910,000	739,530
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	789,318
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	796,550
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	400,645
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	821,550
		$5,084,510
Parking - 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,416,945

Sales & Excise Tax Revenue - 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$291,745

Single Family Housing - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, 7.4%, 2032	$5,000	$5,022
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	30,000	30,068
		$35,090
Single Family Housing - State - 4.6%
Maryland Community Development Administration Housing, 5.1%, 2037	$1,000,000	$829,130
Maryland Community Development Administration Housing, 5.65%, 2048	1,000,000	944,240
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	810,000	806,039
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	277,519
Maryland Community Development Administration, “I”, 6%, 2041	865,000	871,280
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,195,647
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	152,245
		$5,076,100

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - 4.2%
Howard County, MD, COP, 8%, 2019	$805,000	$1,042,572
Howard County, MD, COP, 8%, 2019	385,000	498,621
Howard County, MD, COP, 8%, 2019	680,000	880,682
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	583,425
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,650,910
		$4,656,210
State & Local Agencies - 6.4%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,467,015
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	1,000,000	1,071,060
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,287,574
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016	3,040,000	3,247,115
		$7,072,764
Tax - Other - 1.7%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$907,920
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	1,003,440
		$1,911,360
Tax Assessment - 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029 (f)	$1,555,000	$1,556,026
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	365,664
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	186,415
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	395,130
		$2,503,235
Tobacco - 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$215,000	$187,613
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	425,180
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	195,000	181,253
		$794,046
Transportation - Special Tax - 1.2%
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,365,000	$1,282,213

Universities - Colleges - 13.0%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,146

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	$1,600,000	$1,500,384
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	815,950
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	895,424
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	888,480
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	616,395
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	479,965
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	1,919,320
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,451,952
Montgomery County, MD, Rev. Authority (Maryland Institute College of Art), “A”, 5%, 2027	1,950,000	1,897,018
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,637,505
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,083,650
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	861,370
		$14,227,559
Universities - Dormitories - 3.1%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$845,970
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	1,003,550
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	903,750
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland), 5.75%, 2033	750,000	691,605
		$3,444,875
Universities - Secondary Schools - 0.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$381,050
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	$400,000	$361,324
		$742,374

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 4.2%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,389,702
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,150,000	1,238,792
		$4,628,494
Water & Sewer Utility Revenue - 6.6%
Baltimore, MD, Rev., LEVRRS, MBIA, 8.268%, 2020 (p)	$3,000,000	$3,593,220
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,197,740

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	961,560
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	80,000	82,934
		$7,208,754
Total Investments (Identified Cost, $109,582,047)		$105,512,251

Other Assets, Less Liabilities - 3.9%		4,310,066
Net Assets - 100.0%		$109,822,317

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	40	$4,686,875	Dec-08	$83,454

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.9%
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	$3,000,000	$2,792,279
Massachusetts Port Authority Rev., “C”, 6%, 2010 (c)	900,000	947,385
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,539,088
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	485,000	614,674
		$5,893,426
General Obligations - General Purpose - 13.8%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,802,537
Brookline, MA, 5.375%, 2019	1,800,000	1,844,603
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,433,749
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	380,000	393,087
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,741,286
Lynn, MA, AMBAC, 5.125%, 2018	3,690,000	3,743,836
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,160,320
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,053,860
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,575,120
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	78,671
Puerto Rico Commonwealth, “A”, 5.25%, 2030	380,000	332,831
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	604,353
Salisbury, MA, MBIA, 5.25%, 2012 (c)	2,790,000	3,012,726
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,032,000
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,028,480
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,362,905
		$28,200,364
General Obligations - Improvement - 1.7%
Guam Government, “A”, 5.25%, 2037	$395,000	$317,358
Worcester, MA, “A”, FSA, 6%, 2010 (c)	2,955,000	3,137,855
		$3,455,213
General Obligations - Schools - 1.9%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,791,603
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)	2,000,000	2,121,740
		$3,913,343
Healthcare Revenue - Hospitals - 13.9%
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	$1,000,000	$914,740

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	$50,000	$52,201
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	1,000,000	833,900
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,663
Massachusetts Health & Educational Facilities Authority Rev., 5.25%, 2038	2,000,000	1,658,040
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	1,852,860
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,288,359
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	19,284
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,713,632
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2012 (c)	210,000	230,070
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,767
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	790,261
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,183,115
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,358,870
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,419,630
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	300,000	334,359
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	800,000	776,872
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	871,602
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	47,555
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	930,217

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	$475,000	$475,100
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	103,572
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,765,520
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	897,080
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.625%, 2009 (c)	1,260,000	1,301,177
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	741,510
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,003,100
Massachusetts Health & Educational Facilities Authority Rev., “C”, 4.5%, 2035	1,045,000	806,092
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,012,051
		$28,460,199
Healthcare Revenue - Long Term Care - 0.6%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$428,875
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	389,185
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	505,191
		$1,323,251
Healthcare Revenue - Other - 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,722,380

Human Services - 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$968,540

Industrial Revenue - Airlines - 1.5%
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016	$1,900,000	$1,853,621
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, MBIA, 5.625%, 2011	1,140,000	1,123,014
		$2,976,635

Issuer	Shares/Par	Value ($)

Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027 (a)	$750,000	$710,303
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	1,000,000	1,019,950
		$1,730,253
Industrial Revenue - Other - 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,686,558
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,113,419
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	534,024
		$4,334,001
Miscellaneous Revenue - Other - 2.8%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$750,939
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), “A”, AMBAC, 5.375%, 2012 (c)	3,000,000	3,239,010
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), ASSD GTY, 5%, 2024	2,000,000	1,689,680
		$5,679,629
Multi-Family Housing Revenue - 7.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,048,642
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,221,025
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	1,934,842
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,225,080
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	3,000,000	2,558,280
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	597,550
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,099,024
Massachusetts Housing Finance Agency Rev., “P”, 5.1%, 2033	1,565,000	1,294,709
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,186,287
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,475,000	1,476,180
		$14,641,619
Parking - 0.6%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$450,000	$471,222

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Parking - continued
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$500,000	$523,580
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	250,000	261,790
		$1,256,592
Sales & Excise Tax Revenue - 4.4%
Massachusetts Bay Transportation Authority Sales Tax Rev., “B”, 5.25%, 2033	$3,000,000	$2,930,700
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	6,000,000	1,187,940
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,915,000	2,479,995
Massachusetts School Building Authority, Dedicated Sales Tax, “A”, AMBAC, 4.5%, 2035	1,000,000	818,190
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,578,255
		$8,995,080
Single Family Housing Revenue - Local - 1.4%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$2,887,890

Single Family Housing - State - 2.9%
Massachusetts Housing Finance Agency, “138”, 5.35%, 2033	$2,000,000	$1,878,960
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	1,500,000	1,244,430
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,273,773
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,990,000	1,557,792
		$5,954,955
Solid Waste Revenue - 1.1%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$505,000	$521,332
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,687,224
		$2,208,556
State & Agency - Other - 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,332,232

State & Local Appropriation - 2.6%
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016	$5,000,000	$5,340,650

Student Loan Revenue - 2.1%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$86,280
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,490,000	1,441,158

Issuer	Shares/Par	Value ($)

Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, MBIA, 6.05%, 2017	$40,000	$38,169
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, 6.35%, 2030	3,000,000	2,756,910
		$4,322,517
Tax - Other - 2.2%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	$320,000	$331,456
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,950,000	2,678,364
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,424,885
		$4,434,705
Tax Assessment - 0.3%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2010 (c)	$370,000	$386,990
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	245,000	245,828
		$632,818
Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$620,000	$541,024
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	348,076
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	73,440
		$962,540
Universities - Colleges - 21.9%
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5.25%, 2023	$1,000,000	$979,030
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5%, 2043	2,110,000	1,850,871
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,291,650
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,323,375
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,613,940
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	930,980
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	53,045
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,103,690
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,009,720
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,765,600

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	$3,000,000	$2,776,950
Massachusetts Development Finance Agency Rev. (Simmons College), XLCA, 5.25%, 2026	2,000,000	1,808,960
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	945,010
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,248,521
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)	1,210,000	1,282,261
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2033	1,000,000	881,730
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2035 (f)	3,000,000	2,913,540
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “D”, AMBAC, 6.05%, 2010 (c)	1,745,000	1,879,976
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,005,412
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.625%, 2010 (c)	2,170,000	2,317,820
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.75%, 2010 (c)	2,395,000	2,563,943
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,286,964
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “C”, MBIA, 5.25%, 2012 (c)	3,000,000	3,234,720
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	961,490
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), “B”, MBIA, 5.5%, 2011 (c)	3,275,000	3,514,599
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	973,010
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2009	1,000,000	972,350
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2010	1,000,000	939,380
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2011	500,000	450,790
		$44,879,327

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 4.4%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,828,227
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	816,640
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	992,434
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	908,390
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	493,570
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	1,002,930
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	937,860
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,023,260
		$9,003,311
Utilities - Municipal Owned - 1.0%
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	$725,000	$738,579
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,314,454
		$2,053,033
Water & Sewer Utility Revenue - 1.0%
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	$25,000	$25,684
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	156,146
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	140,095
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	72,760
Massachusetts Water Resources Authority, General, Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,067,200
Massachusetts Water Resources Authority, General, Rev., “J”, FSA, 5%, 2023	500,000	490,730
		$1,952,615
Total Investments (Identified Cost, $206,205,394)		$199,515,674

Other Assets, Less Liabilities - 2.5%		5,098,818
Net Assets - 100.0%		$204,614,492

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	50	$5,858,594	Dec-08	$155,763

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

33

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded Bond
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,336 representing 0.30% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CHFC	California Health Facilities Construction Program
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

34

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/08 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Identified cost	$76,162,262	$147,057,000	$374,748,005	$56,124,294
Unrealized appreciation (depreciation)	(2,353,627)	(4,245,129)	(20,768,310)	(3,052,223)
Total investments, at value	$73,808,635	$142,811,871	$353,979,695	$53,072,071
Cash	224,652	5,595,599	8,921,254	755,678
Receivable for daily variation margin on open futures contracts	—	53,125	305,469	66,406
Receivable for investments sold	1,123,676	—	2,819,006	80,000
Receivable for fund shares sold	1,872	51,655	836,337	—
Interest receivable	1,107,032	1,941,308	5,007,329	1,103,757
Other assets	202	308	695	178
Total assets	$76,266,069	$150,453,866	$371,869,785	$55,078,090

Liabilities
Distributions payable	$104,106	$222,621	$636,196	$107,505
Payable to the holder of the floating rate certificate from trust assets	501,455	5,250,584	5,423,918	—
Payable for fund shares reacquired	21,467	85,135	2,755,894	49,999
Payable to affiliates
Management fee	1,248	2,390	6,010	907
Shareholder servicing costs	9,202	12,124	31,214	7,040
Distribution and service fees	1,354	3,217	15,070	423
Administrative services fee	118	178	366	100
Payable for independent trustees’ compensation	8,742	8,394	17,626	8,385
Payable for interest expense and fees	2,629	36,010	27,783	—
Accrued expenses and other liabilities	23,100	27,063	46,540	25,962
Total liabilities	$673,421	$5,647,716	$8,960,617	$200,321
Net assets	$75,592,648	$144,806,150	$362,909,168	$54,877,769

Net assets consist of
Paid-in capital	$77,375,836	$148,126,571	$387,920,872	$57,744,535
Unrealized appreciation (depreciation) on investments	(2,353,627)	(4,219,754)	(20,544,885)	(2,994,850)
Accumulated net realized gain (loss) on investments	702,170	1,120,270	(4,974,622)	(5,365)
Accumulated undistributed (distributions in excess of) net investment income	(131,731)	(220,937)	507,803	133,449
Net assets	$75,592,648	$144,806,150	$362,909,168	$54,877,769

35

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$67,976,835	$138,420,593	$309,024,753	$49,014,494
Class B	7,615,813	6,385,557	25,391,440	5,863,275
Class C	—	—	28,492,975	—
Total net assets	$75,592,648	$144,806,150	$362,909,168	$54,877,769

Shares of beneficial interest outstanding
Class A	7,001,345	14,782,650	58,936,455	5,395,235
Class B	784,479	681,296	4,842,039	645,287
Class C	—	—	5,415,537	—
Total shares of beneficial interest outstanding	7,785,824	15,463,946	69,194,031	6,040,522

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$9.71	$9.36	$5.24	$9.08
Offering price per share (100/95.25 × net asset value per share)	$10.19	$9.83	$5.50	$9.53

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.71	$9.37	$5.24	$9.09

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$5.26	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

36

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/08	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Identified cost	$57,554,931	$109,582,047	$206,205,394
Unrealized appreciation (depreciation)	(2,097,969)	(4,069,796)	(6,689,720)
Total investments, at value	$55,456,962	$105,512,251	$199,515,674
Cash	734,002	2,972,853	2,295,239
Receivable for daily variation margin on open futures contracts	26,563	106,250	132,813
Receivable for investments sold	1,186,086	680,000	—
Receivable for fund shares sold	822	147,267	63,329
Interest receivable	903,608	1,643,661	3,211,754
Other assets	157	270	396
Total assets	$58,308,200	$111,062,552	$205,219,205

Liabilities
Distributions payable	$73,477	$143,363	$354,863
Payable to the holder of the floating rate certificate from trust assets	500,715	1,003,500	—
Payable for fund shares reacquired	70,283	32,024	166,948
Payable to affiliates
Management fee	953	1,811	3,371
Shareholder servicing costs	5,988	11,144	16,284
Distribution and service fees	1,045	2,492	4,656
Administrative services fee	103	147	229
Payable for independent trustees’ compensation	9,903	12,701	12,670
Payable for interest expense and fees	2,626	5,257	—
Accrued expenses and other liabilities	20,037	27,796	45,692
Total liabilities	$685,130	$1,240,235	$604,713
Net assets	$57,623,070	$109,822,317	$204,614,492

Net assets consist of
Paid-in capital	$58,224,602	$113,305,917	$207,493,872
Unrealized appreciation (depreciation) on investments	(2,066,723)	(3,986,342)	(6,533,957)
Accumulated net realized gain (loss) on investments	1,424,564	380,295	4,456,931
Accumulated undistributed (distributions in excess of) net investment income	40,627	122,447	(802,354)
Net assets	$57,623,070	$109,822,317	$204,614,492

37

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$51,564,058	$99,184,471	$184,383,393
Class B	6,059,012	10,637,846	20,231,099
Total net assets	$57,623,070	$109,822,317	$204,614,492

Shares of beneficial interest outstanding
Class A	5,081,992	9,637,277	17,756,071
Class B	595,000	1,034,096	1,945,072
Total shares of beneficial interest outstanding	5,676,992	10,671,373	19,701,143

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.15	$10.29	$10.38
Offering price per share (100/95.25 × net asset value per share)	$10.66	$10.80	$10.90

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.18	$10.29	$10.40

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

38

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/08 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$1,934,665	$3,621,375	$10,888,622	$1,666,480
Expenses
Management fee	$206,729	$384,708	$1,028,370	$150,840
Distribution and service fees	131,042	100,306	444,034	25,526
Shareholder servicing costs	22,486	37,003	104,111	18,312
Administrative services fee	10,715	15,190	31,272	9,306
Independent trustees’ compensation	2,023	3,156	6,485	2,021
Custodian fee	8,984	12,200	31,686	9,669
Shareholder communications	3,312	6,207	16,818	3,622
Auditing fees	20,839	20,839	20,839	20,839
Legal fees	2,244	1,945	4,308	1,224
Registration fees	—	—	—	13,356
Interest expense and fees	22,751	85,278	176,462	—
Miscellaneous	20,217	27,298	48,034	7,803
Total expenses	$451,342	$694,130	$1,912,419	$262,518
Fees paid indirectly	(2,707)	(4,713)	(8,933)	(1,015)
Reduction of expenses by investment adviser	(87,040)	(161,338)	(432,252)	(63,371)
Net expenses	$361,595	$528,079	$1,471,234	$198,132
Net investment income	$1,573,070	$3,093,296	$9,417,388	$1,468,348

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) Investment transactions	$106,026	$258,044	$(827,554)	$(15,100)
Futures contracts	29,002	57,934	237,198	23,121
Swap transactions	58,690	46,233	—	21,695
Net realized gain (loss) on investments	$193,718	$362,211	$(590,356)	$29,716
Change in unrealized appreciation (depreciation) Investments	$(3,598,407)	$(6,868,881)	$(21,607,060)	$(3,605,401)
Futures contracts	—	10,874	183,145	52,540
Swap transactions	(27,659)	(51,308)	—	(25,654)
Net unrealized gain (loss) on investments	$(3,626,066)	$(6,909,315)	$(21,423,915)	$(3,578,515)
Net realized and unrealized gain (loss) on investments	$(3,432,348)	$(6,547,104)	$(22,014,271)	$(3,548,799)
Change in net assets from operations	$(1,859,278)	$(3,453,808)	$(12,596,883)	$(2,080,451)

See Notes to Financial Statements

39

Statements of Operations (unaudited) – continued

Six months ended 9/30/08	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,526,176	$3,107,542	$4,765,137
Expenses
Management fee	$150,521	$298,868	$555,063
Distribution and service fees	98,001	240,214	449,520
Shareholder servicing costs	17,025	42,649	65,652
Administrative services fee	9,324	13,036	19,440
Independent trustees’ compensation	1,941	3,379	6,150
Custodian fee	7,313	13,187	18,571
Shareholder communications	2,862	7,421	10,413
Auditing fees	20,839	20,839	20,839
Legal fees	1,176	1,795	2,576
Interest expense and fees	6,159	45,520	62,423
Miscellaneous	19,203	24,817	31,302
Total expenses	$334,364	$711,725	$1,241,949
Fees paid indirectly	(2,150)	(970)	(4,591)
Reduction of expenses by investment adviser	(63,153)	(125,728)	(233,156)
Net expenses	$269,061	$585,027	$1,004,202
Net investment income	$1,257,115	$2,522,515	$3,760,935

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) Investment transactions	$106,723	$163,498	$5,243,174
Futures contracts	19,518	46,251	117,330
Swap transactions	55,571	8,750	120,588
Net realized gain (loss) on investments	$181,812	$218,499	$5,481,092
Change in unrealized appreciation (depreciation) Investments	$(3,139,287)	$(6,077,086)	$(15,095,060)
Futures contracts	31,246	72,176	134,818
Swap transactions	(25,654)	(3,514)	(51,308)
Net unrealized gain (loss) on investments	$(3,133,695)	$(6,008,424)	$(15,011,550)
Net realized and unrealized gain (loss) on investments	$(2,951,883)	$(5,789,925)	$(9,530,458)
Change in net assets from operations	$(1,694,768)	$(3,267,410)	$(5,769,523)

See Notes to Financial Statements

40

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$1,573,070	$3,093,296	$9,417,388	$1,468,348
Net realized gain (loss) on investments	193,718	362,211	(590,356)	29,716
Net unrealized gain (loss) on investments	(3,626,066)	(6,909,315)	(21,423,915)	(3,578,515)
Change in net assets from operations	$(1,859,278)	$(3,453,808)	$(12,596,883)	$(2,080,451)

Distributions declared to shareholders
From net investment income
Class A	$(1,576,023)	$(3,160,285)	$(7,996,259)	$(1,157,565)
Class B	(151,413)	(125,213)	(581,682)	(124,906)
Class C	—	—	(561,568)	—
Total distributions declared to shareholders	$(1,727,436)	$(3,285,498)	$(9,139,509)	$(1,282,471)
Change in net assets from fund share transactions	$(691,286)	$5,880,205	$(13,555,186)	$(760,757)
Total change in net assets	$(4,278,000)	$(859,101)	$(35,291,578)	$(4,123,679)

Net assets
At beginning of period	79,870,648	145,665,251	398,200,746	59,001,448
At end of period	$75,592,648	$144,806,150	$362,909,168	$54,877,769
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(131,731)	$(220,937)	$507,803	$133,449

Six months ended 9/30/08		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$1,257,115	$2,522,515	$3,760,935
Net realized gain (loss) on investments		181,812	218,499	5,481,092
Net unrealized gain (loss) on investments		(3,133,695)	(6,008,424)	(15,011,550)
Change in net assets from operations		$(1,694,768)	$(3,267,410)	$(5,769,523)

Distributions declared to shareholders
From net investment income
Class A		$(1,044,608)	$(2,245,776)	$(4,215,227)
Class B		(110,017)	(213,353)	(429,921)
Total distributions declared to shareholders		$(1,154,625)	$(2,459,129)	$(4,645,148)
Change in net assets from fund share transactions		$4,215,402	$(498,082)	$871,960
Total change in net assets		$1,366,009	$(6,224,621)	$(9,542,711)

Net assets
At beginning of period		56,257,061	116,046,938	214,157,203
At end of period		$57,623,070	$109,822,317	$204,614,492
Accumulated undistributed (distributions in excess of) net investment income		$40,627	$122,447	$(802,354)

See Notes to Financial Statements

41

Statements of Changes in Net Assets (unaudited) – continued

Year ended 3/31/2008	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,762,808	$6,211,310	$18,339,848	$3,005,614
Net realized gain (loss) on investments	186,620	577,112	(2,902,478)	15,967
Net unrealized gain (loss) on investments	(2,415,611)	(4,047,204)	(20,544,942)	(3,050,041)
Change in net assets from operations	$1,533,817	$2,741,218	$(5,107,572)	$(28,460)

Distributions declared to shareholders
From net investment income
Class A	$(3,273,616)	$(6,021,909)	$(16,121,843)	$(2,591,006)
Class B	(348,527)	(290,388)	(1,452,869)	(334,886)
Class C	—	—	(1,056,821)	—
From net realized gain on investments
Class A	(167,292)	(240,997)	—	—
Class B	(20,782)	(13,273)	—	—
Total distributions declared to shareholders	$(3,810,217)	$(6,566,567)	$(18,631,533)	$(2,925,892)
Change in net assets from fund share transactions	$(1,834,102)	$13,021,156	$(22,540,529)	$(12,540,514)
Total change in net assets	$(4,110,502)	$9,195,807	$(46,279,634)	$(15,494,866)

Net assets
At beginning of period	83,981,150	136,469,444	444,480,380	74,496,314
At end of period	$79,870,648	$145,665,251	$398,200,746	$59,001,448
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,635	$(28,735)	$229,924	$(52,428)

Year ended 3/31/2008		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,393,119	$5,519,066	$8,468,104
Net realized gain (loss) on investments		1,303,788	(260,289)	369,110
Net unrealized gain (loss) on investments		(2,382,310)	(5,058,458)	(5,354,463)
Change in net assets from operations		$1,314,597	$200,319	$3,482,751
From net investment income
Class A		$(2,066,945)	$(4,710,452)	$(8,055,746)
Class B		(259,309)	(506,249)	(1,001,038)
From net realized gain on investments
Class A		—	(188,563)	(884,860)
Class B		—	(23,166)	(124,524)
Total distributions declared to shareholders		$(2,326,254)	$(5,428,430)	$(10,066,168)
Change in net assets from fund share transactions		$(1,920,966)	$(12,838,056)	$276,909
Total change in net assets		$(2,932,623)	$(18,066,167)	$(6,306,508)

Net assets
At beginning of period		59,189,684	134,113,105	220,463,711
At end of period		$56,257,061	$116,046,938	$214,157,203
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period		$(61,863)	$59,061	$81,859

See Notes to Financial Statements

42

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.17		$10.45	$10.47		$10.62	$10.88	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.48	$0.49	(z)	$0.46	$0.48	$0.48
Net realized and unrealized gain (loss) on investments	(0.44)		(0.28)	(0.01	)(z)	(0.15)	(0.22)	0.06
Total from investment operations	$(0.24)		$0.20	$0.48		$0.31	$0.26	$0.54

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.45)		$(0.46)	$(0.48)	$(0.48)
From net realized gain on investments	—		(0.02)	(0.05)		—	(0.04)	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.50)		$(0.46)	$(0.52)	$(0.48)
Net asset value, end of period	$9.71		$10.17	$10.45		$10.47	$10.62	$10.88
Total return (%) (r)(s)(t)	(2.39	)(n)	2.03	4.66		2.97	2.40	5.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.34	1.40		1.33	1.21	1.17
Expenses after expense reductions (f)	0.83	(a)	1.09	1.15		1.08	0.96	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.77	(a)	0.82	0.86		0.87	0.84	0.88
Net investment income	4.01	(a)	4.67	4.70	(z)	4.37	4.46	4.38
Portfolio turnover	13		17	9		9	17	10
Net assets at end of period (000 Omitted)	$67,977		$71,315	$73,560		$74,204	$77,499	$80,704

See Notes to Financial Statements

43

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$10.17		$10.45	$10.47		$10.62	$10.88	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.40	$0.41	(z)	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.43)		(0.27)	(0.01	)(z)	(0.15)	(0.23)	0.07
Total from investment operations	$(0.27)		$0.13	$0.40		$0.23	$0.17	$0.46

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.37)		$(0.38)	$(0.39)	$(0.40)
From net realized gain on investments	—		(0.02)	(0.05)		—	(0.04)	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.42)		$(0.38)	$(0.43)	$(0.40)
Net asset value, end of period	$9.71		$10.17	$10.45		$10.47	$10.62	$10.88
Total return (%) (r)(s)(t)	(2.75	)(n)	1.27	3.88		2.20	1.63	4.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	2.09	2.15		2.08	1.96	1.91
Expenses after expense reductions (f)	1.58	(a)	1.84	1.90		1.83	1.71	1.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.52	(a)	1.57	1.61		1.62	1.59	1.63
Net investment income	3.20	(a)	3.92	3.93	(z)	3.61	3.71	3.63
Portfolio turnover	13		17	9		9	17	10
Net assets at end of period (000 Omitted)	$7,616		$8,555	$10,421		$13,443	$15,118	$17,339
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

44

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$9.80		$10.08	$10.04		$10.17	$10.41	$10.40

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.46	$ 0.50	(z)	$0.45	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.43)		(0.25)	(0.01	)(z)	(0.13)	(0.23)	0.01
Total from investment operations	$(0.22)		$0.21	$0.49		$0.32	$0.22	$0.46

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)	$(0.45)		$(0.45)	$(0.46)	$(0.45)
From net realized gain on investments	—		(0.02)	—		—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.49)	$(0.45)		$(0.45)	$(0.46)	$(0.45)
Net asset value, end of period	$9.36		$9.80	$10.08		$10.04	$10.17	$10.41
Total return (%) (r)(s)(t)	(2.32	)(n)	2.07	5.02		3.17	2.14	4.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.06	1.14		1.10	1.00	0.99
Expenses after expense reductions (f)	0.68	(a)	0.81	0.89		0.85	0.75	0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.57	(a)	0.60	0.66		0.67	0.65	0.72
Net investment income	4.19	(a)	4.60	4.98	(z)	4.45	4.47	4.31
Portfolio turnover	4		9	10		10	13	19
Net assets at end of period (000 Omitted)	$138,421		$138,938	$127,477		$122,067	$127,075	$139,333

See Notes to Financial Statements

45

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$9.81		$10.09	$10.05		$10.18	$10.42	$10.41

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.38	$0.43	(z)	$0.38	$0.38	$0.37
Net realized and unrealized gain (loss) on investments	(0.42)		(0.25)	(0.01	)(z)	(0.14)	(0.24)	0.01
Total from investment operations	$(0.26)		$0.13	$0.42		$0.24	$0.14	$0.38

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.38)		$(0.37)	$(0.38)	$(0.37)
From net realized gain on investments	—		(0.02)	—		—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.38)		$(0.37)	$(0.38)	$(0.37)
Net asset value, end of period	$9.37		$9.81	$10.09		$10.05	$10.18	$10.42
Total return (%) (r)(s)(t)	(2.69	)(n)	1.30	4.21		2.39	1.37	3.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.81	1.91		1.87	1.76	1.80
Expenses after expense reductions (f)	1.44	(a)	1.56	1.66		1.62	1.51	1.60
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.33	(a)	1.36	1.43		1.44	1.41	1.53
Net investment income	3.34	(a)	3.86	4.21	(z)	3.68	3.71	3.50
Portfolio turnover	4		9	10		10	13	19
Net assets at end of period (000 Omitted)	$6,386		$6,727	$8,992		$10,648	$11,259	$12,554
Any	redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

46

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$5.56		$5.88	$5.84		$5.88	$5.98	$5.96

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$ 0.27	(z)	$0.28	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	(0.33)		(0.32)	0.03	(z)	(0.03)	(0.11)	0.02
Total from investment operations	$(0.19)		$(0.06)	$0.30		$0.25	$0.18	$0.30

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)		$(0.28)	$(0.28)	$(0.28)
From net realized gain on investments	—		—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)		$(0.29)	$(0.28)	$(0.28)
Net asset value, end of period	$5.24		$5.56	$5.88		$5.84	$5.88	$5.98
Total return (%) (r)(s)(t)	(3.48	)(n)	(1.05)	5.30		4.22	3.14	5.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.99	1.11		1.09	0.97	0.96
Expenses after expense reductions (f)	0.62	(a)	0.74	0.86		0.84	0.72	0.76
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.53	(a)	0.55	0.60		0.63	0.61	0.67
Net investment income	4.86	(a)	4.46	4.66	(z)	4.69	4.91	4.71
Portfolio turnover	11		30	16		9	12	8
Net assets at end of period (000 Omitted)	$309,025		$339,099	$366,861		$291,656	$295,332	$314,108

See Notes to Financial Statements

47

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$5.56		$5.88	$5.84		$5.88	$5.98	$5.96

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.23	(z)	$0.23	$0.25	$0.23
Net realized and unrealized gain (loss) on investments	(0.32)		(0.31)	0.03	(z)	(0.03)	(0.11)	0.03
Total from investment operations	$(0.21)		$(0.10)	$0.26		$0.20	$0.14	$0.26

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.22)		$(0.23)	$(0.24)	$(0.24)
From net realized gain on investments	—		—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.22)		$(0.24)	$(0.24)	$(0.24)
Net asset value, end of period	$5.24		$5.56	$5.88		$5.84	$5.88	$5.98
Total return (%) (r)(s)(t)	(3.86	)(n)	(1.80)	4.51		3.44	2.38	4.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.75	1.88		1.85	1.70	1.76
Expenses after expense reductions (f)	1.39	(a)	1.50	1.62		1.60	1.45	1.56
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.30	(a)	1.31	1.37		1.39	1.34	1.47
Net investment income	4.10	(a)	3.70	3.91	(z)	3.94	4.17	3.91
Portfolio turnover	11		30	16		9	12	8
Net assets at end of period (000 Omitted)	$25,391		$31,239	$47,127		$58,338	$69,142	$85,106

See Notes to Financial Statements

48

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class C
Net asset value, beginning of period	$5.58		$5.90	$5.86		$5.90	$6.00	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.22	(z)	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	(0.32)		(0.31)	0.03	(z)	(0.04)	(0.11)	0.02
Total from investment operations	$(0.21)		$(0.11)	$0.25		$0.19	$0.13	$0.25

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.21)		$(0.22)	$(0.23)	$(0.23)
From net realized gain on investments	—		—	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.21)	$(0.21)		$(0.23)	$(0.23)	$(0.23)
Net asset value, end of period	$5.26		$5.58	$5.90		$5.86	$5.90	$6.00
Total return (%) (r)(s)(t)	(3.90	)(n)	(1.93)	4.36		3.29	2.22	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.89	2.01		1.99	1.87	1.86
Expenses after expense reductions (f)	1.52	(a)	1.64	1.76		1.74	1.62	1.65
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.43	(a)	1.45	1.50		1.53	1.51	1.56
Net investment income	3.93	(a)	3.55	3.77	(z)	3.79	4.01	3.81
Portfolio turnover	11		30	16		9	12	8
Net assets at end of period (000 Omitted)	$28,493		$27,862	$30,492		$29,880	$33,162	$36,363

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not Annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the six months ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$9.64		$10.09	$10.05		$10.09	$10.24	$10.19

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.46	$0.46	(z)	$0.45	$0.47	$0.47
Net realized and unrealized gain (loss) on investments	(0.59)		(0.47)	0.02	(z)	(0.04)	(0.15)	0.05
Total from investment operations	$(0.34)		$(0.01)	$0.48		$0.41	$0.32	$0.52

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.44)		$(0.45)	$(0.47)	$(0.47)
Net asset value, end of period	$9.08		$9.64	$10.09		$10.05	$10.09	$10.24
Total return (%) (r)(s)(t)	(3.65	)(n)	(0.08)	4.92		4.14	3.25	5.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	1.16	1.19		1.11	0.94	0.98
Expenses after expense reductions (f)	0.59	(a)	0.91	0.94		0.86	0.69	0.77
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.59	(a)	0.61	0.64		0.64	0.57	0.64
Net investment income	5.12	(a)	4.60	4.53	(z)	4.46	4.68	4.58
Portfolio turnover	29		7	9		17	18	31
Net assets at end of period (000 Omitted)	$49,014		$51,504	$63,590		$70,402	$69,082	$79,155

See Notes to Financial Statements

50

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$9.65		$10.09	$10.05		$10.09	$10.24	$10.19

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.38	$0.38	(z)	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.59)		(0.45)	0.03	(z)	(0.04)	(0.16)	0.05
Total from investment operations	$(0.38)		$(0.07)	$0.41		$0.34	$0.24	$0.44

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)		$(0.38)	$(0.39)	$(0.39)
Net asset value, end of period	$9.09		$9.65	$10.09		$10.05	$10.09	$10.24
Total return (%) (r)(s)(t)	(4.02	)(n)	(0.73)	4.12		3.35	2.45	4.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.92	1.96		1.87	1.71	1.77
Expenses after expense reductions (f)	1.36	(a)	1.67	1.71		1.62	1.46	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.36	(a)	1.37	1.40		1.40	1.34	1.44
Net investment income	4.36	(a)	3.85	3.77	(z)	3.70	3.92	3.78
Portfolio turnover	29		7	9		17	18	31
Net assets at end of period (000 Omitted)	$5,863		$7,497	$10,906		$14,970	$18,382	$22,312
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.64		$10.83	$10.80		$10.99	$11.22	$11.17

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.47	(z)	$0.46	$0.48	$0.49
Net realized and unrealized gain (loss) on investments	(0.50)		(0.20)	0.01	(z)	(0.18)	(0.23)	0.05
Total from investment operations	$(0.27)		$0.26	$0.48		$0.28	$0.25	$0.54

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.45)		$(0.47)	$(0.48)	$(0.49)
Net asset value, end of period	$10.15		$10.64	$10.83		$10.80	$10.99	$11.22
Total return (%) (r)(s)(t)	(2.64	)(n)	2.43	4.55		2.53	2.27	4.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.41	1.47		1.39	1.24	1.20
Expenses after expense reductions (f)	0.84	(a)	1.16	1.22		1.14	0.99	0.99
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	(a)	0.88	0.93		0.93	0.88	0.91
Net investment income	4.38	(a)	4.29	4.37	(z)	4.22	4.35	4.35
Portfolio turnover	10		26	6		5	18	12
Net assets at end of period (000 Omitted)	$51,564		$49,477	$51,015		$51,681	$53,190	$55,659

See Notes to Financial Statements

52

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$10.68		$10.87	$10.84		$11.00	$11.23	$11.18

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.40	(z)	$0.41	$0.40	$0.40
Net realized and unrealized gain (loss) on investments	(0.51)		(0.20)	0.00	(w)(z)	(0.18)	(0.24)	0.06
Total from investment operations	$(0.32)		$0.18	$0.40		$0.23	$0.16	$0.46

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)		$(0.39)	$(0.39)	$(0.41)
Net asset value, end of period	$10.18		$10.68	$10.87		$10.84	$11.00	$11.23
Total return (%) (r)(s)(t)	(3.09	)(n)	1.67	3.77		2.05	1.51	4.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	2.16	2.22		2.14	1.99	1.94
Expenses after expense reductions (f)	1.59	(a)	1.91	1.97		1.89	1.74	1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.57	(a)	1.63	1.68		1.68	1.63	1.66
Net investment income	3.63	(a)	3.54	3.63	(z)	3.72	3.60	3.60
Portfolio turnover	10		26	6		5	18	12
Net assets at end of period (000 Omitted)	$6,059		$6,780	$8,175		$9,816	$13,280	$16,759

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.83		$11.30	$11.27		$11.49	$11.74	$11.69

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$ 0.50	(z)	$0.50	$0.52	$0.51
Net realized and unrealized gain (loss) on investments	(0.55)		(0.48)	0.04	(z)	(0.15)	(0.25)	0.06
Total from investment operations	$(0.31)		$0.02	$0.54		$0.35	$0.27	$0.57

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.48)		$(0.50)	$(0.51)	$(0.52)
From net realized gain on investments	—		(0.02)	(0.03)		(0.07)	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.49)	$(0.51)		$(0.57)	$(0.52)	$(0.52)
Net asset value, end of period	$10.29		$10.83	$11.30		$11.27	$11.49	$11.74
Total return (%) (r)(s)(t)	(2.90	)(n)	0.15	4.88		3.06	2.36	4.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.26	1.29		1.19	1.14	1.17
Expenses after expense reductions (f)	0.95	(a)	1.01	1.04		0.94	0.89	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.87	(a)	0.88	0.91		0.94	0.89	0.96
Net investment income	4.42	(a)	4.46	4.48	(z)	4.38	4.48	4.35
Portfolio turnover	14		7	16		9	12	21
Net assets at end of period (000 Omitted)	$99,184		$103,894	$117,598		$115,307	$124,261	$138,201

See Notes to Financial Statements

54

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005		2004
Class B
Net asset value, beginning of period	$10.83		$11.29	$11.26		$11.49	$11.74		$11.68

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.43	(z)	$0.43	$0.44		$0.43
Net realized and unrealized gain (loss) on investments	(0.55)		(0.46)	0.03	(z)	(0.17)	(0.25)		0.07
Total from investment operations	$(0.34)		$(0.04)	$0.46		$0.26	$0.19		$0.50

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)		$(0.42)	$(0.44)		$(0.44)
From net realized gain on investments	—		(0.02)	(0.03)		(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.43)		$(0.49)	$(0.44)		$(0.44)
Net asset value, end of period	$10.29		$10.83	$11.29		$11.26	$11.49		$11.74
Total return (%) (r)(s)(t)	(3.22	)(n)	(0.41)	4.21		2.30	1.69		4.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.91	1.95		1.84	1.79		1.81
Expenses after expense reductions (f)	1.59	(a)	1.66	1.70		1.59	1.54		1.61
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.52	(a)	1.53	1.56		1.59	1.54		1.61
Net investment income	3.77	(a)	3.81	3.83	(z)	3.72	3.83		3.70
Portfolio turnover	14		7	16		9	12		21
Net assets at end of period (000 Omitted)	$10,638		$12,153	$16,515		$21,011	$25,716		$31,697
(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

55

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.91		$11.25	$11.22		$11.31	$11.52	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$ 0.51	(z)	$0.48	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.49)		(0.26)	0.02	(z)	(0.05)	(0.22)	0.03
Total from investment operations	$(0.29)		$0.18	$0.53		$0.43	$0.29	$0.54

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.47)		$(0.48)	$(0.50)	$(0.51)
From net realized gain on investments	—		(0.05)	(0.03)		(0.04)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.52)	$(0.50)		$(0.52)	$(0.50)	$(0.51)
Net asset value, end of period	$10.38		$10.91	$11.25		$11.22	$11.31	$11.52
Total return (%) (r)(s)(t)	(2.73	)(n)	1.69	4.80		3.83	2.63	4.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.35	1.39		1.34	1.19	1.23
Expenses after expense reductions (f)	0.87	(a)	1.10	1.14		1.09	0.94	1.02
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.81	(a)	0.82	0.87		0.90	0.84	0.95
Net investment income	3.57	(a)	4.00	4.57	(z)	4.23	4.48	4.39
Portfolio turnover	16		24	5		10	11	14
Net assets at end of period (000 Omitted)	$184,383		$189,804	$189,049		$196,992	$210,103	$224,923

See Notes to Financial Statements

56

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$10.93		$11.27	$11.24		$11.33	$11.54	$11.51

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.44	(z)	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	(0.49)		(0.26)	0.02	(z)	(0.05)	(0.21)	0.04
Total from investment operations	$(0.33)		$0.11	$0.46		$0.36	$0.22	$0.47

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)		$(0.41)	$(0.43)	$(0.44)
From net realized gain on investments	—		(0.05)	(0.03)		(0.04)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.45)	$(0.43)		$(0.45)	$(0.43)	$(0.44)
Net asset value, end of period	$10.40		$10.93	$11.27		$11.24	$11.33	$11.54
Total return (%) (r)(s)(t)	(3.04	)(n)	1.04	4.12		3.16	1.97	4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	2.00	2.04		1.99	1.84	1.87
Expenses after expense reductions (f)	1.52	(a)	1.75	1.79		1.74	1.59	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.46	(a)	1.48	1.52		1.55	1.49	1.60
Net investment income	2.92	(a)	3.35	3.92	(z)	3.58	3.83	3.74
Portfolio turnover	16		24	5		10	11	14
Net assets at end of period (000 Omitted)	$20,231		$24,353	$31,415		$36,924	$40,766	$46,253
Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

57

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The funds adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

58

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments in Securities	$—	$73,808,635	$—	$73,808,635
Other Financial Instruments	$—	$—	$—	$—

Arkansas Fund
Investments in Securities	$—	$142,811,871	$—	$142,811,871
Other Financial Instruments	$25,375	$—	$—	$25,375

California Fund
Investments in Securities	$—	$353,979,695	$—	$353,979,695
Other Financial Instruments	$223,425	$—	$—	$223,425

Florida Fund
Investments in Securities	$—	$53,072,071	$—	$53,072,071
Other Financial Instruments	$57,273	$—	$—	$57,273

Georgia Fund
Investments in Securities	$—	$55,456,962	$—	$55,456,962
Other Financial Instruments	$31,246	$—	$—	$31,246

Maryland Fund
Investments in Securities	$—	$105,512,251	$—	$105,512,251
Other Financial Instruments	$83,454	$—	$—	$83,454

Massachusetts Fund
Investments in Securities	$—	$199,515,674	$—	$199,515,674
Other Financial Instruments	$155,763	$—	$—	$155,763

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the funds attempt to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the funds the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the funds under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the funds and the applicable counterparty. Derivative instruments include futures contracts and interest rate swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard to the funds, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the funds’ financial statements.

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the funds are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments

59

Notes to Financial Statements (unaudited) – continued

are made or received by the funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the funds. Upon entering into such contracts, the funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statements of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

Each fund may hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2008, each fund’s interest expense and fees in connection with self-deposited inverse floaters were as follows:

	Payable to the holder of the floating rate certificate from trust assets	Weighted average interest rate on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floater transactions
Fund
Alabama Fund	$501,455	8.35%	$22,751
Arkansas Fund	5,250,584	8.34%	85,278
California Fund	5,423,918	10.24%	176,463
Florida Fund	—	—	—
Georgia Fund	500,715	8.35%	6,159
Maryland Fund	1,003,500	8.35%	45,520
Massachusetts Fund	—	—	62,423

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

60

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2008, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income taxes is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, secured borrowings, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

Year ended 3/31/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$109,920	$182,966	$—	$—	$—	$21,004	$455,311
Tax-exempt income	3,622,143	6,308,655	18,631,533	2,925,892	2,326,254	5,207,845	9,056,784
Long-term capital gain	78,154	74,946	—	—	—	199,581	554,073
Total distributions	$3,810,217	$6,566,567	$18,631,533	$2,925,892	$2,326,254	$5,428,430	$10,066,168

61

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$75,976,231	$141,644,450	$371,227,255	$56,033,725	$56,906,254	$108,594,912	$206,131,595
Gross appreciation	1,059,132	3,971,141	6,362,960	830,465	1,149,946	2,919,798	5,043,101
Gross depreciation	(3,728,183)	(8,054,304)	(29,034,438)	(3,792,119)	(3,099,953)	(7,005,959)	(11,659,022)
Net unrealized appreciation (depreciation)	$(2,669,051)	$(4,083,163)	$(22,671,478)	$(2,961,654)	$(1,950,007)	$(4,086,161)	$(6,615,921)

As of 3/31/08
Undistributed ordinary income	200,248	80,347	—	—	200,993	19,726	—
Undistributed tax-exempt income	514,829	536,637	1,775,959	178,430	138,287	481,870	859,416
Undistributed long-term capital gain	285,506	286,798	—	90,456	926,426	—	594,427
Capital loss carryforwards	—	—	(2,758,676)	—	—	—	—
Post-October capital loss deferral	—	—	—	—	—	(221,816)	—
Other temporary differences	(206,890)	(182,699)	(1,576,504)	(116,319)	(174,496)	(383,275)	(726,249)
Net unrealized appreciation (depreciation)	1,267,478	3,029,167	(745,560)	432,474	1,156,651	2,382,454	6,807,697

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2008, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	California Fund
3/31/14	$104,559
3/31/16	2,654,117
Total	$2,758,676

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2008, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$86,803	$160,899	$431,070	$63,198	$62,981	$125,385	$232,520

The management fee incurred for the six months ended September 30, 2008 was equivalent to an annual effective rate of 0.30% of each fund’s average daily net assets.

Effective August 1, 2008, the investment adviser has agreed in writing to pay a portion of the following fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of each fund’s average daily net assets.

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	1.00%	1.05%	(a)
Class B	1.68%	1.75%	1.70%

(a)	Effective March 1, 2009, this annual rate will change to 0.95% for Maryland Fund.

62

Notes to Financial Statements (unaudited) – continued

This written agreement will continue through July 31, 2009, unless changed or rescinded by the fund’s Board of Trustees. For the six months ended September 30, 2008, these funds’ actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2008, as its portion of the initial sales charge on sales of Class A shares of each fund.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$8,893	$39,225	$48,457	$11,713	$12,428	$9,367	$28,658

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.10%	0.25%	0.35%	0.25%	$89,571
Arkansas Fund	0.10%	0.25%	0.35%	0.10%	70,949
California Fund	0.10%	0.25%	0.35%	0.10%	169,033
Florida Fund	0.10%	0.25%	0.35%	—	—
Georgia Fund	0.10%	0.25%	0.35%	0.25%	64,599
Maryland Fund	0.10%	0.25%	0.35%	0.35%	182,033
Massachusetts Fund	0.10%	0.25%	0.35%	0.35%	334,945

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$41,471
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	29,357
California Fund	0.75%	0.25%	1.00%	0.87%	127,960
Florida Fund	0.75%	0.25%	1.00%	0.76%	25,526
Georgia Fund	0.75%	0.25%	1.00%	1.00%	33,402
Maryland Fund	0.75%	0.25%	1.00%	1.00%	58,181
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	114,575

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$147,041

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$131,042	$100,306	$444,034	$25,526	$98,001	$240,214	$449,520

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2008 based on each class’ average daily net assets. Payment of the Alabama Fund’s, Arkansas Fund’s, California Fund’s, Florida Fund’s, and Georgia Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. Payment of Florida Fund’s 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Arkansas Fund and California Fund. Payment of the remaining 0.15% of the Arkansas Fund and California Fund Class A service fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. For one year from the date of sale of Florida Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Florida Fund’s Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Arkansas Fund’s and California Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Arkansas Fund and California Fund Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as each fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated for all funds.

63

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2008, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$ 4	$—	$ 5	$—	$—	$—	$—
Class B	5,479	2,626	10,298	6,709	354	4,857	8,586
Class C	N/A	N/A	2,266	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund’s Board of Trustees. For the six months ended September 30, 2008, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$9,155	$20,627	$55,464	$8,532	$7,760	$23,536	$37,934
Percentage of average daily net assets	0.0228%	0.0277%	0.0279%	0.0292%	0.0265%	0.0406%	0.0353%

MFSC also receives payment from the funds for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$13,331	$16,376	$48,647	$9,780	$9,265	$19,113	$27,718

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2008 was equivalent to the following annual effective rates of each fund’s average daily net assets.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
0.0267%	0.0204%	0.0157%	0.0319%	0.0319%	0.0225%	0.0181%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense for the funds. These amounts are included in independent trustees’ compensation for the six months ended September 30, 2008.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$315	$346	$604	$346	$276	$578	$587

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at September 30, 2008, and is included in payable for independent trustees’ compensation.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$8,692	$8,331	$17,557	$8,319	$9,847	$12,624	$12,573

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Notes to Financial Statements (unaudited) – continued

Other – These funds and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2008, the aggregate fees paid to Tarantino LLC and Griffin Compliance LLC amounted to the following and were included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$264	$490	$1,316	$193	$192	$382	$708

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$237	$439	$1,182	$173	$172	$343	$636

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$10,252,898	$11,413,573	$44,627,589	$16,408,352	$8,066,445	$15,943,630	$33,436,548
Sales	$11,533,395	$6,384,007	$78,419,159	$17,504,616	$5,426,966	$20,678,196	$34,526,718

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund’s shares were as follows:

	Alabama Fund				Arkansas Fund

	Six months ended 9/30/08		Year ended 3/31/08		Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	519,843	$5,295,790	720,517	$7,442,142	1,014,531	$9,948,897	2,540,613	$25,101,778
Class B	7,387	74,045	29,692	305,818	41,655	410,849	19,742	196,164
	527,230	$5,369,835	750,209	$7,747,960	1,056,186	$10,359,746	2,560,355	$25,297,942

Shares issued to shareholders in reinvestment of distributions
Class A	97,730	$995,237	199,746	$2,061,403	189,742	$1,863,954	357,912	$3,558,911
Class B	10,397	105,884	22,941	236,789	7,211	70,904	18,115	180,427
	108,127	$1,101,121	222,687	$2,298,192	196,953	$1,934,858	376,027	$3,739,338

Shares reacquired
Class A	(628,099)	$(6,401,529)	(944,652)	$(9,737,337)	(599,977)	$(5,891,495)	(1,366,949)	$(13,585,450)
Class B	(74,569)	(760,713)	(208,336)	(2,142,917)	(53,391)	(522,904)	(243,187)	(2,430,674)
	(702,668)	$(7,162,242)	(1,152,988)	$(11,880,254)	(653,368)	$(6,414,399)	(1,610,136)	$(16,016,124)

Net change
Class A	(10,526)	$(110,502)	(24,389)	$(233,792)	604,296	$5,921,356	1,531,576	$15,075,239
Class B	(56,785)	(580,784)	(155,703)	(1,600,310)	(4,525)	(41,151)	(205,330)	(2,054,083)
	(67,311)	$(691,286)	(180,092)	$(1,834,102)	599,771	$5,880,205	1,326,246	$13,021,156

65

Notes to Financial Statements (unaudited) – continued

	California Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,276,216	$29,319,417	8,427,658	$48,506,794
Class B	113,186	627,887	251,222	1,436,627
Class C	624,248	3,502,178	938,006	5,406,580
	6,013,650	$33,449,482	9,616,886	$55,350,001

Shares issued to shareholders in reinvestment of distributions
Class A	789,705	$4,411,551	1,563,939	$8,988,442
Class B	66,794	373,181	156,996	902,995
Class C	58,655	328,720	104,801	604,267
	915,154	$5,113,452	1,825,736	$10,495,704

Shares reacquired
Class A	(8,126,485)	$(45,333,129)	(11,372,836)	$(65,227,714)
Class B	(956,369)	(5,328,201)	(2,801,462)	(16,132,561)
Class C	(261,789)	(1,456,790)	(1,215,145)	(7,025,959)
	(9,344,643)	$(52,118,120)	(15,389,443)	$(88,386,234)

Net change
Class A	(2,060,564)	$(11,602,161)	(1,381,239)	$(7,732,478)
Class B	(776,389)	(4,327,133)	(2,393,244)	(13,792,939)
Class C	421,114	2,374,108	(172,338)	(1,015,112)
	(2,415,839)	$(13,555,186)	(3,946,821)	$(22,540,529)

	Florida Fund				Georgia Fund

	Six months ended 9/30/08		Year ended 3/31/08		Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	423,098	$4,053,970	384,575	$3,804,683	559,881	$5,984,852	329,946	$3,530,335
Class B	34,605	330,903	34,879	343,904	12,147	129,572	20,684	222,024
	457,703	$4,384,873	419,454	$4,148,587	572,028	$6,114,424	350,630	$3,752,359

Shares issued to shareholders in reinvestment of distributions
Class A	58,107	$559,212	129,770	$1,285,028	60,887	$649,997	121,134	$1,297,447
Class B	5,718	55,060	15,409	152,671	5,912	63,358	14,650	157,497
	63,825	$614,272	145,179	$1,437,699	66,799	$713,355	135,784	$1,454,944

Shares reacquired
Class A	(426,222)	$(4,099,263)	(1,478,169)	$(14,612,305)	(187,051)	$(1,996,905)	(513,295)	$(5,486,709)
Class B	(172,296)	(1,660,639)	(354,133)	(3,514,495)	(57,769)	(615,472)	(152,709)	(1,641,560)
	(598,518)	$(5,759,902)	(1,832,302)	$(18,126,800)	(244,820)	$(2,612,377)	(666,004)	$(7,128,269)

Net change
Class A	54,983	$513,919	(963,824)	$(9,522,594)	433,717	$4,637,944	(62,215)	$(658,927)
Class B	(131,973)	(1,274,676)	(303,845)	(3,017,920)	(39,710)	(422,542)	(117,375)	(1,262,039)
	(76,990)	$(760,757)	(1,267,669)	$(12,540,514)	394,007	$4,215,402	(179,590)	$(1,920,966)

66

Notes to Financial Statements (unaudited) – continued

	Maryland Fund				Massachusetts Fund

	Six months ended 9/30/08		Year ended 3/31/08		Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	454,040	$4,907,149	735,024	$8,138,965	923,045	$10,023,349	2,277,879	$25,272,437
Class B	11,403	120,927	25,216	279,696	40,899	444,095	74,745	829,213
	465,443	$5,028,076	760,240	$8,418,661	963,944	$10,467,444	2,352,624	$26,101,650

Shares issued to shareholders in reinvestment of distributions
Class A	130,903	$1,419,114	274,144	$3,039,655	203,898	$2,222,656	429,774	$4,768,020
Class B	10,670	115,621	25,978	288,053	23,258	254,005	61,212	680,590
	141,573	$1,534,735	300,122	$3,327,708	227,156	$2,476,661	490,986	$5,448,610

Shares reacquired
Class A	(539,552)	$(5,862,069)	(1,826,013)	$(20,251,193)	(762,484)	$(8,298,093)	(2,121,192)	$(23,539,832)
Class B	(110,527)	(1,198,824)	(391,057)	(4,333,232)	(346,877)	(3,774,052)	(696,230)	(7,733,519)
	(650,079)	$(7,060,893)	(2,217,070)	$(24,584,425)	(1,109,361)	$(12,072,145)	(2,817,422)	$(31,273,351)

Net change
Class A	45,391	$464,194	(816,845)	$(9,072,573)	364,459	$3,947,912	586,461	$6,500,625
Class B	(88,454)	(962,276)	(339,863)	(3,765,483)	(282,720)	(3,075,952)	(560,273)	(6,223,716)
	(43,063)	$(498,082)	(1,156,708)	$(12,838,056)	81,739	$871,960	26,188	$276,909

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2008, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$199	$351	$977	$141	$138	$307	$505
Interest Expense	—	—	—	—	—	—	—

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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”).

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The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above for the Funds, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to each Fund will expire on February 28, 2009. At the time MFS entered into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reductions without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed to amend each Fund’s investment advisory agreement. As a result, each Fund’s investment advisory fee rate will be 0.45% of such Fund’s average daily net assets. In addition, effective August 1, 2008, MFS will observe an expense limitation for each of MFS Alabama Municipal Bond Fund, MFS Georgia Municipal Bond Fund and MFS Maryland Municipal Bond Fund, which may not be modified by MFS without the consent of the Board.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Class A shares of the MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund, effective March 1, 2009.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

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In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2007, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2007 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS Florida Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees

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concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

71

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

72

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

eDelivery

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. **To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery.** If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS®
INVESTMENT MANAGEMENT

M F S
INVESTMENT MANAGEMENT

9/30/08 Semiannual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 14, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.0%
Healthcare Revenue – Hospitals	14.3%
Water & Sewer Utility Revenue	13.4%
Universities – Colleges	12.9%
General Obligations – General Purpose	11.4%

Credit quality of bonds (r)
AAA	27.4%
AA	31.7%
A	25.6%
BBB	12.0%
B	0.1%
Not Rated	3.2%

Portfolio facts
Average Duration (d)(i)	7.2
Average Life (i)(m)	12.9 yrs.
Average Maturity (i)(m)	16.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	15.7%
Water & Sewer Utility Revenue	12.4%
Transportation – Special Tax	10.8%
Universities – Colleges	8.2%
Healthcare Revenue – Hospitals	7.9%

Credit quality of bonds (r)
AAA	14.3%
AA	47.6%
A	25.1%
BBB	8.3%
BB	1.3%
B	0.8%
CCC (o)	0.0%
Not Rated	2.6%

Portfolio facts
Average Duration (d)(i)	7.9
Average Life (i)(m)	15.8 yrs.
Average Maturity (i)(m)	16.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.7%
Healthcare Revenue – Hospitals	16.8%
Utilities – Municipal owned	15.6%
Water & Sewer Utility Revenue	10.8%
State & Agency – Other	7.0%

Credit quality of bonds (r)
AAA	25.4%
AA	46.8%
A	13.8%
BBB	8.7%
Not Rated	5.3%

Portfolio facts
Average Duration (d)(i)	7.5
Average Life (i)(m)	13.5 yrs.
Average Maturity (i)(m)	15.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	17.5%
Healthcare Revenue – Hospitals	15.2%
Universities – Colleges	14.0%
General Obligations – General Purpose	9.8%
Water & Sewer Utility Revenue	9.6%

Credit quality of bonds (r)
AAA	22.9%
AA	25.3%
A	31.3%
BBB	16.6%
BB	0.8%
B	0.6%
Not Rated	2.5%

Portfolio facts
Average Duration (d)(i)	8.3
Average Life (i)(m)	15.3 yrs.
Average Maturity (i)(m)	17.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.0%
Universities – Colleges	15.5%
Water & Sewer Utility Revenue	12.8%
General Obligations – Schools	9.3%
General Obligations – General Purpose	6.9%

Credit quality of bonds (r)
AAA	31.8%
AA	26.1%
A	24.0%
BBB	8.6%
B	0.7%
Not Rated	8.8%

Portfolio facts
Average Duration (d)(i)	8.4
Average Life (i)(m)	16.2 yrs.
Average Maturity (i)(m)	17.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.8%
Water & Sewer Utility Revenue	16.8%
Single Family Housing – State	11.5%
Utilities – Municipal owned	9.5%
General Obligations – Schools	8.1%

Credit quality of bonds (r)
AAA	27.8%
AA	42.8%
A	18.5%
BBB	8.4%
BB	0.3%
B	0.2%
Not Rated	2.0%

Portfolio facts
Average Duration (d)(i)	7.6
Average Life (i)(m)	14.3 yrs.
Average Maturity (i)(m)	17.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	22.5%
State & Local Agencies	14.7%
Healthcare Revenue – Hospitals	11.0%
General Obligations – Improvement	10.8%
Airport & Port Revenue	5.2%

Credit quality of bonds (r)
AAA	35.4%
AA	32.3%
A	18.4%
BBB	7.3%
BB	0.7%
B	1.3%
CCC	0.3%
Not Rated	4.3%

Portfolio facts
Average Duration (d)(i)	7.5
Average Life (i)(m)	14.2 yrs.
Average Maturity (i)(m)	16.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	20.6%
Universities – Colleges	18.9%
Water & Sewer Utility Revenue	14.3%
General Obligations – General Purpose	13.7%
Healthcare Revenue – Hospitals	8.7%

Credit quality of bonds (r)
AAA	13.0%
AA	28.0%
A	46.8%
BBB	7.2%
B	0.8%
Not Rated	4.2%

Portfolio facts
Average Duration (d)(i)	8.1
Average Life (i)(m)	15.2 yrs.
Average Maturity (i)(m)	16.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/08.

Percentages are based on net assets as of 9/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2008 through September 30, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.55%	$1,000.00	$971.74	$2.72
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
B	Actual	1.32%	$1,000.00	$969.08	$6.52
	Hypothetical (h)	1.32%	$1,000.00	$1,018.45	$6.68

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.70% and 1.47% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $3.46 and $7.25 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $3.55 and $7.44 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.78%	$1,000.00	$961.47	$3.84
	Hypothetical (h)	0.78%	$1,000.00	$1,021.16	$3.95
B	Actual	1.53%	$1,000.00	$957.66	$7.51
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74
C	Actual	1.53%	$1,000.00	$957.77	$7.51
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.93%, 1.68%, and 1.68% for A, B, and C classes, respectively; the actual expenses paid during the period would have been approximately $4.57, $8.24, and $8.24 for A, B, and C classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.71, $8.49, and $8.49 for A, B, and C classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.92%	$1,000.00	$975.73	$4.56
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
B	Actual	1.57%	$1,000.00	$972.46	$7.76
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94
C	Actual	1.57%	$1,000.00	$972.50	$7.76
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.97%, 1.72%, and 1.72% for A, B, and C classes, respectively; the actual expenses paid during the period would have been approximately $4.80, $8.50, and $8.50 for A, B, and C classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.91, $8.69, and $8.69 for A, B, and C classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.65%	$1,000.00	$962.02	$3.20
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
B	Actual	1.41%	$1,000.00	$958.53	$6.92
	Hypothetical (h)	1.41%	$1,000.00	$1,018.00	$7.13

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.80% and 1.56% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $3.93 and $7.65 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.05 and $7.89 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.95%	$1,000.00	$964.94	$4.68
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.60%	$1,000.00	$961.75	$7.87
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.00% and 1.75% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.92 and $8.60 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $5.06 and $8.85 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.81%	$1,000.00	$972.15	$4.00
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.46%	$1,000.00	$968.92	$7.21
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.86% and 1.61% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.25 and $7.94 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.36 and $8.14 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.92%	$1,000.00	$970.72	$4.55
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
B	Actual	1.57%	$1,000.00	$968.43	$7.75
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94
C	Actual	1.57%	$1,000.00	$968.43	$7.75
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.97%, 1.72%, and 1.72% for A, B, and C classes, respectively; the actual expenses paid during the period would have been approximately $4.79, $8.48, and $8.48 for A, B, and C classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.91, $8.69, and $8.69 for A, B, and C classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Expenses Paid During Period (p) 4/01/08-9/30/08
A	Actual	0.85%	$1,000.00	$955.35	$4.17
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.49%	$1,000.00	$952.21	$7.29
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.90% and 1.64% for A and B classes, respectively; the actual expenses paid during the period would have been approximately $4.41 and $8.02 for A and B classes, respectively; and the hypothetical expenses paid during the period would have been approximately $4.56 and $8.29 for A and B classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.5%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,347,772

General Obligations - General Purpose - 11.3%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$405,637
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)	345,000	375,374
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (c)	3,220,000	3,260,186
Hinds County, MS, MBIA, 6.25%, 2010	1,660,000	1,737,472
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,377,983
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	644,267
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	879,200
Puerto Rico Commonwealth, “A”, 5.5%, 2032	435,000	395,241
Puerto Rico Commonwealth, “A”, 5.375%, 2033	220,000	195,261
Puerto Rico Commonwealth, “A”, 6%, 2038	365,000	354,138
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	334,642
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	368,176
		$10,327,577
General Obligations - Improvement - 3.2%
Guam Government, “A”, 5.25%, 2037	$155,000	$124,533
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,039,140
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	250,000	205,315
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,500,000	1,554,435
		$2,923,423
General Obligations - Schools - 5.3%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$973,730
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,062,040
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	842,020
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	393,400
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,548,735
		$4,819,925

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 14.1%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$371,688
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,255,333
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	1,000,000	1,002,400
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	455,220
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,440,000	1,497,038
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	628,416
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	1,000,000	934,900
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,014,840
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), “A”, AMBAC, 5%, 2031	500,000	446,440
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	913,290
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	882,990
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,067,450
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	413,735
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	235,088
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	230,763
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	409,549
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	164,642
		$12,923,782
Industrial Revenue - Environmental Services - 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (a)	$250,000	$240,430

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$407,740
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	188,479
		$596,219
Industrial Revenue - Paper - 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$736,395
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),”A”, 4.4%, 2015	750,000	629,648
		$1,366,043
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$927,305

Multi-Family Housing Revenue - 0.1%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$131,403

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$720,000	$627,034

Single Family Housing - State - 4.0%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$155,000	$146,481
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	480,000	477,965
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	185,000	186,946
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	205,000	207,905
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	545,000	542,689
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	340,000	342,448
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	355,000	360,023
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	705,000	609,021
Mississippi Home Corp. Rev., Single Family Rev., “C-1”, GNMA, 4.7%, 2038	975,000	827,463
		$3,700,941
State & Local Agencies - 17.7%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$433,118
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,213,648
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	1,000,000	967,750
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	861,190

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	$1,400,000	$1,126,944
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	963,450
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	833,641
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA, 5.25%, 2015 (c)	1,110,000	1,213,030
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,002,420
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	842,880
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	659,265
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 5.875%, 2009 (c)	375,000	378,244
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 6.2%, 2009 (c)	400,000	402,720
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,576,842
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	795,378
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (c)	1,000,000	1,071,060
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,852,655
		$16,194,235
Tax - Other - 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$118,051

Tobacco - 0.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$220,000	$191,976
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	372,033
		$564,009
Transportation - Special Tax - 3.5%
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$1,000,000	$872,930
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,265,628
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	1,135,000	1,066,162
		$3,204,720

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 12.8%
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (a)	$500,000	$509,640
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,332,066
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	801,825
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,044,300
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	247,883
Mississippi Valley State University, Educational Building Corp. Rev., MBIA, 5.5%, 2010 (c)	890,000	898,473
University of Mississippi, Educational Building Corp. Rev. (Performing Arts Center), AMBAC, 5.25%, 2009 (c)	1,000,000	1,024,430
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,376,445
University of New Mexico, Educational Building Corp. Rev., “A”, FSA, 5%, 2036	905,000	838,338
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	687,525
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	928,450
		$11,689,375
Utilities - Municipal Owned - 5.8%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,014,150
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	1,000,000	825,920
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,069,994
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	945,551

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	$1,000,000	$915,360
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	548,893
		$5,319,868
Water & Sewer Utility Revenue - 13.2%
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	$1,000,000	$932,950
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	420,000	431,290
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	1,270,000	1,291,273
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,540,126
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)(f)	500,000	552,255
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,136,220
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	1,827,520
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	213,423
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	914,810
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,923,120
		$12,136,287
Total Investments (Identified Cost, $92,505,941)		$89,158,399

Other Assets, Less Liabilities - 2.7%		2,507,640
Net Assets - 100.0%		$91,666,039

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,640,406	Dec-08	$18,053

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 91.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.1%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$922,805
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	1,880,620
Port Authority NY & NJ (153rd Series), 5%, 2038	5,000,000	4,663,000
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	928,760
		$8,395,185
General Obligations - General Purpose - 4.6%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	$2,700,000	$2,675,754
New York, NY, “A”, 6%, 2010 (c)	990,000	1,055,350
New York, NY, “A-1”, 5.25%, 2028	1,000,000	961,770
New York, NY, “C-1”, 5.25%, 2025	1,000,000	970,540
New York, NY, “D-1”, 5.125%, 2028	1,000,000	942,980
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,007
New York, NY, “B”, 5.375%, 2010 (c)	210,000	222,564
New York, NY, “B”, 5.375%, 2017	1,040,000	1,058,314
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,378
Puerto Rico Commonwealth, “A”, 5.375%, 2033	495,000	439,337
Puerto Rico Commonwealth, “A”, 6%, 2038	845,000	819,853
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	339,636
		$9,501,483
General Obligations - Improvement - 0.2%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$140,192
Guam Government, “A”, 5.25%, 2037	290,000	232,998
		$373,190
General Obligations - Schools - 3.4%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,638,713
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,485,132
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	576,090
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	589,735
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	602,230
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	610,515
Washingtonville, NY, Central School District, FGIC, 7.35%, 2009	550,000	567,661
		$7,070,076
Healthcare Revenue - Hospitals - 7.8%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$948,860

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	$135,000	$129,233
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	475,000	420,000
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	325,000	325,215
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	371,230
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,565,000	1,394,994
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	583,376
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	885,190
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	250,000	273,740
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	672,683
New York Dormitory Authority Rev. (St. Vincents Hospital and Medical Center), BHAC, 5%, 2027	3,000,000	2,825,520
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,380,390
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	661,065
New York Dormitory Authority Rev., Non-State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	1,000,000	838,310
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	233,703
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	467,405
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	763,428
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	984,330
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	485,000	438,978
Saratoga County, NY, Industrial Development Agency, Civic Facilities Rev., 5.25%, 2032	500,000	425,915
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	918,530

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	$300,000	$287,448
		$16,229,543
Healthcare Revenue - Long Term Care - 0.8%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$319,108
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, 6.7%, 2043	300,000	282,741
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	357,299
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	430,080
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2013 (c)	300,000	337,080
		$1,726,308
Human Services - 0.7%
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$199,262
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	682,156
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	470,680
		$1,352,098
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$95,690
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	47,978
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	307,524
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	219,018
		$670,210
Industrial Revenue - Other - 2.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$5,180,000	$4,277,230
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	384,470
Onondaga County, NY, Industrial Development Agency Rev., Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	975,030

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$430,000	$385,934
		$6,022,664
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$430,149
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	648,305
		$1,078,454
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$500,000	$173,985

Miscellaneous Revenue - Other - 0.5%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$962,250

Multi-Family Housing Revenue - 1.4%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$820,000	$671,719
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,766,780
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	431,325
		$2,869,824
Sales & Excise Tax Revenue - 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$506,799
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	870,880
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	487,787
		$1,865,466
Single Family Housing - State - 1.8%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$1,814,820
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	392,610
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,409,610
		$3,617,040
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	$850,000	$789,378

State & Agency - Other - 3.0%
New York Dormitory Authority Rev. (City University), AMBAC, 5.75%, 2018	$800,000	$882,272

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
New York Dormitory Authority Rev. (Pace University), MBIA, 6%, 2010 (c)	$1,700,000	$1,815,940
New York Dormitory Authority Rev. (State University), 5.375%, 2010 (c)	1,500,000	1,584,240
New York Dormitory Authority Rev. (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,079,781
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	740,561
		$6,102,794
State & Local Agencies - 15.5%
New York Dormitory Authority Rev. Non-State Supported Debt, 5%, 2032	$2,000,000	$1,820,440
New York Dormitory Authority Rev. State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,500
New York Dormitory Authority Rev. State Supported Debt, FSA, 5.25%, 2030	25,000	24,147
New York Dormitory Authority Rev. State Supported Debt, 5%, 2035	2,000,000	1,793,840
New York Dormitory Authority Rev. State Supported Debt, “A”, 5%, 2022	1,500,000	1,452,075
New York Dormitory Authority Rev. State Supported Debt, “A”, 5%, 2033	2,000,000	1,813,960
New York Dormitory Authority Rev. State Supported Debt, “B”, 5%, 2022	4,000,000	3,802,000
New York Dormitory Authority Rev. (City University), “A”, 5.625%, 2016	2,450,000	2,624,367
New York Dormitory Authority Rev. (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,649,300
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,779,063
New York Dormitory Authority Rev. (State University), 5.875%, 2017	1,130,000	1,225,914
New York Dormitory Authority Rev., Mental Health Services Facilities Improvement, “B”, MBIA, 5.25%, 2011 (c)	785,000	835,813
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,222
New York Dormitory Authority Rev., Mental Health Services, “B”, MBIA, 5.25%, 2011 (c)	385,000	409,921
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,750
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	36,750
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	105,000	111,797
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, MBIA, 5.25%, 2031	725,000	685,314
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,000,740
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009	5,000,000	4,953,750
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,967,140
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,049,720
		$32,088,523

Issuer	Shares/Par	Value ($)

Tax - Other - 2.8%
Hudson Yards Infrastructure Corp Rev., “A”, 5%, 2047	$3,000,000	$2,592,090
Hudson Yards Infrastructure Corp., “A”, FSA, 5%, 2047	2,500,000	2,260,525
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	961,140
		$5,813,755
Tobacco - 1.2%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$425,180
New York County Tobacco Trust II, 5.625%, 2035	800,000	724,840
Suffolk Tobacco Asset Securitization Corp. Settlement, “B”, 6%, 2048	1,000,000	927,810
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	395,000
		$2,472,830
Toll Roads - 4.0%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$5,000,000	$5,146,900
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	1,864,640
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	1,000,000	1,053,720
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	290,935
		$8,356,195
Transportation - Special Tax - 10.6%
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	$2,000,000	$2,099,320
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,374,625
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,376,220
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,765,280
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	3,500,000	3,076,185
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	1,900,000	1,580,800
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)	750,000	828,473
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	877,421
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,194
New York Thruway Authority, General Rev., Highway & Bridges, “B”, 5%, 2021	4,000,000	3,996,320
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,106,260
Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	1,700,000	1,821,516
		$21,923,614

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 8.1%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$828,150
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,104,210
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	541,825
New York Dormitory Authority Rev. (Cornell University), “A”, 5%, 2035	1,500,000	1,415,490
New York Dormitory Authority Rev. (Fordham University), “B”, ASSD GTY, 5%, 2038	3,000,000	2,747,880
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	2,797,920
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	300,000	308,739
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034	1,000,000	975,490
New York Dormitory Authority Rev. Non State Supported Debt, 5.25%, 2048	1,000,000	950,460
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021	750,000	755,318
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	1,842,960
Seneca County, NY, Industrial Development Agency Rev., Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	432,565
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	1,972,618
		$16,673,625
Universities - Dormitories - 0.4%
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	$1,000,000	$913,990

Utilities - Investor Owned - 0.7%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,502,670

Utilities - Municipal Owned - 3.0%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,011,490
Long Island Power Authority, NY, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	438,632
Long Island Power Authority, NY, Electrical Systems Rev., “C”, 5%, 2035	2,000,000	1,739,720
New York Power Authority Rev., 5.25%, 2040	3,000,000	2,900,460
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	195,242
		$6,285,544

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 12.2%
Great Neck North, NY, Water Authority Rev., 5%, 2038	$1,000,000	$940,040
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	990,729
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025	1,500,000	1,473,240
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029	2,000,000	1,917,700
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,274,193
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	184,762
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	70,000	70,137
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	25,000	25,053
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	997,873
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,177,384
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,019,261
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	957,620
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	3,000,000	2,634,450
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,846,100
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,865,360
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	816,973
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,863,580
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,443,450
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	656,723
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,104,490
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	1,200,000	1,089,108
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	660,000	699,923
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	251,812
		$25,299,961
Total Investments (Identified Cost, $199,244,548)		$190,130,655

Other Assets, Less Liabilities - 8.1%		16,769,737
Net Assets - 100.0%		$206,900,392

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	105	$12,303,047	Dec-08	$106,273

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,345,151
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	2,000,000	1,822,900
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	4,032,060
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	1,002,270
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,760,353
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,752,731
		$14,715,465
General Obligations - General Purpose - 1.6%
Charlotte, NC, 5.5%, 2010 (c)(f)	$3,100,000	$3,313,993
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	670,041
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	904,032
		$4,888,066
General Obligations - Improvement - 1.5%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,550,532

General Obligations - Schools - 4.1%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,866,696
Cumberland County, NC, 5.8%, 2010 (c)	4,400,000	4,686,880
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,126,320
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,448,274
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,313,458
		$12,441,628
Healthcare Revenue - Hospitals - 16.4%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,605,460
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,203,636
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	792,743
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	869,000
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,359,392
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	838,350

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, MBIA, 0%, 2009 (c)	$1,800,000	$1,753,488
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	6,225,000
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,406,130
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	1,138,273
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	1,896,640
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2014 (c)	2,000,000	2,185,500
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,643,681
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,500,000	3,395,875
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	1,500,000	1,412,220
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,057,582
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	2,893,171
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	809,730
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	821,119
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	530,786
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,055,000	1,065,708
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	911,090
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	1,315,000	1,194,322
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,262,093
		$50,270,989

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,111,800
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), “A”, 5%, 2023	1,000,000	865,810
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	897,744
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	568,215
		$3,443,569
Human Services - 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,170,263

Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$771,867

Industrial Revenue - Paper - 0.6%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$1,841,920

Multi-Family Housing Revenue - 2.6%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,529,460
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,535,680
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,216,860
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	927,110
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,014,597
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	882,100
		$8,105,807
Single Family Housing - State - 5.4%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$405,000	$329,650
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,340,000	1,977,698
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,040,000	1,580,490
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,645,491
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,885,000	1,886,998

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	$2,000,000	$1,681,060
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,990,000	1,955,394
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	475,000	475,276
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,145,000	1,091,254
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	195,678
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	720,000	720,166
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,340,000	1,294,118
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	2,000,000	1,546,560
		$16,379,833
State & Agency - Other - 6.9%
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	$1,000,000	$1,059,420
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,508,745
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,038,613
Charlotte, NC Certificates of Participation (Transit Projects), 5%, 2033	3,000,000	2,772,660
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008	3,000,000	2,982,750
Charlotte, NC, Certificates of Participation (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,175,740
Charlotte, NC, Certificates of Participation (Transit Projects), “E”, 5%, 2035	1,990,000	1,826,462
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	1,225,000	1,312,330
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015	1,020,000	1,082,261
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024	350,000	340,697
		$21,099,678
State & Local Agencies - 4.4%
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment), 5.25%, 2013 (c)	$1,230,000	$1,334,907
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,059,420
Mooresville, NC, Certificates of Participation, 5%, 2032	2,000,000	1,795,240
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	3,000,000	3,204,390
Rutherford County, NC, Certificates of Participation (Rutherford County School), AMBAC, 5%, 2023	840,000	809,869
Wilmington, NC, Certificates of Participation, “A”, 5%, 2038	2,650,000	2,393,295
Winston Salem, NC, Certificates of Participation, “C”, 5%, 2011 (c)	2,575,000	2,717,166
		$13,314,287

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - 0.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,007,110
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,498,068
		$2,505,178
Tobacco - 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$1,675,000	$1,461,639
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	73,440
		$1,535,079
Transportation - Special Tax - 5.0%
Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (u)	$10,850,000	$11,695,215
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	1,930,000	1,789,071
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	1,715,000	1,678,471
		$15,162,757
Universities - Colleges - 17.3%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,427,904
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	888,300
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,471,690
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,156,480
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,255,735
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,525,746
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,572,110
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	506,262
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	281,484
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,721,578
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	1,500,000	1,447,680
North Carolina Capital Facilities, Finance Prerefunded (Duke University) “A”, 5.125%, 2011 (c)	4,050,000	4,309,079
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	907,146

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	$2,180,000	$2,084,647
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	1,926,080
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	2,818,860
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	1,750,000	1,609,458
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,869,389
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	1,180,000	1,054,259
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	1,906,320
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	4,476,750
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,385,876
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,605,179
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,681,856
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	2,954,634
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,028,673
		$52,873,175
Utilities - Investor Owned - 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,526,875

Utilities - Municipal Owned - 15.4%
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	$14,245,000	$15,125,341
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 7.5%, 2010	3,005,000	3,110,776
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,595,000	2,711,438
North Carolina Eastern Municipal Power Agency, “A”, ETM, 5%, 2017 (c)	3,120,000	3,281,959
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,295,000
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,033,050
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,313,400
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2020 (u)	6,000,000	6,141,420
		$47,012,384

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 10.7%
Asheville, NC, Water & Sewer Systems Rev., MBIA, 5%, 2032	$1,000,000	$930,510
Cary, NC, Combined Enterprise Systems Rev., 5%, 2011 (c)	1,000,000	1,063,580
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,394,682
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,476,734
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)	3,075,000	3,270,170
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,741,641
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,639,138
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,750,000	1,870,750
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,490,000	1,592,810
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,041,391
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,204,059

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	$2,400,000	$2,159,784
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	670,376
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	1,893,320
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	958,800
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)	385,000	413,821
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2031	4,000,000	3,808,240
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,515,296
		$32,645,102
Total Investments (Identified Cost, $316,142,053)		$308,254,454

Other Assets, Less Liabilities - (0.8)%		(2,375,844)
Net Assets - 100.0%		$305,878,610

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	67	$7,850,516	Dec-08	$208,656

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.8%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$1,023,030
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	498,185
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023	500,000	459,870
		$1,981,085
General Obligations - General Purpose - 9.7%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$290,481
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	295,003
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	286,622
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,042,968
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	448,215
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	445,125
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	539,225
Luzerne County, PA, “A”, FSA, 5%, 2027	1,000,000	940,610
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	510,765
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	89,890
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	420,872
Philadelphia, PA, Office of City Treasurer, “A”, FSA, 5.25%, 2032	2,000,000	1,774,824
Puerto Rico Commonwealth, “A”, 5.375%, 2033	250,000	221,888
Puerto Rico Commonwealth, “A”, 6%, 2038	425,000	412,352
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	449,519
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,054,620
State of Pennsylvania, 6.25%, 2010	300,000	318,648
		$10,541,627
General Obligations - Improvement - 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$515,455

General Obligations - Schools - 17.2%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$950,120
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	280,186
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	163,772
Daniel Boone, PA, School District, 5%, 2032	500,000	454,945
Exeter Township, PA, School District, FGIC, 5%, 2025	1,000,000	926,460

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	$750,000	$784,358
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	974,550
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	1,740,000	1,570,855
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	564,158
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	580,346
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	850,570
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	53,324
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,064,999
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	294,392
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	222,629
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	524,315
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	533,225
Reading, PA, School District, FSA, 5%, 2035	2,240,000	2,047,629
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,239,232
South Park, PA, School District, FGIC, 5%, 2019	750,000	752,100
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	451,205
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	2,000,000	1,862,600
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,535,639
		$18,681,609
Healthcare Revenue - Hospitals - 15.0%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$707,940
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	591,075
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	499,975
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	500,000	505,200

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$150,000	$172,773
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	351,925
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	57,591
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	367,390
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	695,925
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	545,080
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	186,276
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	313,765
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	324,975
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	1,000,000	848,550
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	281,865
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	525,066
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	652,716
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	513,580
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	575,000	575,794
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	836,415
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	213,123
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	203,723
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	370,164
Northampton County, PA, General Purpose Authority Hospital Rev., (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	434,250
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	105,254
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	668,610
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	60,000	62,650

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	$1,000,000	$825,290
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	751,220
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	1,000,000	777,110
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	421,263
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	108,542
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	528,842
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)	110,000	115,610
St. Mary’s Hospital Authority, PA, Health Systems Rev. (Catholic Health East), “B”, 5.375%, 2014 (c)	750,000	814,328
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	324,786
		$16,278,641
Healthcare Revenue - Long Term Care - 2.1%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$238,125
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	250,000	232,138
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	226,768
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	468,510
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	110,000	127,553
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	40,000	46,383
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	250,000	229,390
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	475,070
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	208,843
		$2,252,780
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$145,790

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Environmental Services - 0.9%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$507,502
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018 (a)	500,000	500,965
		$1,008,467
Industrial Revenue - Other - 1.5%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$300,000	$305,343
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	147,545
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	891,140
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	242,330
		$1,586,358
Industrial Revenue - Paper - 0.6%
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	$650,000	$635,863

Parking - 1.4%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,028,640
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	528,955
		$1,557,595
Sales & Excise Tax Revenue - 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$509,810

Single Family Housing - Local - 0.9%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$318,735
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	890,000	716,886
		$1,035,621
Single Family Housing - State - 7.7%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$574,013
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,292,853
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	694,523
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	315,000	313,655

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	$440,000	$435,490
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	1,000,000	869,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	956,440
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	910,471
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	630,000	630,561
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	416,580
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	796,190
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	424,165
		$8,314,451
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$267,870

State & Local Agencies - 4.3%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$800,000	$839,576
Delaware Valley, PA, Regional Finance Authority, “B”, AMBAC, 1.7%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.025%, 2018 (p)	100,000	109,894
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	210,000	209,819
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,070,170
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	805,290
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	476,715
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	1,000,000	1,071,060
		$4,632,524
Student Loan Revenue - 1.3%
Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026	$1,500,000	$1,413,270

Tax - Other - 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$512,240
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	118,051
		$630,291
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$199,263

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 0.3%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$295,000	$257,423
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	120,000	111,540
		$368,963
Toll Roads - 1.1%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$264,868
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	907,090
		$1,171,958
Transportation - Special Tax - 2.5%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$500,000	$512,865
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	1,775,000	1,668,021
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	508,505
		$2,689,391
Universities - Colleges - 13.8%
Allegheny County, PA, (Chatham College), 5.95%, 2032	$335,000	$327,533
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	438,125
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	907,810
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 6%, 2038	250,000	225,408
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	567,378
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	917,830
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	692,918
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	440,330
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	452,565
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	140,000	134,838
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	445,495
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	728,250
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	234,758
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	423,470

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	$500,000	$462,895
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2037	1,530,000	1,366,428
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	314,946
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	498,260
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	267,696
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	249,813
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010 (c)	500,000	531,020
Pennsylvania State University, “A”, 5%, 2029	1,000,000	952,590
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	855,180
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	891,480
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,018,000
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	602,265
		$14,947,281
Universities - Secondary Schools - 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$579,246

Utilities - Cogeneration - 0.2%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$75,000	$76,047
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	93,521
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	100,000	99,884
		$269,452
Utilities - Municipal Owned - 1.4%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)(f)	$1,000,000	$1,033,660

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	$500,000	$535,310
		$1,568,970
Water & Sewer Utility Revenue - 9.4%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$801,645
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	914,830
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	462,545
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	885,890
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	755,280
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	940,470
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	416,940

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$961,560
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	703,382
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,520,112
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,349,160
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	505,280
		$10,217,094
Total Investments (Identified Cost, $110,319,935)		$104,000,725

Other Assets, Less Liabilities - 4.3%		4,633,840
Net Assets - 100.0%		$108,634,565

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	35	$4,101,016	Dec-08	$67,924

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.0%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$604,075
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,315,169
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	942,549
		$2,861,793
General Obligations - General Purpose - 6.8%
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	$4,000,000	$4,182,599
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	993,469
Horry County, SC, 4.5%, 2028	850,000	757,333
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	951,536
Puerto Rico Commonwealth, “A”, 5.5%, 2032	705,000	640,563
Puerto Rico Commonwealth, “A”, 5.375%, 2033	345,000	306,205
Puerto Rico Commonwealth, “A”, 6%, 2038	560,000	543,334
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	337,210
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2009 (c)	1,000,000	1,024,110
		$9,736,359
General Obligations - Improvement - 1.4%
Guam Government, “A”, 5.25%, 2037	$280,000	$224,963
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,700,000	1,768,612
		$1,993,575
General Obligations - Schools - 9.3%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,540,301
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	830,570
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	2,954,460
Darlington County, SC, School District, FSA, 5%, 2027	1,520,000	1,463,274
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,087,929
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,083,231
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,768,095
York County, SC, School District, 5%, 2030	1,570,000	1,504,233
		$13,232,093
Healthcare Revenue - Hospitals - 17.6%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,452,450

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5%, 2031	$2,000,000	$1,749,020
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	2,000,000	1,803,280
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,579,792
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,003,270
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	273,538
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	273,538
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,231,815
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,092,280
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	283,603
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	902,108
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,027,980
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,374,120
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	958,060
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	679,823
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	720,878
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	2,000,000	1,714,440
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	829,990
Spartanburg County, SC, Health Service Rev., “A”, FSA, 4.5%, 2027	1,000,000	846,540
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,528,256
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	805,382
		$25,130,163

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 1.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,170,000	$1,094,090
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	402,445
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	400,000	306,456
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	316,152
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	351,300
		$2,470,443
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$834,010

Industrial Revenue - Other - 1.0%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,138,010
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	345,545
		$1,483,555
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$864,430

Miscellaneous Revenue - Entertainment & Tourism - 1.3%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	$570,000	$576,840
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	599,635
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	631,972
		$1,808,447
Multi-Family Housing Revenue - 1.3%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$809,650
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	986,803
		$1,796,453
Sales & Excise Tax Revenue - 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$640,097

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 4.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$690,000	$689,434
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	960,000	807,485
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	876,270
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	370,085
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,518,506
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	819,830
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,129,290
		$6,210,900
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$864,890

State & Local Agencies - 5.2%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,028,400
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019	2,600,000	2,712,398
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	2,750,000	2,945,415
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	680,856
		$7,367,069
Tax - Other - 5.7%
Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)(u)	$4,000,000	$4,226,680
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	3,500,000	3,684,415
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	157,401
		$8,068,496
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$500,000	$361,420

Tobacco - 0.7%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	$1,000,000	$1,072,830

Transportation - Special Tax - 4.2%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$482,610
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	1,800,200
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,448,340

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	$2,500,000	$2,201,125
		$5,932,275
Universities - Colleges - 15.2%
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)	$1,250,000	$1,290,488
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	800,000	722,000
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,318,457
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,359,905
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	879,580
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,247,204
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,000,000
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,791,760
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	935,350
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,345,000	1,182,430
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	991,290
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,635,611
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	3,665,000	3,443,524
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	1,875,000	1,790,869
		$21,588,468
Utilities - Investor Owned - 1.3%
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	$2,000,000	$1,851,480

Utilities - Municipal Owned - 5.9%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,869
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)(f)	1,000,000	1,065,550
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	171,192
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	2,720,358

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	$530,000	$467,969
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	209,314
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	1,823,360
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	464,406
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,448,865
		$8,446,883
Water & Sewer Utility Revenue - 12.7%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$950,560
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	1,870,920
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	861,150
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,066,770
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,091,580
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	978,445
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	597,267
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	931,680
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	830,236
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,728,180
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,923,120
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	506,670
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,194,250
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	626,805
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	485,822
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,397,128
		$18,040,583
Total Investments (Identified Cost, $149,076,357)		$142,656,712

Other Assets, Less Liabilities - (0.1)%		(199,012)
Net Assets - 100.0%		$142,457,700

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	33	$3,866,672	Dec-08	$65,752

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.4%

Issuer	Shares/Par	Value ($)

Airport and Port Revenue - 1.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,369,559

General Obligations - General Purpose - 5.8%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,303,950
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	710,433
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	1,937,380
Puerto Rico Commonwealth, “A”, 5.375%, 2033	270,000	239,639
Puerto Rico Commonwealth, “A”, 6%, 2038	455,000	441,459
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	479,486
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	522,412
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	948,250
		$6,583,009
General Obligations - Improvement - 0.1%
Guam Government, “A”, 5.25%, 2037	$215,000	$172,740

General Obligations - Schools - 8.0%
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)	$455,000	$462,671
Gibson County, TN, School District, MBIA, 5.75%, 2016	190,000	191,993
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)	1,980,000	2,064,249
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,511,404
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,100,820
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,155,451
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,655,435
		$9,142,023
Healthcare Revenue - Hospitals - 16.6%
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	$600,000	$503,166
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	860,000	766,578
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.5%, 2033	1,000,000	879,820
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	1,500,000	1,523,265

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	$400,000	$342,244
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	302,079
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	900,250
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	586,680
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (East Tennessee Children’s Hospital), 5.75%, 2033	450,000	395,199
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,462,648
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	836,370
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)(f)	545,000	579,166
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	449,331
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	696,588
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	440,780
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,089,100
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,422,480
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	417,953
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Judes Children’s Research), 5.5%, 2009 (c)	1,750,000	1,824,778
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	512,604
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	804,560

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	$225,000	$205,803
		$18,941,442
Healthcare Revenue - Long Term Care - 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$414,675
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	219,473
		$634,148
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$287,206

Miscellaneous Revenue - Entertainment & Tourism - 3.5%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,146,040
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,800,797
		$3,946,837
Miscellaneous Revenue - Other - 0.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$825,000	$827,607

Multi-Family Housing Revenue - 2.8%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$385,000	$387,576
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	976,500
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (a)	1,000,000	878,770
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	500,015
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,028
		$3,228,889
Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$7,755,000	$347,346
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	457,212
		$804,558

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 11.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,350,000	$2,370,657
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	597,347
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	609,286
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	524,084
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	626,837
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	757,656
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,925,000	1,650,033
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	621,706
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	585,111
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	865,000	862,050
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	1,832,780
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	1,000,000	900,570
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,170,000	1,099,601
		$13,037,718
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$923,930

State & Local Agencies - 6.3%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,034,970
Metropolitan Government of Nashville & Davidson County, TN, “A”, FSA, 5.25%, 2022	1,000,000	1,021,000
Tennessee School Board Authority, “C”, FSA, 5%, 2032	2,000,000	1,914,500
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)	3,000,000	3,219,930
		$7,190,400
Tax - Other - 0.6%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$732,511

Tobacco - 0.9%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$372,033
Tobacco Settlement Financing Corp., 5%, 2031	750,000	609,810
		$981,843
Transportation - Special Tax - 1.9%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$1,005,000	$942,951

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$602,537
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	587,220
		$2,132,708
Universities - Colleges - 5.6%
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	$1,000,000	$1,001,790
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,750,000	3,721,013
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,699,120
		$6,421,923
Utilities - Municipal Owned - 9.4%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$2,000,000	$1,883,220
Elizabethton, TN, Electric System Rev., MBIA, 4.5%, 2027	1,000,000	842,260
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	920,690
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)	1,255,000	1,284,894
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	2,881,266
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,515,450
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,438,440
		$10,766,220
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$1,200,000	$934,488

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 16.5%
Gallatin, TN, Water & Sewer Rev., ASSD GTY, 5%, 2033	$1,000,000	$918,200
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,436,970
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	2,846,850
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	935,210
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	929,870
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	865,260
Knoxville, TN, Waste Water System Rev., “A”, MBIA, 5%, 2037	2,620,000	2,464,817
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	961,560
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	735,148
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	713,659
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,000,000	2,176,100
White House Utility District, TN, “Y”, FSA, 5%, 2011 (c)	380,000	398,217
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	422,003
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,043,580
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2012 (c)	1,500,000	1,588,680
		$18,809,424
Total Investments (Identified Cost, $112,761,261)		$107,869,183

Other Assets, Less Liabilities - 5.6%		6,389,488
Net Assets - 100.0%		$114,258,671

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	25	$2,929,297	Dec-08	$77,881

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.1%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$874,279
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	604,396
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,233,242
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,497,380
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,336,755
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,781,430
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	2,764,110
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,457,630
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	639,137
		$14,188,359
General Obligations - General Purpose - 3.0%
Newport News, VA, Economic Development, “A”, 5%, 2031	$1,595,000	$1,508,806
Puerto Rico Commonwealth, “A”, 5.375%, 2033	645,000	572,470
Puerto Rico Commonwealth, “A”, 6%, 2038	1,070,000	1,038,157
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	670,041
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	839,101
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	915,464
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	2,803,388
		$8,347,427
General Obligations - Improvement - 10.7%
Arlington County, VA, 4.5%, 2028	$255,000	$225,078
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	1,985,367
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,113,211
Guam Government, “A”, 5.25%, 2037	540,000	433,858
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,493,692
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,706,722
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,872,736
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	2,210,000	2,299,196
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,230,000	1,274,637
Richmond, VA, “A”, FSA, 5.125%, 2010	5,000,000	5,218,200
Richmond, VA, “B”, 0%, 2009	5,175,000	5,127,804
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,982,629
		$29,733,130

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 10.9%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,632,380
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,781,844
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	804,840
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,710,100
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	632,580
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	92,806
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,747,725
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,630,080
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	1,849,593
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,103,910
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	146,586
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	3,063,000
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,557,911
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,965,000	2,075,983
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	905,410
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017 (c)	3,000,000	3,382,770
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	471,060
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,612,080
		$30,200,658
Healthcare Revenue - Long Term Care - 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$672,773

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	$200,000	$223,478
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	529,018
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	1,000,000	739,480
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	780,950
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	634,860
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	606,188
		$4,186,747
Industrial Revenue - Environmental Services - 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	$1,500,000	$1,497,210
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,666,998
		$3,164,208
Industrial Revenue - Other - 1.3%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,840
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	920,920
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	673,140
		$3,598,900
Industrial Revenue - Paper - 0.8%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$733,980
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	740,000	616,161
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	1,750,000	898,065
		$2,248,206
Miscellaneous Revenue - Other - 1.0%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$2,754,900

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 4.5%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,480,000	$3,491,728
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	2,859,750
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,345,269
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	1,972,240
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	3,000,000	2,960,130
		$12,629,117
Parking - 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,641,622

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$1,859,329

Single Family Housing - State - 4.4%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$3,000,000	$2,488,080
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,643,620
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,060,247
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,044,409
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,107,445
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,385,327
Virginia Housing Development Authority Commonwealth, “A”, 4.4%, 2015	1,000,000	884,940
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,553,260
		$12,167,328
State & Agency - Other - 1.8%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,402,924
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,515,705
		$4,918,629
State & Local Agencies - 14.5%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,868,888
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	948,640
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,031,864

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	$2,000,000	$2,022,600
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,315,600
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	959,150
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	950,890
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,650,000	1,737,780
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,750,000	1,843,100
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,627,951
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	1,853,220
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,079,520
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,168,000
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	447,040
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,080,100
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2017	1,120,000	1,209,712
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,069,610
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	962,380
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,511,865
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	4,000,000	4,284,240
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016	1,000,000	1,068,130
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,557,840
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,401,611
Virginia College Building Authority, Educational facilities Rev., 4.5%, 2032	1,550,000	1,330,722
		$40,330,453
Tax - Other - 1.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,732,960

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$1,000,000	$907,110
		$4,640,070
Tobacco - 1.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	$2,000,000	$42,220
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	460,000	427,570
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,081,990
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	2,932,248
		$4,484,028
Transportation - Special Tax - 1.3%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$2,685,000	$2,519,228
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	1,210,000	1,052,627
		$3,571,855
Universities - Colleges - 3.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,517,757
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett University), 6%, 2022	500,000	473,075
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,619,791
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,744,880
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,061,120
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,813,849
		$9,230,472
Utilities - Investor Owned - 1.2%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$2,629,500
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	724,486
		$3,353,986
Utilities - Municipal Owned - 5.0%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$269,201
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,037,857
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)	5,000,000	5,315,350

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	$5,000,000	$5,299,000
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	937,440
		$13,858,848
Water & Sewer Utility Revenue - 22.0%
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	$1,000,000	$1,075,940
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	1,000,000	1,075,940
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	1,930,320
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,190,836
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	3,750,000	3,498,563
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	1,881,680
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,197,726
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	2,955,708
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,499,560
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,884,680
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	60,000	62,200
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,444,229
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,282,425
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,319,370
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,231,630
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	1,851,620
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,050,210
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,800,961

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority Rev., 5%, 2023 (u)	$3,040,000	$3,011,302
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	4,818,899
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,369,603
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,197,743
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,933,893
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	2,786,850
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,604,855
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	369,950
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	665,910
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	710,490
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	764,315
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	753,550
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	807,375
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	237,514
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	93,083
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	245,770
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,388,614
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	1,900,911
		$61,267,525
Total Investments (Identified Cost, $285,200,004)		$272,375,797

Other Assets, Less Liabilities - 2.0%		5,626,775
Net Assets - 100.0%		$278,002,572

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	60	$7,030,313	Dec-08	$115,533

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/08 (unaudited)

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 13.4%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,191,605
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,273,900
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,354,935
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	664,170
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,775,560
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	659,294
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	721,426
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,060,600
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,618,839
		$16,320,329
General Obligations - Improvement - 2.9%
Brooke County, WV, Board of Education, FGIC, 5%, 2016	$1,390,000	$1,416,855
Guam Government, “A”, 5.25%, 2037	250,000	200,860
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,800,000	1,865,322
		$3,483,037
General Obligations - Schools - 3.2%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,734,751
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,174,220
		$3,908,971
Healthcare Revenue - Hospitals - 8.6%
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	$750,000	$711,780
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,001,280
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	563,106
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,210,000	1,212,856
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	439,585
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,000,240

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev., “A”, AMBAC, 5%, 2022	$2,500,000	$2,335,725
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)	2,000,000	2,281,980
West Virginia State Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	879,260
		$10,425,812
Healthcare Revenue - Long Term Care - 0.2%
West Virginia Economic Development Authority (Edgewood Summit), 5.5%, 2029	$300,000	$245,376

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$314,132

Parking - 1.1%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,299,715

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$883,943

Single Family Housing - Local - 1.2%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$35,000	$35,029
Kanawha County, WV, 0%, 2015	1,920,000	1,395,418
		$1,430,447
Single Family Housing - State - 4.1%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$882,628
West Virginia Housing Development Fund Rev., 5.3%, 2023	515,000	487,551
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	756,190
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	2,855,295
		$4,981,664
State & Local Agencies - 20.3%
Huntington, WV, Municipal Development Authority Rev., MBIA, 5.1%, 2018	$1,740,000	$1,758,287
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,654,625
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,250,970
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	1,000,000	980,950

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5.5%, 2013	$1,000,000	$1,060,960
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5%, 2026	2,100,000	1,909,551
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, MBIA, 5%, 2029	1,530,000	1,333,579
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	935,520
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,022,520
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	999,100
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	605,062
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,235,462
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	845,830
		$24,592,416
Tax - Other - 3.3%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$453,555
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	913,620
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	677,198
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	1,949,580
		$3,993,953
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$402,150
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	261,354
		$663,504
Tobacco - 0.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$620,000	$541,024

Transportation - Special Tax - 1.3%
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,583,291

Universities - Colleges - 18.5%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,419,450
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	3,210,000	2,800,597

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	$2,250,000	$1,963,035
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,193,038
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), MBIA, 5%, 2035	1,675,000	1,425,810
West Liberty State College, Capital Improvement, 6%, 2028	500,000	469,785
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,697,657
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,449,150
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	3,000,000	2,615,370
West Virginia University Improvement Rev., “C”, FGIC, 5%, 2028	1,000,000	888,350
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,866,218
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,757,086
West Virginia University, University Systems Rev. (West Virginia University), “A”, MBIA, 5.25%, 2028	2,000,000	1,903,920
		$22,449,466
Utilities - Investor Owned - 4.1%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$691,418
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	260,031
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,001,050
		$4,952,499
Water & Sewer Utility Revenue - 14.0%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$807,810
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	261,855
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	200,372
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	373,300
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,927,928
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	1,781,520
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,072,718
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,025,330
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	993,780

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	$2,850,000	$2,675,894
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)	55,000	56,230
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	390,000	412,312
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)(f)	895,000	946,203
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,731,990

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	$2,000,000	$1,667,660
		$16,934,902
Total Investments (Identified Cost, $125,746,891)		$119,004,481

Other Assets, Less Liabilities - 1.9%		2,307,847
Net Assets - 100.0%		$121,312,328

Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	25	$2,929,297	Dec-08	$65,381

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/08 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Identified cost	$92,505,941	$199,244,548	$316,142,053	$110,319,935
Unrealized appreciation (depreciation)	(3,347,542)	(9,113,893)	(7,887,599)	(6,319,210)
Total investments, at value	$89,158,399	$190,130,655	$308,254,454	$104,000,725
Cash	2,511,086	14,208,203	5,723,008	3,448,318
Receivable for daily variation margin on open futures contracts	37,188	278,906	177,969	92,969
Receivable for investments sold	35,678	—	1,675,067	1,529,153
Receivable for fund shares sold	163,063	91,803	143,686	74,279
Interest receivable	1,248,395	2,748,693	5,198,864	1,731,446
Receivable from investment adviser	—	—	—	2,518
Other assets	208	327	546	249
Total assets	$93,154,017	$207,458,587	$321,173,594	$110,879,657

Liabilities
Distributions payable	$155,759	$231,040	$364,588	$140,546
Payable for investments purchased	—	—	—	937,397
Payable to the holder of the floating rate certificate from trust assets	752,182	—	13,425,000	940,630
Payable for fund shares reacquired	535,962	256,727	1,298,793	154,932
Payable to affiliates
Management fee	1,515	3,423	5,060	1,801
Shareholder servicing costs	10,026	15,133	24,058	12,488
Distribution and service fees	637	4,526	7,814	10,451
Administrative services fee	132	231	316	147
Payable for independent trustees’ compensation	7,681	9,868	12,741	7,604
Payable for interest expense and fees	3,943	—	97,681	8,008
Accrued expenses and other liabilities	20,141	37,247	58,933	31,088
Total liabilities	$1,487,978	$558,195	$15,294,984	$2,245,092
Net assets	$91,666,039	$206,900,392	$305,878,610	$108,634,565

Net assets consist of
Paid-in capital	$94,984,153	$214,322,521	$313,392,504	$114,443,725
Unrealized appreciation (depreciation) on investments	(3,329,489)	(9,007,620)	(7,678,943)	(6,251,286)
Accumulated net realized gain (loss) on investments	(10,103)	1,551,815	1,013,216	294,527
Accumulated undistributed (distributions in excess of) net investment income	21,478	33,676	(848,167)	147,599
Net assets	$91,666,039	$206,900,392	$305,878,610	$108,634,565

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$84,636,677	$166,528,553	$252,480,039	$83,075,874
Class B	7,029,362	18,181,271	19,927,436	25,558,691
Class C	—	22,190,568	33,471,135	—
Total net assets	$91,666,039	$206,900,392	$305,878,610	$108,634,565

Shares of beneficial interest outstanding
Class A	9,285,783	16,355,608	23,103,555	8,909,623
Class B	770,223	1,790,662	1,825,835	2,733,813
Class C	—	2,182,194	3,064,794	—
Total shares of beneficial interest outstanding	10,056,006	20,328,464	27,994,184	11,643,436

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.11	$10.18	$10.93	$9.32
Offering price per share (100/95.25 × net asset value per share)	$9.56	$10.69	$11.48	$9.78

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.13	$10.15	$10.91	$9.35

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$10.17	$10.92	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Identified cost	$149,076,357	$112,761,261	$285,200,004	$125,746,891
Unrealized appreciation (depreciation)	(6,419,645)	(4,892,078)	(12,824,207)	(6,742,410)
Total investments, at value	$142,656,712	$107,869,183	$272,375,797	$119,004,481
Cash	851,408	1,882,840	4,762,631	1,065,577
Receivable for daily variation margin on open futures contracts	87,656	66,406	159,375	66,406
Receivable for investments sold	1,283,670	2,874,081	4,157,278	155,000
Receivable for fund shares sold	58,667	235,827	1,083,883	882
Interest receivable	2,578,270	1,666,748	4,662,603	2,221,921
Other assets	318	249	506	303
Total assets	$147,516,701	$114,595,334	$287,202,073	$122,514,570

Liabilities
Distributions payable	$174,575	$189,217	$388,376	$143,891
Payable for investments purchased	—	—	895,010	—
Payable to the holder of the floating rate certificate from trust assets	4,610,493	—	7,143,370	902,619
Payable for fund shares reacquired	167,656	100,488	613,680	95,691
Payable to affiliates
Management fee	2,359	1,889	4,599	2,009
Shareholder servicing costs	11,825	8,869	24,143	10,659
Distribution and service fees	3,239	2,516	6,327	2,606
Administrative services fee	176	151	292	158
Payable for independent trustees’ compensation	12,645	9,842	12,775	12,658
Payable for interest expense and fees	49,720	—	64,933	4,685
Accrued expenses and other liabilities	26,313	23,691	45,996	27,266
Total liabilities	$5,059,001	$336,663	$9,199,501	$1,202,242
Net assets	$142,457,700	$114,258,671	$278,002,572	$121,312,328

Net assets consist of
Paid-in capital	$148,014,159	$118,234,082	$288,207,879	$128,546,266
Unrealized appreciation (depreciation) on investments	(6,353,893)	(4,814,197)	(12,708,674)	(6,677,029)
Accumulated net realized gain (loss) on investments	877,188	447,854	2,352,450	578,410
Accumulated undistributed (distributions in excess of) net investment income	(79,754)	390,932	150,917	(1,135,319)
Net assets	$142,457,700	$114,258,671	$278,002,572	$121,312,328

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$128,904,410	$105,526,482	$251,123,225	$113,954,638
Class B	13,553,290	8,732,189	8,988,815	7,357,690
Class C	—	—	17,890,532	—
Total net assets	$142,457,700	$114,258,671	$278,002,572	$121,312,328

Shares of beneficial interest outstanding
Class A	11,519,413	10,825,111	23,864,772	11,049,283
Class B	1,211,801	896,364	854,810	713,720
Class C	—	—	1,700,632	—
Total shares of beneficial interest outstanding	12,731,214	11,721,475	26,420,214	11,763,003

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.19	$9.75	$10.52	$10.31
Offering price per share (100/95.25 × net asset value per share)	$11.75	$10.24	$11.04	$10.82

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.18	$9.74	$10.52	$10.31

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$10.52	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/08 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,319,354	$4,879,682	$7,037,313	$2,864,860
Expenses
Management fee	$243,690	$476,246	$823,218	$285,773
Distribution and service fees	30,042	390,739	734,521	161,988
Shareholder servicing costs	26,528	57,943	86,906	39,987
Administrative services fee	11,657	17,723	26,225	12,711
Independent trustees’ compensation	2,059	3,165	6,306	3,145
Custodian fee	9,886	19,639	24,300	14,465
Shareholder communications	3,940	8,658	14,761	7,152
Auditing fees	20,754	20,754	20,754	20,754
Legal fees	1,434	2,085	3,445	1,597
Interest expense and fees	17,252	54,303	209,853	26,311
Miscellaneous	25,135	33,283	45,767	23,983
Total expenses	$392,377	$1,084,538	$1,996,056	$597,866
Fees paid indirectly	(1,987)	(7,904)	(5,944)	(2,690)
Reduction of expenses by investment adviser	(102,093)	(197,455)	(346,185)	(131,889)
Net expenses	$288,297	$879,179	$1,643,927	$463,287
Net investment income	$2,031,057	$4,000,503	$5,393,386	$2,401,573

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) –
Investment transactions	$(68,554)	$1,748,905	$(203,887)	$539,132
Futures contracts	34,077	35,857	194,889	49,104
Swap transactions	75,981	15,895	29,799	—
Net realized gain (loss) on investments	$41,504	$1,800,657	$20,801	$588,236
Change in unrealized appreciation (depreciation) –
Investments	$(4,756,752)	$(14,820,136)	$(13,446,611)	$(7,532,950)
Futures contracts	9,997	90,161	178,043	58,257
Swap transactions	(25,654)	—	—	—
Net unrealized gain (loss) on investments	$(4,772,409)	$(14,729,975)	$(13,268,568)	$(7,474,693)
Net realized and unrealized gain (loss) on investments	$(4,730,905)	$(12,929,318)	$(13,247,767)	$(6,886,457)
Change in net assets from operations	$(2,699,848)	$(8,928,815)	$(7,854,381)	$(4,484,884)

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$3,866,248	$2,958,544	$7,900,649	$2,080,808
Expenses
Management fee	$392,629	$300,206	$742,794	$340,948
Distribution and service fees	315,122	235,079	591,953	256,483
Shareholder servicing costs	41,893	29,644	81,477	35,244
Administrative services fee	15,392	13,096	24,208	14,072
Independent trustees’ compensation	3,448	3,074	6,254	3,422
Custodian fee	14,788	11,049	20,670	12,662
Shareholder communications	6,560	4,599	14,076	5,909
Auditing fees	20,754	9,455	20,754	20,754
Legal fees	2,008	1,623	3,186	1,829
Interest expense and fees	99,730	—	186,223	11,038
Miscellaneous	26,082	24,452	40,815	25,557
Total expenses	$938,406	$632,277	$1,732,410	$727,918
Fees paid indirectly	(2,385)	(7,336)	(9,391)	(1,787)
Reduction of expenses by investment adviser	(165,187)	(126,085)	(312,301)	(143,650)
Net expenses	$770,834	$498,856	$1,410,718	$582,481
Net investment income	$3,095,414	$2,459,688	$6,489,931	$1,498,327

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) –
Investment transactions	$246,938	$(294,701)	$644,200	$69,123
Futures contracts	69,992	38,676	136,076	83,561
Swap transactions	10,200	85,341	75,507	600
Net realized gain (loss) on investments	$327,130	$(170,684)	$855,783	$153,284
Change in unrealized appreciation (depreciation) –
Investments	$(8,731,941)	$(5,747,690)	$(15,697,345)	$(7,323,957)
Futures contracts	52,143	77,881	88,143	52,492
Swap transactions	(3,515)	(54,517)	(76,962)	(4,967)
Net unrealized gain (loss) on investments	$(8,683,313)	$(5,724,326)	$(15,686,164)	$(7,276,432)
Net realized and unrealized gain (loss) on investments	$(8,356,183)	$(5,895,010)	$(14,830,381)	$(7,123,148)
Change in net assets from operations	$(5,260,769)	$(3,435,322)	$(8,340,450)	$(5,624,821)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,031,057	$4,000,503	$5,393,386	$2,401,573
Net realized gain (loss) on investments	41,504	1,800,657	20,801	588,236
Net unrealized gain (loss) on investments	(4,772,409)	(14,729,975)	(13,268,568)	(7,474,693)
Change in net assets from operations	$(2,699,848)	$(8,928,815)	$(7,854,381)	$(4,484,884)

Distributions declared to shareholders
From net investment income
Class A	$(1,854,180)	$(3,103,090)	$(5,519,632)	$(1,768,962)
Class B	(137,760)	(351,692)	(372,931)	(495,865)
Class C	—	(394,793)	(585,915)	—
Total distributions declared to shareholders	$(1,991,940)	$(3,849,575)	$(6,478,478)	$(2,264,827)
Change in net assets from fund share transactions	$7,296,385	$53,645,432	$9,844,652	$8,669,488
Total change in net assets	$2,604,597	$40,867,042	$(4,488,207)	$1,919,777

Net assets
At beginning of period	89,061,442	166,033,350	310,366,817	106,714,788
At end of period	$91,666,039	$206,900,392	$305,878,610	$108,634,565
Accumulated undistributed (distributions in excess of) net investment income	$21,478	$33,676	$(848,167)	$147,599

Six months ended 9/30/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$3,095,414	$2,459,688	$6,489,931	$1,498,327
Net realized gain (loss) on investments	327,130	(170,684)	855,783	153,284
Net unrealized gain (loss) on investments	(8,683,313)	(5,724,326)	(15,686,164)	(7,276,432)
Change in net assets from operations	$(5,260,769)	$(3,435,322)	$(8,340,450)	$(5,624,821)

Distributions declared to shareholders
From net investment income
Class A	$(2,934,626)	$(2,305,627)	$(5,492,405)	$(2,456,479)
Class B	(275,931)	(177,551)	(174,553)	(132,133)
Class C	—	—	(311,730)	—
Total distributions declared to shareholders	$(3,210,557)	$(2,483,178)	$(5,978,688)	$(2,588,612)
Change in net assets from fund share transactions	$1,010,830	$9,165,638	$10,142,915	$(3,518,539)
Total change in net assets	$(7,460,496)	$3,247,138	$(4,176,223)	$(11,731,972)

Net assets
At beginning of period	149,918,196	111,011,533	282,178,795	133,044,300
At end of period	$142,457,700	$114,258,671	$278,002,572	$121,312,328
Accumulated undistributed (distributions in excess of) net investment income	$(79,754)	$390,932	$150,917	$(1,135,319)

See Notes to Financial Statements

Statements of Changes in Net Assets (unaudited) – continued

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,786,430	$6,360,559	$13,832,844	$4,396,176
Net realized gain (loss) on investments	69,757	800,004	611,761	(463,622)
Net unrealized gain (loss) on investments	(2,125,759)	(4,596,999)	(12,181,788)	(3,234,845)
Change in net assets from operations	$1,730,428	$2,563,564	$2,262,817	$697,709

Distributions declared to shareholders
From net investment income
Class A	$(3,419,568)	$(5,237,179)	$(10,767,677)	$(3,196,032)
Class B	(316,378)	(809,779)	(818,296)	(1,079,665)
Class C	—	(603,784)	(1,081,750)	—
From net realized gain on investments
Class A	—	(571,156)	(810,574)	(19,950)
Class B	—	(102,339)	(71,914)	(7,921)
Class C	—	(80,011)	(95,301)	—
Total distributions declared to shareholders	$(3,735,946)	$(7,404,248)	$(13,645,512)	$(4,303,568)
Change in net assets from fund share transactions	$6,188,450	$10,475,057	$(6,030,520)	$2,658,614
Total change in net assets	$4,182,932	$5,634,373	$(17,413,215)	$(947,245)

Net assets
At beginning of period	84,878,510	160,398,977	327,780,032	107,662,033
At end of period	$89,061,442	$166,033,350	$310,366,817	$106,714,788
Accumulated undistributed (distributions in excess of) net investment income	$(17,639)	$(117,252)	$236,925	$10,853

Year ended 3/31/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,478,377	$4,941,601	$13,309,215	$5,821,434
Net realized gain (loss) on investments	250,879	410,760	1,912	(144,530)
Net unrealized gain (loss) on investments	(5,922,803)	(4,006,453)	(9,834,867)	(5,195,238)
Change in net assets from operations	$806,453	$1,345,908	$3,476,260	$481,666

Distributions declared to shareholders
From net investment income
Class A	$(5,671,411)	$(4,136,804)	$(11,139,204)	$(5,249,476)
Class B	(649,595)	(393,512)	(391,875)	(319,990)
Class C	—	—	(467,129)	—
From net realized gain on investments
Class A	—	(298,704)	(704,401)	(154,048)
Class B	—	(31,748)	(28,072)	(11,065)
Class C	—	—	(34,732)	—
Total distributions declared to shareholders	$(6,321,006)	$(4,860,768)	$(12,765,413)	$(5,734,579)
Change in net assets from fund share transactions	$(1,012,407)	$2,300,640	$(2,522,224)	$(1,763,894)
Total change in net assets	$(6,526,960)	$(1,214,220)	$(11,811,377)	$(7,016,807)

Net assets
At beginning of period	156,445,156	112,225,753	293,990,172	140,061,107
At end of period	$149,918,196	$111,011,533	$282,178,795	$133,044,300
Accumulated undistributed (distributions in excess of) net investment income	$35,389	$414,422	$(360,326)	$(45,034)
See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$9.58		$9.80	$9.73		$9.82	$10.02	$10.02

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.45	(z)	$0.44	$0.46	$0.46
Net realized and unrealized gain (loss) on investments	(0.47)		(0.23)	0.05	(z)	(0.09)	(0.19)	0.01
Total from investment operations	$(0.26)		$0.21	$0.50		$0.35	$0.27	$0.47

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.43)		$(0.44)	$(0.47)	$(0.47)
Net asset value, end of period	$9.11		$9.58	$9.80		$9.73	$9.82	$10.02
Total return (%) (r)(s)(t)	(2.83	)(n)	2.21	5.20		3.59	2.76	4.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	1.03	1.11		1.07	0.93	0.82
Expenses after expense reductions (f)	0.55	(a)	0.78	0.86		0.82	0.68	0.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.51	(a)	0.56	0.62		0.64	0.58	0.62
Net investment income	4.36	(a)	4.51	4.59	(z)	4.48	4.70	4.61
Portfolio turnover	4		13	12		9	19	12
Net assets at end of period (000 Omitted)	$84,637		$80,893	$75,470		$75,597	$79,574	$82,507

See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$9.59		$9.81	$9.74		$9.84	$10.03	$10.04

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	(z)	$0.37	$0.39	$0.38
Net realized and unrealized gain (loss) on investments	(0.46)		(0.22)	0.04	(z)	(0.10)	(0.19)	(0.01	)(g)
Total from investment operations	$(0.29)		$0.14	$0.42		$0.27	$0.20	$0.37

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.35)		$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period	$9.13		$9.59	$9.81		$9.74	$9.84	$10.03
Total return (%) (r)(s)(t)	(3.09	)(n)	1.43	4.41		2.71	2.08	3.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.80	1.87		1.83	1.70	1.64
Expenses after expense reductions (f)	1.32	(a)	1.55	1.62		1.58	1.45	1.44
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.28	(a)	1.33	1.38		1.40	1.35	1.44
Net investment income	3.60	(a)	3.75	3.83	(z)	3.72	3.93	3.79
Portfolio turnover	4		13	12		9	19	12
Net assets at end of period (000 Omitted)	$7,029		$8,169	$9,408		$10,465	$11,544	$13,177

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.82		$11.15	$11.13		$11.30	$11.53	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.46	$0.52	(z)	$0.49	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.65)		(0.26)	0.03	(z)	(0.12)	(0.24)	0.04
Total from investment operations	$(0.41)		$0.20	$0.55		$0.37	$0.27	$0.55

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.48)		$(0.49)	$(0.50)	$(0.51)
From net realized gain on investments	—		(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.23)		$(0.53)	$(0.53)		$(0.54)	$(0.50)	$(0.51)
Net asset value, end of period	$10.18		$10.82	$11.15		$11.13	$11.30	$11.53
Total return (%) (r)(s)(t)	(3.85	)(n)	1.84	5.07		3.30	2.45	4.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.25	1.32		1.28	1.14	1.13
Expenses after expense reductions (f)	0.78	(a)	1.00	1.06		1.03	0.89	0.93
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.72	(a)	0.77	0.82		0.85	0.79	0.86
Net investment income	4.45	(a)	4.16	4.66	(z)	4.36	4.47	4.39
Portfolio turnover	14		22	8		12	20	13
Net assets at end of period (000 Omitted)	$166,529		$126,126	$118,924		$118,476	$125,861	$131,642

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$10.79		$11.11	$11.09		$11.27	$11.49	$11.45

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.43	(z)	$0.41	$0.42	$0.42
Net realized and unrealized gain (loss) on investments	(0.65)		(0.25)	0.04	(z)	(0.14)	(0.22)	0.04
Total from investment operations	$(0.45)		$0.13	$0.47		$0.27	$0.20	$0.46

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.40)		$(0.40)	$(0.42)	$(0.42)
From net realized gain on investments	—		(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.19)		$(0.45)	$(0.45)		$(0.45)	$(0.42)	$(0.42)
Net asset value, end of period	$10.15		$10.79	$11.11		$11.09	$11.27	$11.49
Total return (%) (r)(s)(t)	(4.23	)(n)	1.15	4.29		2.43	1.77	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	2.00	2.07		2.03	1.89	1.87
Expenses after expense reductions (f)	1.53	(a)	1.75	1.82		1.78	1.64	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.52	1.57		1.60	1.54	1.60
Net investment income	3.74	(a)	3.43	3.91	(z)	3.61	3.70	3.62
Portfolio turnover	14		22	8		12	20	13
Net assets at end of period (000 Omitted)	$18,181		$20,053	$25,654		$30,046	$35,328	$41,509

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class C
Net asset value, beginning of period	$10.81		$11.13	$11.11		$11.29	$11.51	$11.47

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.43	(z)	$0.41	$0.42	$0.42
Net realized and unrealized gain (loss) on investments	(0.65)		(0.24)	0.04	(z)	(0.14)	(0.22)	0.04
Total from investment operations	$(0.45)		$0.13	$0.47		$0.27	$0.20	$0.46

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.40)		$(0.40)	$(0.42)	$(0.42)
From net realized gain on investments	—		(0.05)	(0.05)		(0.05)	—	—
Total distributions declared to shareholders	$(0.19)		$(0.45)	$(0.45)		$(0.45)	$(0.42)	$(0.42)
Net asset value, end of period	$10.17		$10.81	$11.13		$11.11	$11.29	$11.51
Total return (%) (r)(s)(t)	(4.22	)(n)	1.16	4.29		2.43	1.78	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	2.00	2.07		2.03	1.89	1.87
Expenses after expense reductions (f)	1.53	(a)	1.75	1.82		1.78	1.64	1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.52	1.57		1.60	1.54	1.60
Net investment income	3.71	(a)	3.40	3.92	(z)	3.61	3.72	3.63
Portfolio turnover	14		22	8		12	20	13
Net assets at end of period (000 Omitted)	$22,191		$19,855	$15,822		$17,064	$19,730	$21,907

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$11.44		$11.86	$11.85		$11.99	$12.30	$12.24

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.52	$ 0.51	(z)	$0.51	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	(0.47)		(0.42)	0.03	(z)	(0.09)	(0.27)	0.07
Total from investment operations	$(0.27)		$0.10	$0.54		$0.42	$0.26	$0.60

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.48)	$(0.50)		$(0.51)	$(0.53)	$(0.53)
From net realized gain on investments	—		(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.52)	$(0.53)		$(0.56)	$(0.57)	$(0.54)
Net asset value, end of period	$10.93		$11.44	$11.86		$11.85	$11.99	$12.30
Total return (%) (r)(s)(t)	(2.43	)(n)	0.83	4.60		3.49	2.15	5.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.32	1.36		1.32	1.10	1.12
Expenses after expense reductions (f)	0.92	(a)	1.07	1.11		1.08	0.85	0.92
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.79	(a)	0.81	0.86		0.89	0.85	0.92
Net investment income	3.49	(a)	4.48	4.34	(z)	4.24	4.38	4.30
Portfolio turnover	4		17	12		8	9	9
Net assets at end of period (000 Omitted)	$252,480		$257,884	$268,108		$270,124	$279,875	$305,185

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$11.42		$11.84	$11.83		$11.98	$12.29	$12.23

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.45	$0.44	(z)	$0.43	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.47)		(0.43)	0.02	(z)	(0.10)	(0.27)	0.07
Total from investment operations	$(0.31)		$0.02	$0.46		$0.33	$0.18	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.42)		$(0.43)	$(0.45)	$(0.45)
From net realized gain on investments	—		(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.45)		$(0.48)	$(0.49)	$(0.46)
Net asset value, end of period	$10.91		$11.42	$11.84		$11.83	$11.98	$12.29
Total return (%) (r)(s)(t)	(2.75	)(n)	0.17	3.93		2.73	1.49	4.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.97	2.01		1.98	1.75	1.76
Expenses after expense reductions (f)	1.57	(a)	1.72	1.76		1.73	1.50	1.56
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.47	1.51		1.54	1.50	1.56
Net investment income	2.85	(a)	3.83	3.70	(z)	3.59	3.72	3.64
Portfolio turnover	4		17	12		8	9	9
Net assets at end of period (000 Omitted)	$19,927		$21,537	$26,520		$32,610	$40,251	$50,363

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class C
Net asset value, beginning of period	$11.43		$11.85	$11.84		$11.98	$12.29	$12.23

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.45	$0.44	(z)	$0.43	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.47)		(0.43)	0.02	(z)	(0.09)	(0.27)	0.07
Total from investment operations	$(0.31)		$0.02	$0.46		$0.34	$0.18	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.42)		$(0.43)	$(0.45)	$(0.45)
From net realized gain on investments	—		(0.04)	(0.03)		(0.05)	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.45)		$(0.48)	$(0.49)	$(0.46)
Net asset value, end of period	$10.92		$11.43	$11.85		$11.84	$11.98	$12.29
Total return (%) (r)(s)(t)	(2.75	)(n)	0.17	3.93		2.82	1.49	4.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.97	2.01		1.98	1.76	1.77
Expenses after expense reductions (f)	1.57	(a)	1.72	1.76		1.73	1.51	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.47	1.51		1.54	1.51	1.57
Net investment income	2.83	(a)	3.83	3.69	(z)	3.61	3.76	3.67
Portfolio turnover	4		17	12		8	9	9
Net assets at end of period (000 Omitted)	$33,471		$30,946	$33,152		$32,223	$32,897	$35,256

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008		2007		2006	2005	2004
Class A
Net asset value, beginning of period	$9.90		$10.24		$10.15		$10.17	$10.31	$10.21

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44		$0.45	(z)	$0.43	$0.44	$0.42
Net realized and unrealized gain (loss) on investments	(0.59)		(0.36)		0.06	(z)	(0.02)	(0.14)	0.10
Total from investment operations	$(0.37)		$0.08		$0.51		$0.41	$0.30	$0.52

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)		$(0.42)		$(0.43)	$(0.44)	$(0.42)
From net realized gain on investments	—		(0.00	)(w)	—		—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.42)		$(0.42)		$(0.43)	$(0.44)	$(0.42)
Net asset value, end of period	$9.32		$9.90		$10.24		$10.15	$10.17	$10.31
Total return (%) (r)(s)(t)	(3.80	)(n)	0.87		5.17		4.08	2.97	5.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	1.11		1.18		1.13	1.03	1.05
Expenses after expense reductions (f)	0.65	(a)	0.80		0.82		0.77	0.69	0.75
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.60	(a)	0.60		0.60		0.60	0.60	0.64
Net investment income	4.52	(a)	4.32		4.45	(z)	4.24	4.33	4.12
Portfolio turnover	17		17		9		9	20	24
Net assets at end of period (000 Omitted)	$83,076		$77,866		$73,813		$74,429	$67,942	$75,083

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008		2007		2006	2005	2004
Class B
Net asset value, beginning of period	$9.93		$10.27		$10.18		$10.20	$10.34	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36		$0.38	(z)	$0.36	$0.36	$0.34
Net realized and unrealized gain (loss) on investments	(0.59)		(0.35)		0.06	(z)	(0.03)	(0.14)	0.10
Total from investment operations	$(0.40)		$0.01		$0.44		$0.33	$0.22	$0.44

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)		$(0.35)		$(0.35)	$(0.36)	$(0.34)
From net realized gain on investments	—		(0.00	)(w)	—		—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.35)		$(0.35)		$(0.35)	$(0.36)	$(0.34)
Net asset value, end of period	$9.35		$9.93		$10.27		$10.18	$10.20	$10.34
Total return (%) (r)(s)(t)	(4.15	)(n)	0.11		4.37		3.30	2.19	4.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.86		1.94		1.89	1.80	1.85
Expenses after expense reductions (f)	1.41	(a)	1.56		1.58		1.53	1.46	1.55
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.36	(a)	1.36		1.36		1.36	1.37	1.44
Net investment income	3.79	(a)	3.56		3.69	(z)	3.49	3.56	3.32
Portfolio turnover	17		17		9		9	20	24
Net assets at end of period (000 Omitted)	$25,559		$28,848		$33,849		$38,642	$41,455	$48,480

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to interest payments made to the holder of certain floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$11.85		$12.29	$12.25		$12.36	$12.61	$12.53

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.55	(z)	$0.54	$0.56	$0.55
Net realized and unrealized gain (loss) on investments	(0.65)		(0.45)	0.00	(w)(z)	(0.11)	(0.25)	0.10
Total from investment operations	$(0.40)		$0.08	$0.55		$0.43	$0.31	$0.65

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.52)	$(0.51)		$(0.54)	$(0.56)	$(0.57)
Net asset value, end of period	$11.19		$11.85	$12.29		$12.25	$12.36	$12.61
Total return (%) (r)(s)(t)	(3.51	)(n)	0.62	4.57		3.48	2.52	5.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.31	1.37		1.34	1.23	1.21
Expenses after expense reductions (f)	0.95	(a)	1.06	1.12		1.09	0.98	1.01
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	(a)	0.85	0.89		0.92	0.89	0.94
Net investment income	4.13	(a)	4.36	4.45	(z)	4.35	4.50	4.39
Portfolio turnover	8		13	10		13	15	16
Net assets at end of period (000 Omitted)	$128,904		$134,422	$135,766		$131,167	$130,342	$137,911

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$11.84		$12.29	$12.24		$12.36	$12.60	$12.52

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.45	$0.47	(z)	$0.46	$0.48	$0.47
Net realized and unrealized gain (loss) on investments	(0.65)		(0.46)	0.01	(z)	(0.12)	(0.24)	0.10
Total from investment operations	$(0.44)		$(0.01)	$0.48		$0.34	$0.24	$0.57

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.43)		$(0.46)	$(0.48)	$(0.49)
Net asset value, end of period	$11.18		$11.84	$12.29		$12.24	$12.36	$12.60
Total return (%) (r)(s)(t)	(3.83	)(n)	(0.12)	3.98		2.73	1.94	4.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.96	2.02		1.99	1.88	1.86
Expenses after expense reductions (f)	1.60	(a)	1.71	1.77		1.74	1.63	1.66
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.50	1.54		1.57	1.54	1.59
Net investment income	3.49	(a)	3.71	3.80	(z)	3.70	3.85	3.74
Portfolio turnover	8		13	10		13	15	16
Net assets at end of period (000 Omitted)	$13,553		$15,496	$20,679		$26,214	$31,032	$36,817

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$10.25		$10.58	$10.56		$10.71	$10.96	$10.90

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.48	$0.47	(z)	$0.45	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.50)		(0.34)	(0.01	)(z)	(0.12)	(0.18)	0.06
Total from investment operations	$(0.28)		$0.14	$0.46		$0.33	$0.27	$0.51

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.44)		$(0.44)	$(0.44)	$(0.45)
From net realized gain on investments	—		(0.03)	(0.00	)(w)	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.22)		$(0.47)	$(0.44)		$(0.48)	$(0.52)	$(0.45)
Net asset value, end of period	$9.75		$10.25	$10.58		$10.56	$10.71	$10.96
Total return (%) (r)(s)(t)	(2.78	)(n)	1.38	4.43		3.13	2.53	4.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.13	1.17		1.19	1.16	1.14
Expenses after expense reductions (f)	0.81	(a)	0.88	0.92		0.94	0.91	0.94
Net investment income	4.27	(a)	4.61	4.44	(z)	4.17	4.16	4.08
Portfolio turnover	8		26	15		5	11	19
Net assets at end of period (000 Omitted)	$105,526		$101,028	$99,302		$98,825	$104,837	$118,990

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$10.24		$10.57	$10.56		$10.70	$10.95	$10.89

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.40	(z)	$0.38	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.50)		(0.34)	(0.02	)(z)	(0.11)	(0.18)	0.06
Total from investment operations	$(0.31)		$0.07	$0.38		$0.27	$0.20	$0.44

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.37)		$(0.37)	$(0.37)	$(0.38)
From net realized gain on investments	—		(0.03)	(0.00	)(w)	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(0.37)		$(0.41)	$(0.45)	$(0.38)
Net asset value, end of period	$9.74		$10.24	$10.57		$10.56	$10.70	$10.95
Total return (%) (r)(s)(t)	(3.11	)(n)	0.72	3.66		2.56	1.87	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.78	1.82		1.84	1.81	1.79
Expenses after expense reductions (f)	1.46	(a)	1.53	1.57		1.59	1.56	1.59
Net investment income	3.63	(a)	3.93	3.78	(z)	3.52	3.51	3.43
Portfolio turnover	8		26	15		5	11	19
Net assets at end of period (000 Omitted)	$8,732		$9,983	$12,924		$17,217	$20,689	$24,306
(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$11.07		$11.43	$11.41		$11.52	$11.73	$11.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.53	$0.51	(z)	$0.51	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	(0.57)		(0.38)	(0.00	)(w)(z)	(0.12)	(0.21)	0.12
Total from investment operations	$(0.32)		$0.15	$0.51		$0.39	$0.32	$0.65

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.49)		$(0.50)	$(0.53)	$(0.53)
From net realized gain on investments	—		(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.51)	$(0.49)		$(0.50)	$(0.53)	$(0.53)
Net asset value, end of period	$10.52		$11.07	$11.43		$11.41	$11.52	$11.73
Total return (%) (r)(s)(t)	(2.93	)(n)	1.34	4.57		3.45	2.83	5.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.27	1.32		1.30	1.10	1.13
Expenses after expense reductions (f)	0.92	(a)	1.02	1.07		1.05	0.85	0.93
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.79	(a)	0.82	0.87		0.90	0.85	0.93
Net investment income	4.56	(a)	4.72	4.51	(z)	4.38	4.63	4.53
Portfolio turnover	7		27	8		13	11	11
Net assets at end of period (000 Omitted)	$251,123		$257,133	$269,068		$277,633	$285,185	$301,218

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$11.06		$11.42	$11.40		$11.51	$11.72	$11.60

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.44	(z)	$0.43	$0.46	$0.45
Net realized and unrealized gain (loss) on investments	(0.56)		(0.38)	(0.00	)(w)(z)	(0.11)	(0.21)	0.12
Total from investment operations	$(0.34)		$0.08	$0.44		$0.32	$0.25	$0.57

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
From net realized gain on investments	—		(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
Net asset value, end of period	$10.52		$11.06	$11.42		$11.40	$11.51	$11.72
Total return (%) (r)(s)(t)	(3.16	)(n)	0.68	3.89		2.78	2.16	5.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.92	1.97		1.95	1.75	1.77
Expenses after expense reductions (f)	1.57	(a)	1.67	1.72		1.70	1.50	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.47	1.52		1.55	1.50	1.57
Net investment income	3.92	(a)	4.07	3.87	(z)	3.73	3.98	3.88
Portfolio turnover	7		27	8		13	11	11
Net assets at end of period (000 Omitted)	$8,989		$9,941	$12,545		$16,885	$19,637	$23,564

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class C
Net asset value, beginning of period	$11.06		$11.43	$11.41		$11.52	$11.72	$11.61

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.44(z	)	$0.43	$0.46	$0.45
Net realized and unrealized gain (loss) on investments	(0.56)		(0.39)	(0.00	)(w)(z)	(0.11)	(0.20)	0.11
Total from investment operations	$(0.34)		$0.07	$0.44		$0.32	$0.26	$0.56

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
From net realized gain on investments	—		(0.03)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.42)		$(0.43)	$(0.46)	$(0.45)
Net asset value, end of period	$10.52		$11.06	$11.43		$11.41	$11.52	$11.72
Total return (%) (r)(s)(t)	(3.16	)(n)	0.59	3.89		2.78	2.25	4.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.93	1.97		1.95	1.75	1.77
Expenses after expense reductions (f)	1.57	(a)	1.67	1.72		1.70	1.50	1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.47	1.52		1.55	1.50	1.57
Net investment income	3.90	(a)	4.06	3.86	(z)	3.72	3.98	3.88
Portfolio turnover	7		27	8		13	11	11
Net assets at end of period (000 Omitted)	$17,891		$15,105	$12,377		$12,995	$12,208	$13,338

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class A
Net asset value, beginning of period	$11.01		$11.45	$11.47		$11.58	$11.82	$11.77

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.49	$0.51	(z)	$0.48	$0.51	$0.51
Net realized and unrealized gain (loss) on investments	(0.61)		(0.45)	0.01	(z)	(0.11)	(0.25)	0.05
Total from investment operations	$(0.48)		$0.04	$0.52		$0.37	$0.26	$0.56

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)	$(0.47)		$(0.48)	$(0.50)	$(0.51)
From net realized gain on investments	—		(0.01)	(0.07)		—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.54)		$(0.48)	$(0.50)	$(0.51)
Net asset value, end of period	$10.31		$11.01	$11.45		$11.47	$11.58	$11.82
Total return (%) (r)(s)(t)	(4.47	)(n)	0.35	4.59		3.21	2.28	4.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.35	1.40		1.34	1.25	1.21
Expenses after expense reductions (f)	0.85	(a)	1.10	1.15		1.09	1.00	1.01
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.83	(a)	0.85	0.89		0.92	0.89	0.93
Net investment income	2.31	(a)	4.33	4.41	(z)	4.16	4.35	4.33
Portfolio turnover	8		14	13		7	14	17
Net assets at end of period (000 Omitted)	$113,955		$124,948	$129,974		$134,416	$134,459	$140,599

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/08 (unaudited)		Years ended 3/31
			2008	2007		2006	2005	2004
Class B
Net asset value, beginning of period	$11.01		$11.44	$11.46		$11.58	$11.82	$11.76

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.42	$0.43	(z)	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	(0.61)		(0.44)	0.01	(z)	(0.13)	(0.24)	0.06
Total from investment operations	$(0.52)		$(0.02)	$0.44		$0.28	$0.19	$0.49

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.39)		$(0.40)	$(0.43)	$(0.43)
From net realized gain on investments	—		(0.01)	(0.07)		—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.46)		$(0.40)	$(0.43)	$(0.43)
Net asset value, end of period	$10.31		$11.01	$11.44		$11.46	$11.58	$11.82
Total return (%) (r)(s)(t)	(4.78	)(n)	(0.21)	3.92		2.45	1.62	4.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	2.00	2.06		1.99	1.90	1.86
Expenses after expense reductions (f)	1.49	(a)	1.75	1.80		1.74	1.65	1.66
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.50	1.55		1.57	1.54	1.58
Net investment income	1.66	(a)	3.69	3.76	(z)	3.51	3.71	3.68
Portfolio turnover	8		14	13		7	14	17
Net assets at end of period (000 Omitted)	$7,358		$8,096	$10,087		$12,388	$14,334	$17,744

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not Annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	the fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund’s net asset value may differ from quoted or published prices for the same investments.

Each fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments in Securities	$—	$89,158,399	$—	$89,158,399
Other Financial Instruments	$18,053	$—	$—	$18,053

New York Fund
Investments in Securities	$—	$190,130,655	$—	$190,130,655
Other Financial Instruments	$106,273	$—	$—	$106,273

North Carolina Fund
Investments in Securities	$—	$308,254,454	$—	$308,254,454
Other Financial Instruments	$208,656	$—	$—	$208,656

Pennsylvania Fund
Investments in Securities	$—	$104,000,725	$—	$104,000,725
Other Financial Instruments	$67,924	$—	$—	$67,924

South Carolina Fund
Investments in Securities	$—	$142,656,712	$—	$142,656,712
Other Financial Instruments	$65,752	$—	$—	$65,752

Tennessee Fund
Investments in Securities	$—	$107,869,183	$—	$107,869,183
Other Financial Instruments	$77,881	$—	$—	$77,881

Virginia Fund
Investments in Securities	$—	$272,375,797	$—	$272,375,797
Other Financial Instruments	$115,533	$—	$—	$115,533

West Virginia Fund
Investments in Securities	$—	$119,004,481	$—	$119,004,481
Other Financial Instruments	$65,381	$—	$—	$65,381

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Management is evaluating the application of the Standard to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on each fund’s financial statements.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by each fund. Upon entering into such contracts, each fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is an exchange of cash payments between each fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. Certain funds may hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At September 30, 2008, certain fund’s payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees related to interest payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floaters were as follows:

	Payable to the holder of the floating rate certificate from trust assets	Weighted average interest rate on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters
Fund
Mississippi Fund	$752,182	8.35%	$17,252
New York Fund	—	—	54,303
North Carolina Fund	13,425,000	8.37%	209,853
Pennsylvania Fund	940,630	4.45%	26,311
South Carolina Fund	4,610,493	8.32%	99,730
Virginia Fund	7,143,370	8.22%	186,223
West Virginia Fund	902,619	8.35%	11,038

Notes to Financial Statements (unaudited) – continued

Primary and externally deposited inverse floaters held by each fund are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income taxes is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on each fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$428,910	$125,085	$384	$—	$424,230	$299,592	$70,146
Tax-exempt income	3,735,946	6,650,742	12,667,723	4,275,697	6,321,006	4,350,633	11,998,208	5,569,466
Long-term capital gain	—	324,596	852,704	27,487	—	85,905	467,613	94,967
Total distributions	$3,735,946	$7,404,248	$13,645,512	$4,303,568	$6,321,006	$4,860,768	$12,765,413	$5,734,579

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$91,710,178	$199,767,643	$304,253,492	$109,230,779
Gross appreciation	1,776,671	3,462,317	6,329,797	1,378,867
Gross depreciation	(5,080,632)	(13,099,305)	(15,753,835)	(7,549,551)
Net unrealized appreciation (depreciation)	$(3,303,961)	$(9,636,988)	$(9,424,038)	$(6,170,684)

As of 3/31/08
Undistributed ordinary income	$—	$381,535	$149,941	$—
Undistributed tax-exempt income	319,552	472,747	1,292,981	381,509
Undistributed long-term capital gain	—	450,132	1,146,971	—
Capital loss carryforwards	(141,925)	—	—	(17,684)
Post-October capital loss deferral	(2,850)	—	—	(407,535)
Other temporary differences	(274,861)	(3,696)	73,226	(424,529)
Net unrealized appreciation (depreciation)	1,510,435	4,634,719	5,285,128	1,354,917

As of 9/30/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$144,575,254	$112,528,444	$277,749,919	$126,653,485
Gross appreciation	2,864,583	2,349,701	5,264,758	1,105,939
Gross depreciation	(9,393,618)	(7,008,962)	(17,782,250)	(9,657,562)
Net unrealized appreciation (depreciation)	$(6,529,035)	$(4,659,261)	$(12,517,492)	$(8,551,623)

As of 3/31/08
Undistributed ordinary income	$—	$338,203	$581,396	$20,384
Undistributed tax-exempt income	580,268	815,575	624,007	431,670
Undistributed long-term capital gain	106,201	138,081	61,164	1,228,290
Post-October capital loss deferral	—	(50,540)	—	—
Other temporary differences	(320,458)	(346,636)	(885,716)	803,392
Net unrealized appreciation (depreciation)	2,769,762	1,048,406	3,754,635	(229,112)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2008, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Mississippi Fund	Pennsylvania Fund
3/31/13	$(112,248)	$—
3/31/14	(29,677)	—
3/31/16	—	(17,684)
Total	$(141,925)	$(17,684)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended

Notes to Financial Statements (unaudited) – continued

September 30, 2008, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$101,815	$196,916	$345,243	$119,478	$164,737	$125,742	$311,450	$143,259

The management fee incurred for the six months ended September 30, 2008 was equivalent to an annual effective rate of 0.30% of each fund’s average daily net assets.

For the Pennsylvania Fund, investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue through July 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended September 30, 2008, this reduction amounted to $12,086 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective August 1, 2008, the investment adviser has agreed in writing to pay a portion of the following fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of each fund’s average daily net assets.

	New York Fund	North Carolina Fund		South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
Class A	0.90%	1.03%	(a)	1.01%	(a)	1.04%	(a)	0.99%	(a)	1.00%	(a)
Class B	1.65%	1.68%		1.66%		1.69%		1.64%		1.65%
Class C	1.65%	1.68%		N/A		N/A		1.64%		N/A

(a)	Effective March 1, 2009, these annual rates will change to 0.93%, 0.91%, 0.94%, 0.89%, and 0.90% for North Carolina Fund, South Carolina Fund, Tennessee Fund, Virginia Fund, and West Virginia Fund, respectively.

This written agreement will continue through July 31, 2009, unless changed or rescinded by the fund’s Board of Trustees. For the six months ended September 30, 2008, these funds’ actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2008, as its portion of the initial sales charge on sales of Class A shares of each fund.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$20,562	$36,045	$43,729	$43,857	$20,095	$19,010	$31,382	$10,280

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.10%	0.25%	0.35%	—	$—
New York Fund	0.10%	0.25%	0.35%	0.25%	180,120
North Carolina Fund	0.10%	0.25%	0.35%	0.35%	462,392
Pennsylvania Fund	0.10%	0.25%	0.35%	0.10%	41,223
South Carolina Fund	0.10%	0.25%	0.35%	0.35%	239,355
Tennessee Fund	0.10%	0.25%	0.35%	0.35%	186,742
Virginia Fund	0.10%	0.25%	0.35%	0.35%	455,462
West Virginia Fund	0.10%	0.25%	0.35%	0.35%	216,640

Notes to Financial Statements (unaudited) – continued

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$30,042
New York Fund	0.75%	0.25%	1.00%	1.00%	99,098
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	105,721
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	120,765
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	75,767
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	48,337
Virginia Fund	0.75%	0.25%	1.00%	1.00%	48,908
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	39,843

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$111,521
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	166,408
Virginia Fund	0.75%	0.25%	1.00%	1.00%	87,583

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$30,042	$390,739	$734,521	$161,988	$315,122	$235,079	$591,953	$256,483

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2008 based on each class’ average daily net assets. Payment of the Mississippi Fund’s 0.25% annual Class A service fee and 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. Payment of the New York Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the Pennsylvania Fund’s 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund’s Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% annual Class A distribution fee will be eliminated for all funds.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2008, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$6,267	$6,965	$4,969	$135	$541	$—	$—	$—
Class B	2,620	9,788	9,196	14,238	3,849	1,708	2,002	1,645
Class C	N/A	2,026	997	N/A	N/A	N/A	683	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund’s Board of Trustees. For the six months ended September 30, 2008, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund’s average daily net assets for shareholder services.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$12,158	$31,056	$48,591	$22,587	$21,878	$15,996	$44,210	$17,953
Percentage of average daily net assets	0.0257%	0.0333%	0.0304%	0.0408%	0.0287%	0.0274%	0.0307%	0.0272%

Notes to Financial Statements (unaudited) – continued

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$14,370	$26,887	$38,315	$17,400	$20,015	$13,648	$37,267	$17,291
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended September 30, 2008 was equivalent to the following annual effective rate of each fund’s average daily net assets.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0247%	0.0190%	0.0164%	0.0230%	0.0202%	0.0225%	0.0168%	0.0213%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense for the funds. These amounts are included in independent trustees’ compensation for the six months ended September 30, 2008.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$344	$276	$591	$350	$580	$278	$589	$578

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at September 30, 2008, and is included in payable for independent trustees’ compensation.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$7,653	$9,868	$12,664	$7,571	$12,630	$9,820	$12,684	$12,625

Other – These funds and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2008, the aggregate fees paid to Tarantino LLC and Griffin Compliance LLC amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$311	$607	$1,050	$363	$501	$383	$949	$436

MFS has agreed to reimburse each fund for a portion of the payments made by the fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$278	$539	$942	$325	$450	$343	$851	$391

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$10,030,910	$61,523,819	$22,890,619	$24,210,277	$13,169,789	$18,161,548	$20,563,360	$10,169,796
Sales	$4,008,971	$26,141,418	$14,583,863	$18,756,958	$11,727,560	$9,377,505	$20,878,315	$11,825,451

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund’s shares were as follows:

	MFS Mississippi Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,217,790	$11,674,067	1,428,055	$13,861,790
Class B	25,006	239,908	50,077	485,249
	1,242,796	$11,913,975	1,478,132	$14,347,039

Shares issued to shareholders in reinvestment of distributions
Class A	110,988	$ 1,063,786	207,805	$ 2,009,167
Class B	7,135	68,485	16,964	164,330
	118,123	$1,132,271	224,769	$2,173,497

Shares reacquired
Class A	(489,312)	$(4,658,349)	(894,424)	$(8,640,172)
Class B	(113,756)	(1,091,512)	(174,463)	(1,691,914)
	(603,068)	$(5,749,861)	(1,068,887)	$(10,332,086)

Net change
Class A	839,466	$8,079,504	741,436	$7,230,785
Class B	(81,615)	(783,119)	(107,422)	(1,042,335)
	757,851	$7,296,385	634,014	$6,188,450

	MFS New York Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,288,027	$56,949,975	1,938,189	$21,279,035
Class B	98,624	1,064,730	74,565	819,051
Class C	429,531	4,665,348	549,644	6,060,788
	5,816,182	$62,680,053	2,562,398	$28,158,874

Shares issued to shareholders in reinvestment of distributions
Class A	166,367	$1,802,386	307,996	$3,391,111
Class B	22,211	240,012	55,486	609,255
Class C	21,848	236,500	39,785	437,289
	210,426	$2,278,898	403,267	$4,437,655

Shares reacquired
Class A	(754,017)	$(8,136,738)	(1,258,346)	$(13,855,672)
Class B	(189,153)	(2,027,750)	(579,561)	(6,360,968)
Class C	(106,496)	(1,149,031)	(173,379)	(1,904,832)
	(1,049,666)	$(11,313,519)	(2,011,286)	$(22,121,472)

Net change
Class A	4,700,377	$50,615,623	987,839	$10,814,474
Class B	(68,318)	(723,008)	(449,510)	(4,932,662)
Class C	344,883	3,752,817	416,050	4,593,245
	4,976,942	$53,645,432	954,379	$10,475,057

Notes to Financial Statements (unaudited) – continued

	MFS North Carolina Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,633,967	$18,771,987	1,721,939	$19,991,964
Class B	90,090	1,031,828	110,894	1,291,414
Class C	436,802	5,015,176	447,711	5,228,711
	2,160,859	$24,818,991	2,280,544	$26,512,089

Shares issued to shareholders in reinvestment of distributions
Class A	314,501	$3,610,869	663,271	$7,754,321
Class B	18,414	211,115	42,489	496,167
Class C	36,110	414,330	72,882	851,681
	369,025	$4,236,314	778,642	$9,102,169

Shares reacquired
Class A	(1,392,985)	$(15,949,592)	(2,446,335)	$(28,572,804)
Class B	(168,280)	(1,929,229)	(507,261)	(5,929,036)
Class C	(115,578)	(1,331,832)	(610,694)	(7,142,938)
	(1,676,843)	$(19,210,653)	(3,564,290)	$(41,644,778)

Net change
Class A	555,483	$6,433,264	(61,125)	$(826,519)
Class B	(59,776)	(686,286)	(353,878)	(4,141,455)
Class C	357,334	4,097,674	(90,101)	(1,062,546)
	853,041	$9,844,652	(505,104)	$(6,030,520)

	MFS Pennsylvania Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,542,198	$15,278,931	1,624,697	$16,384,665
Class B	56,824	562,791	129,987	1,316,228
	1,599,022	$15,841,722	1,754,684	$17,700,893

Shares issued to shareholders in reinvestment of distributions
Class A	113,491	$1,125,924	202,392	$2,041,995
Class B	31,946	317,751	69,367	701,914
	145,437	$1,443,675	271,759	$2,743,909

Shares reacquired
Class A	(607,851)	$(6,031,370)	(1,172,694)	$(11,822,576)
Class B	(259,954)	(2,584,539)	(590,904)	(5,963,612)
	(867,805)	$(8,615,909)	(1,763,598)	$(17,786,188)

Net change
Class A	1,047,838	$10,373,485	654,395	$6,604,084
Class B	(171,184)	(1,703,997)	(391,550)	(3,945,470)
	876,654	$8,669,488	262,845	$2,658,614

Notes to Financial Statements (unaudited) – continued

	MFS South Carolina Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	834,982	$9,939,689	1,312,186	$15,766,440
Class B	35,609	420,435	36,660	442,057
	870,591	$10,360,124	1,348,846	$16,208,497

Shares issued to shareholders in reinvestment of distributions
Class A	161,150	$1,915,502	308,088	$3,728,124
Class B	16,726	198,685	36,730	444,432
	177,876	$2,114,187	344,818	$4,172,556

Shares reacquired
Class A	(821,328)	$(9,696,597)	(1,318,977)	$(15,981,425)
Class B	(149,030)	(1,766,884)	(447,922)	(5,412,035)
	(970,358)	$(11,463,481)	(1,766,899)	$(21,393,460)

Net change
Class A	174,804	$2,158,594	301,297	$3,513,139
Class B	(96,695)	(1,147,764)	(374,532)	(4,525,546)
	78,109	$1,010,830	(73,235)	$(1,012,407)

	MFS Tennessee Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,338,219	$13,758,145	1,314,620	$13,696,524
Class B	21,804	224,759	45,319	469,407
	1,360,023	$13,982,904	1,359,939	$14,165,931

Shares issued to shareholders in reinvestment of distributions
Class A	121,022	$1,242,247	220,085	$2,299,836
Class B	10,822	111,044	24,854	259,625
	131,844	$1,353,291	244,939	$2,559,461

Shares reacquired
Class A	(490,491)	$(5,033,786)	(1,062,121)	$(11,100,219)
Class B	(110,924)	(1,136,771)	(317,669)	(3,324,533)
	(601,415)	$(6,170,557)	(1,379,790)	$(14,424,752)

Net change
Class A	968,750	$9,966,606	472,584	$4,896,141
Class B	(78,298)	(800,968)	(247,496)	(2,595,501)
	890,452	$9,165,638	225,088	$2,300,640

Notes to Financial Statements (unaudited) – continued

	MFS Virginia Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,787,584	$19,710,598	1,688,156	$19,000,975
Class B	29,003	321,583	69,039	778,407
Class C	382,742	4,254,311	386,974	4,362,861
	2,199,329	$24,286,492	2,144,169	$24,142,243

Shares issued to shareholders in reinvestment of distributions
Class A	299,849	$3,325,115	637,562	$7,188,256
Class B	9,381	103,944	22,710	256,018
Class C	17,498	193,868	28,221	318,006
	326,728	$3,622,927	688,493	$7,762,280

Shares reacquired
Class A	(1,459,999)	$(16,136,077)	(2,627,933)	$(29,642,471)
Class B	(82,570)	(911,507)	(291,100)	(3,282,430)
Class C	(64,996)	(718,920)	(132,842)	(1,501,846)
	(1,607,565)	$(17,766,504)	(3,051,875)	$(34,426,747)

Net change
Class A	627,434	$6,899,636	(302,215)	$(3,453,240)
Class B	(44,186)	(485,980)	(199,351)	(2,248,005)
Class C	335,244	3,729,259	282,353	3,179,021
	918,492	$10,142,915	(219,213)	$(2,522,224)

	MFS West Virginia Municipal Bond Fund
	Six months ended 9/30/08		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	295,592	$3,238,629	673,711	$7,556,954
Class B	27,856	307,619	39,137	441,404
	323,448	$3,546,248	712,848	$7,998,358

Shares issued to shareholders in reinvestment of distributions
Class A	148,195	$1,637,150	319,968	$3,605,557
Class B	7,554	83,410	17,364	195,621
	155,749	$1,720,560	337,332	$3,801,178

Shares reacquired
Class A	(739,621)	$(8,151,882)	(1,000,725)	$(11,286,514)
Class B	(57,142)	(633,465)	(202,518)	(2,276,916)
	(796,763)	$(8,785,347)	(1,203,243)	$(13,563,430)

Net change
Class A	(295,834)	$(3,276,103)	(7,046)	$(124,003)
Class B	(21,732)	(242,436)	(146,017)	(1,639,891)
	(317,566)	$(3,518,539)	(153,063)	$(1,763,894)

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2008, each fund’s commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statement of Operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$514	$451	$735	$269	$369	$272	$698	$330
Interest Expense	—	—	—	—	—	—	—	—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”).

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above for the Funds, and any expense limitations, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to each Fund will expire on February 28, 2009. At the time MFS entered into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reductions without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed to amend each Fund’s investment advisory agreement. As a result, effective March 1, 2009, each Fund’s investment advisory fee rate will be 0.45% of such Fund’s average daily net assets. In addition, effective August 1, 2008, MFS will observe an expense limitation for each of MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, which may not be modified by MFS without the consent of the Board.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by Class A shares of the MFS North Carolina Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, effective March 1, 2009.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the

1st quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and the expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than at the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2007, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2007 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2007 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

eDelivery

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. **To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery.** If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.